As filed with the Securities and Exchange Commission on June 28, 2010

1933 Act File No. 33-20673

1940 Act File No. 811-5514

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 85	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 86	[X]

MTB GROUP OF FUNDS

(Exact Name of Registrant as Specified in Charter)

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-836-2211

(Registrant’s Telephone Number)

Michael D. Daniels

MTB Group of Funds

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Alison Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
on pursuant to paragraph (b)(1)(iii)
X	60 days after filing pursuant to paragraph (a) (i)
on pursuant to paragraph (a) (i)
75 days after filing pursuant to paragraph (a)(ii)
on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

                     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[MTB LOGO / Cover Art]

Prospectus	August 31, 2010

MTB Group of Funds

MONEY MARKET FUNDS

MTB Money Market Fund (Money Market Fund)

(Class A-VSMXX, Class A2-VSIXX, Class B-ARBXX, Institutional I Class-AKMXX, Institutional II Class-AKIXX, Class S-VNSXX)

MTB Prime Money Market Fund (Prime Money Market Fund)

(Corporate Class-GVPXX)

MTB New York Tax-Free Money Market Fund (New York Tax-Free Money Market Fund)

(Class A-VNTXX, Institutional I Class-VNIXX)

MTB Pennsylvania Tax-Free Money Market Fund (Pennsylvania Tax-Free Money Market Fund)

(Class A-MPAXX, Institutional I Class-ARPXX, Institutional II Class-ARAXX)

MTB Tax-Free Money Market Fund (Tax-Free Money Market Fund)

(Class A-ATFXX, Institutional I Class-AKXXX, Institutional II Class-AFIXX)

MTB U.S. Government Money Market Fund (U.S. Government Fund)

(Class A-AGAXX, Institutional I Class-AKGXX, Institutional II Class-AIIXX)

MTB U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund)

(Class A-VSTXX, Institutional I Class-AKTXX, Institutional II Class-ARMXX, Class S-VTSXX)

BOND FUNDS

MTB Income Fund (Income Fund)

(Class A-AKIRX, Class B-ARIBX, Institutional I Class-ARKIX)

MTB Intermediate-Term Bond Fund (Intermediate-Term Bond Fund)

(Class A-GVITX, Class B-IFIBX, Class C-MIBCX, Institutional I Class-ARIFX)

MTB Maryland Municipal Bond Fund (Maryland Municipal Bond Fund)

(Class A-ARMRX, Class B-AMTBX, Institutional I Class-ARMTX)

MTB New York Municipal Bond Fund (New York Municipal Bond Fund)

(Class A-VNYFX, Class B-VNYBX, Institutional I Class-VNYIX)

MTB Pennsylvania Municipal Bond Fund (Pennsylvania Municipal Bond Fund)

(Class A-APARX, Class B-APTBX, Institutional I Class-MVPMX)

MTB Short Duration Government Bond Fund (Short Duration Government Bond Fund)

(Class A-ASTTX, Class B-MSDGX, Class C-MGBCX, Institutional I Class-GVLDX)

MTB Short-Term Corporate Bond Fund (Short-Term Corporate Bond Fund)

(Class A-MVSAX, Class B-MVSBX, Class C-MSBCX, Institutional I Class-MVSTX)

MTB U.S. Government Bond Fund (U.S. Government Bond Fund)

(Class A-VUGVX, Class B-AUSBX, Institutional I Class-MVIGX)

MTB Virginia Municipal Bond Fund (Virginia Municipal Bond Fund)

(Class A-RSXIX)

STRATEGIC ALLOCATION FUND

MTB Strategic Allocation Fund (Strategic Allocation Fund)

(Class A-ARBAX, Class B-ABLDX, Institutional I Class-ARGIX)

EQUITY FUNDS

MTB International Equity Fund (International Equity Fund)

(Class A-GVIEX, Class B-VIEFX, Institutional I Class-MVIEX)

MTB Large Cap Growth Fund (Large Cap Growth Fund)

(Class A-VLCPX, Class B-VLGRX, Institutional I Class-MLGIX)

MTB Large Cap Value Fund (Large Cap Value Fund)

(Class A-VEINX, Class B-VLCVX, Institutional I Class-MLCVX)

MTB Mid Cap Growth Fund (Mid Cap Growth Fund)

(Class A-AMCRX, Class B-MCEBX, Institutional I Class-ARMEX)

MTB Small Cap Growth Fund (Small Cap Growth Fund)

(Class A-ARPAX, Class B-ASEBX, Class C-ARPCX, Institutional I Class-ARPEX)

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus / August 31, 2010

MTB Money Market Fund Summary

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class A2 Shares, Class B Shares, Institutional I Class Shares, Institutional II Class Shares and Class S Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class A2	Class B	Institutional I Class	Institutional II Class	Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	5.00%(1)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class A2	Class B	Institutional I Class	Institutional II Class	Class S

Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.75%	None	0.25%	0.25%
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class A2 Shares, Class B Shares, Institutional I Class Shares, Institutional II Class Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class A2
Expenses assuming redemption

Class B
Expenses assuming redemption

Expenses assuming no redemption

Institutional I Class
Expenses assuming redemption

Institutional II Class
Expenses assuming redemption

Class S
Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was             % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies and corporations, and repurchase agreements, secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of [397] days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. The averages are unmanaged and it is not possible to invest directly in an average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Class A Shares Return Before Taxes
Class A2 Shares Return Before Taxes			*
Class B Shares** Return Before Taxes			*
Institutional I Class Shares Return Before Taxes			*
Institutional II Class Shares Return Before Taxes			*
Class S Shares Return Before Taxes
iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for fees, expenses or taxes)
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for fees, expenses or taxes)

* Class A2 Shares commenced operations on September 4, 2001, Class B Shares, Institutional Class I Shares and Institutional Class II Shares commenced operations on August 18, 2003.

**Class B Shares closed to new investors effective December 31, 2008.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A, Class A2 and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class and Institutional II Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Prime Money Market Fund Summary

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Corporate Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

Corporate Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

Corporate Class

Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Corporate Class Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Corporate Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Corporate Class Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Corporate Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies and corporations and repurchase agreements, secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of [397] days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise as to as great an extent as that of other fixed income securities.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Corporate Class Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market index, the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Institutional Average is a composite of money market mutual funds with investment goals similar to the Fund’s goal. The average is unmanaged and it is not possible to invest directly in an average.

ANNUAL TOTAL RETURNS - Corporate Class Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years

Corporate Shares Return Before Taxes
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for fees, expenses or taxes)

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Corporate Shares):	$1,000,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB New York Tax-Free Money Market Fund Summary

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Institutional I Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Institutional I Class

Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Institutional I Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The fund seeks to achieve its investment goal by investing in high quality, short-short term municipal money market instruments that pay interest exempt from federal and New York State income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and New York state income taxes, including the federal alternative minimum tax (AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. The iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. The averages are unmanaged and it is not possible to invest directly in an average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Class A Shares Return Before Taxes
Institutional I Class Shares Return Before Taxes			*
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for fees, expenses or taxes)
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for fees, expenses or taxes)

* Institutional Class I Shares commenced operations on August 18, 2003.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of New York, state income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Pennsylvania Tax-Free Money Market Fund Summary

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares Institutional I Class Shares and Institutional II Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Institutional I Class	Institutional II Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Institutional I Class	Institutional II Class

Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than ___% of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Institutional I Class Shares and Institutional II Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A

Institutional I Class

Institutional II Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest exempt from federal and Pennsylvania personal income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and Pennsylvania personal income taxes, including the federal alternative minimum tax (AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Institutional I Shares and by showing how the Fund’s average annual returns for 1 and 5 years and the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. The iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goals. The averages are unmanaged and it is not possible to invest directly in an average.

ANNUAL TOTAL RETURNS - Institutional I Class Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Institutional I Class Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was ____%].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	Life of Fund

Institutional I Class Shares Return Before Taxes			*
Class A Shares Return Before Taxes			*
Institutional II Class Shares Return Before Taxes			*
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for fees, expenses or taxes)
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for fees, expenses or taxes

* Class A Shares commenced operations on August 25, 2003, Institutional Class I Shares commenced operations on May 1, 2001 and Institutional Class II Shares commenced operations on May 11, 2001.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A ):	$500
Minimum Initial Investment Amount (Institutional I Class and Institutional II Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of Pennsylvania, state income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Tax-Free Money Market Fund Summary

Investment Goal

The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Institutional I Class Shares and Institutional II Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Institutional I Class	Institutional II Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Institutional I Class	Institutional II Class

Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Institutional I Class Shares and Institutional II Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years

Class A

Institutional I Class

Institutional II Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Tax-Free Retail Average and the iMoneyNet, Inc. Tax-Free Institutional Average. The iMoneyNet, Inc. Tax-Free Retail Average and the iMoneyNet, Inc. Tax-Free Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. The averages are unmanaged and it is not possible to invest directly in an average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years

Class A Shares Return Before Taxes
Institutional I Class Shares Return Before Taxes
Institutional II Class Shares Return Before Taxes
iMoneyNet, Inc. Tax-Free Retail Average (reflects no deduction for fees, expenses or taxes)
iMoneyNet, Inc. Tax-Free Institutional Average (reflects no deduction for fees, expenses or taxes)

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Institutional I Class and Institutional II Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB U.S. Government Money Market Fund Summary

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Institutional I Class Shares and Institutional II Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Institutional I Class	Institutional II Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Institutional I Class	Institutional II Class

Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Institutional I Class Shares and Institutional II Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Institutional I Class
Institutional II Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. Government, and its agencies and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Government Retail Average and the iMoneyNet, Inc. Government Institutional Average. The iMoneyNet, Inc. Government Retail Average and the iMoneyNet, Inc. Government Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. The averages are unmanaged and it is not possible to invest directly in an average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years

Class A Shares Return Before Taxes
Institutional I Class Shares Return Before Taxes
Institutional II Class Shares Return Before Taxes
iMoneyNet, Inc. Government Retail Average (reflects no deduction for fees, expenses or taxes)
iMoneyNet, Inc. Government Institutional Average (reflects no deduction for fees, expenses or taxes)

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Institutional I Class and Institutional II Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB U.S. Treasury Money Market Fund Summary

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Institutional I Class Shares, Institutional II Class Shares and Class S Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Institutional I Class	Institutional II Class	Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Institutional I Class	Institutional II Class	Class S

Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Institutional I Class Shares, Institutional II Class Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A

Institutional I Class

Institutional II Class

Class S

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Treasury Retail Average and the iMoneyNet, Inc. Treasury Institutional Average. The iMoneyNet, Inc. Treasury Retail Average and the iMoneyNet, Inc. Treasury Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. The averages are unmanaged and it is not possible to invest directly in an average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Class A Shares Return Before Taxes
Institutional I Class Shares Return Before Taxes			*
Institutional II Class Shares Return Before Taxes			*
Class S Shares Return Before Taxes
iMoneyNet, Inc. Treasury Retail Average (reflects no deduction for fees, expenses or taxes)
iMoneyNet, Inc. Treasury) Institutional Average (reflects no deduction for fees, expenses or taxes)

* Institutional Class I Shares and Institutional Class II Shares commenced operations on August 18, 2003.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A, and Class S):	$500
Minimum Initial Investment Amount (Institutional I Class and Institutional II Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Income Fund Summary

Investment Goal

The Fund seeks to provide current income and secondarily, capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Institutional I Class

Management Fee	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than ___% of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class

Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

The Fund may engage in credit default swap transactions: (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index (BCAB) and the Fund’s secondary index, the Lipper Corporate A-Rated Debt Funds Average. The BCAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Corporate A-Rated Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The index and average are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was         %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares* Return Before Taxes
Institutional I Class Shares Return Before Taxes
BCAB (reflects no deduction for fees, expenses or taxes)
Lipper Corporate A-Rated Debt Funds Average (reflects no deduction for taxes)

(*) Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
James M. Hannan	Vice President	1996
Wilmer C. Stith III, CFA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Intermediate-Term Bond Fund Summary

Investment Goal

The Fund seeks to provide current income and secondarily, capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Class C	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	1.00%(2)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

(1)	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(2)	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% CDSC.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Class C	Institutional I Class

Management Fee	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	1.00%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than ___% of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares and Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Class C
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class
Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

The Fund may engage in credit default swap transactions: (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Institutional I Class Shares and by showing how the Fund’s average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital Intermediate Government/Credit Bond Index (BCIGC) and the Fund’s secondary index, the Lipper Short-Intermediate Investment Grade Debt Funds Average. The BCIGC is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, Yankee bonds and non-convertible corporate debt securities issued by or guaranteed by foreign government and agencies. The Lipper Short-Intermediate Investment Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The index and average are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Institutional I Class Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Institutional I Class Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares			*
Class A Shares Return Before Taxes			*
Class B Shares** Return Before Taxes			*
Class C Shares Return Before Taxes
BCIGC (reflects no deduction for fees, expenses or taxes)
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)

* Class A Shares and Class B Shares commenced operations on August 18, 2003 and Class C Shares commenced operations on March 23, 2010.

**Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Institutional I Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
Wilmer C. Stith III, CFA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A, Class B and Class C):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Maryland Municipal Bond Fund Summary

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares, and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Institutional I Class

Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than ___% of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares for

the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Funds Class B shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class
Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Maryland Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index (BC10MB), the Fund’s secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index (BC7MB) and the Lipper Other States Intermediate Municipal Debt Funds Average. The BC10MB is a widely recognized index of long-term investment grade tax-exempt bonds, which include general obligations bonds, revenue bonds, insured bonds and pre-refunded bonds with maturities between eight and twelve years. The BC7MB is a widely recognized index of long-term investment grade tax-exempt bonds, which include general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds with maturities between six and eight years. The Lipper Other States Intermediate Municipal Debt Fund Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares* Return Before Taxes
Institutional I Class Shares Return Before Taxes
BC7MB (reflects no deduction for fees, expenses or taxes)
BC10MB (reflects no deduction for fees, expenses or taxes)
Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)

* Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
Susan L. Schnaars, CFA, CPA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of Maryland, state income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB New York Municipal Bond Fund Summary

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares, and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Institutional I Class

Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares for

the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years

Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class
Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital New York Tax-Exempt Index (BCNYTE) and the Fund’s secondary index, the Lipper New York Intermediate Municipal Debt Funds Average. The BCNYTE, which is a broad based market index, is a total return performance benchmark for the New York long-term investment grade tax-exempt bond market, and returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and pre-refunded bonds. The Lipper New York Intermediate Municipal Debt Fund Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The index and average are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was           %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares** Return Before Taxes			*
Institutional I Class Shares Return Before Taxes			*
BCNYTE (reflects no deduction for fees, expenses or taxes)
Lipper New York Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)

* Class B Shares and Institutional I Class Shares commenced operations on August 18, 2003.

**Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
Mark Tompkins, CFA	Vice President	2003

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of New York, state income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Pennsylvania Municipal Bond Fund Summary

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares, and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Institutional I Class

Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares for

the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years

Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class
Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index (BC10MB), the Funds Secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index (BC7MB) and the Lipper Other States Intermediate Municipal Debt Funds Average. The BC10MB is a widely recognized index of long-term investment grade tax-exempt bonds, which include general obligations bonds, revenue bonds, insured bonds and pre-refunded bonds with maturities between eight and twelve years. The BC7MB is a widely recognized index of long-term investment grade tax-exempt bonds, which include general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds with maturities between six and eight years. The Lipper Other States Intermediate Municipal Debt Fund Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was         %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares* Return Before Taxes
Institutional I Class Shares Return Before Taxes
BC7MB (reflects no deduction for fees, expenses or taxes)
BC10MB (reflects no deduction for fees, expenses or taxes)
Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)

* Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
Susan L. Schnaars, CFA, CPA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of Pennsylvania, state income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Short Duration Government Bond Fund Summary

Investment Goal

The Fund seeks to provide current income and secondarily, preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Class C	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%	None	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Class C	Institutional I Class

Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	1.00%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B and Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Class C
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class
Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, by normally investing substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Institutional I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 1-3 Year Government Bond Index (BC1-3GB) and the Fund’s secondary index, the Lipper Short U.S. Government Funds Average. The BCI-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short U.S. Government Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. The index and average are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Institutional I Class Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Institutional I Class Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Institutional I Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares			*
Class A Shares Return Before Taxes			*
Class B Shares** Return Before Taxes
Class C Shares Return Before Taxes			*
BCI-3GB (reflects no deduction for fees, expenses or taxes)
Lipper Short U.S. Government Funds Average (reflects no deduction for taxes)

* Class A Shares and Class B Shares commenced operations on August 18, 2003 and Class C Shares commenced operations on March 23, 2010.

**Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Institutional I Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
Robert J. Truesdell	Vice President	2003

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A, Class B and Class C):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Short-Term Corporate Bond Fund Summary

Investment Goal

The Fund seeks to provide current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Class C	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%	None	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Class C	Institutional I Class

Management Fee	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	1.00%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than ___% of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B and Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Class C
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class

Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund’s 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Institutional I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 1-3 Year Government/Credit Bond Index (BC1-3GCB) and the Fund’s secondary index, the Lipper Short Investment Grade Debt Funds Average. The BCI-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short Investment Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. The index and average are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Institutional I Class Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Institutional I Class Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years

Institutional I Class Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares			*
Class A Shares Return Before Taxes			*
Class B Shares** Return Before Taxes			*
Class C Shares Return Before Taxes
BCI-3GCB (reflects no deduction for fees, expenses or taxes)
Lipper Short Investment Grade Debt Funds Average (reflects no taxes)

* Class A Shares and Class B Shares commenced operations on August 25, 2003 and Class C Shares commenced operations on March 23, 2010.

** Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Institutional I Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
Wilmer C. Stith, CFA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A, Class B and Class C):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB U.S. Government Bond Fund Summary

Investment Goal

The Fund seeks to provide current income and secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Institutional I Class

Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years

Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class

Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal market conditions, by investing at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises, including mortgage backed securities issued by U.S. government sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
•	Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital U.S. Government Bond Index (BCUSGB) and the Fund’s secondary index, the Lipper U.S. Government Funds Average. The BCUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The index and average are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was         %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares** Return Before Taxes			*
Institutional I Class Shares Return Before Taxes			*
BCUSGB (reflects no deduction for fees, expenses or taxes)
Lipper U.S. Government Funds Average (reflects no deduction for taxes)

*Class B Shares and Institutional I Class Shares commenced operations on August 18, 2003.

** Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
James M. Hannan	Vice President	1996
Wilmer C. Stith III, CFA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Virginia Municipal Bond Fund Summary

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.

Shareholder Fees

(Fees paid directly from your investment)

Class A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load)	None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

Class A

Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Virginia Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Virginia issuers. The economy of Virginia is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors. Such changes could include changes in political parties in power, government spending cuts or economic downturn.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index (BC10MB), the Fund’s secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index (BC7MB), the Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average. The BC10MB is a widely recognized index of long-term investment grade tax-exempt bonds, which include general obligations bonds, revenue bonds, insured bonds and pre-refunded bonds with maturities between eight and twelve years. The BC7MB is a widely recognized index of long-term investment grade tax-exempt bonds, which include general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds with maturities between six and eight years. The Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Fund Average are composites of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

        %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
BC7MB (reflects no deduction for fees, expenses or taxes)
BC10MB (reflects no deduction for fees, expenses or taxes)
Lipper Virginia Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)
Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
Susan L. Schnaars, CFA, CPA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount:	$500
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of Virginia, state income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Strategic Allocation Fund Summary

Investment Goal

The Fund’s investment goal is to provide total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares, and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Institutional I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Institutional I

Management Fee	0.65%	0.65%	0.65%
Distribution (12b-1) Fee	0.25%	0.75%	None
Other Expenses	1.44%	1.44%	1.44%
Acquired Fund Fees and Expenses(1)	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	2.68%	3.18%	2.43%
Fee Waiver and/or Expense Reimbursement(2)	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.08%	2.58%	1.83%

(1)	Acquired Fund Fees and Expenses have been restated to reflect current fees.
(2)	MTB Investment Advisors, Inc. (MTBIA or Advisor) has agreed to waive 0.60% of its investment advisory fee until at least [ ] 2011. The Board of Trustees (the “Board”) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Expenses assuming redemption	$749	$1,283	$1,841	$3,356

Class B Shares
Expenses assuming redemption	$761	$1,225	$1,813	$3,329
Expenses assuming no redemption	$261	$925	$1,613	$3,329

Institutional I Shares
Expenses assuming redemption	$186	$700	$1,241	$2,720

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by seeking to obtain current income and capital appreciation from fixed income securities and equity securities. The Fund invests directly and indirectly in a broad combination of fixed-income and equity securities, and other assets. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated amongst equity and fixed income securities, and specifically, one or more Underlying Funds, and direct investments in securities, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Underlying Funds invest in a mix of equities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign); in fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); in money market instruments; or in a composite of such securities. The Underlying Funds may employ any investment style (such as growth or value), investment strategy or technique and may invest in any region or country, market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities). The Fund follows a flexible approach to selecting investments, and does not allocate it assets among Underlying Funds according to predetermined levels. The Advisor will also directly invest in fixed income securities with varying maturities (and credit quality), including corporate and government securities and mortgage backed securities as well as the equity securities of United States and foreign issuers.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. Notwithstanding the foregoing, until approximately June 2011, it is anticipated that the Fund will invest 35-40% of its assets in Underlying Funds that are managed by the Advisor.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

•

Stock Market Risk. The value of equity securities in the Fund’s portfolio (and any Underlying Fund’s portfolio) will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, on the other hand, may not anticipate market trends successfully. The Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•	Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

•	Small-Cap Stocks Risk. Smaller companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

•

Risks associated with Non-Investment Grade Securities. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market index, the Standard & Poor’s 500 Index, and the Fund’s secondary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index. The Standard & Poor’s 500 Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from Barclays Capital/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Unlike the Fund’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Fund can be obtained by visiting www.mtbfunds.com.

The performance information for the periods prior to June 11, 2010 for all share classes of the Fund is the historical performance information for the MTB Managed Allocation Fund—Moderate Growth (“Moderate Fund”), which, along with two other MTB Funds, was merged into the Fund at that time. The historic performance information of the Moderate Fund is shown because it was the accounting survivor of the merger. The Moderate Growth Fund, did not offer Institutional I Shares, although the Fund has done so since July 16, 1993. Thus, the information for the Institutional I Shares in the table below is that of the Class A Shares of the Moderate Fund, after adjustments to reflect the sales load of the Institutional I Shares.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Returns—Class A Shares

Average Annual Total Returns

(For the calendar periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	18.07%	0.34%	0.69%
Return After Taxes on Distributions	18.03%	(0.77)%	(0.30)%
Return After Taxes on Distributions and Sale of Fund Shares	11.75%	(0.02)%	0.17%
Class B Shares
Return Before Taxes	19.12%	0.38%	1.51	%(1)
Institutional I Shares(2)
Return Before Taxes	24.96%	1.48%	1.26%
S&P 500® (reflects no deductions for fees, expenses or taxes)	26.46%	0.42%	(0.95)%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.93%	4.97%	6.33%
Lipper Mixed Asset Target Allocation Growth Fund Average (reflects no deduction for taxes)	25.28%	1.93%	1.91%

(1)	The Fund’s Class B Shares commenced operations on April 30, 2002. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing investors.
(2)	The performance information presented is that of the Class A Shares of the Fund which has been restated to reflect the Shareholders Fees of the Institutional I Shares of the Fund. Returns for the Institutional I Shares and Class A Shares will differ to the extent that the classes will have different expenses.

Past performance (before and after taxes) is no guarantee of future results.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc. (MTBIA or Advisor)

Portfolio Managers	Title	Service Date
Valerie J. Gospodarek, CFA, CIMA	Vice President	March 2010
Mark Stevenson, CFA	Vice President	March 2010

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

Minimum Initial Investment Amount, Class A Shares:	$500
Minimum Initial Investment Amount, Institutional I Shares	$100,000
Minimum Subsequent Investment Amount:	$25

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB International Equity Fund Summary

Investment Goal

The Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Institutional I Class

Management Fee	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years

Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class

Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time or purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Assets Management (LSV) (with respect to the value style portion of the portfolio where LSV looks for companies with relatively low or unrecognized valuations); Baring International Investment Limited (Barings) (with respect to the core style portion of the portfolio, where Barings employs a growth at a reasonable strategy price strategy uses stock, sector and country factors in portfolio construction); and Hansberger Global Investors, Inc. (HGI) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.
•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
•	Risks Related to investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.
•	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the MSCI-EAFE Index, and the Fund’s secondary index, the Lipper International Multi-Cap Core Funds Average. The MSCI-EAFE Index is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed worlds outside of North America. The Lipper International Multi-Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The index and the average are unmanaged and it is not possible to invest directly in an index or average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was           %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares** Return Before Taxes			*
Institutional I Class Shares Return Before Taxes			*
MSCI-EAFE Index (reflects no deduction for fees, expenses or taxes)
Lipper International Multi-Cap Core Funds Average (reflects no deduction for taxes)

* Class B Shares, commenced operations on January 10, 2001 and Institutional I Class Shares, commenced operations on August 18, 2003

** Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGERS	TITLE	SERVICE DATE
Puneet Mansharamani, CFA (value portion) (LSV)	Partner	2000
Josef Lakonishok (value portion) (LSV)	Chief Executive Officer and Partner	1994
Menno Vermeulen ( CFA value portion) (LSV)	Senior Quantitative Analyst	1995
David Bertocchi, CFA (core portion) (Barings)	Divisional Director	2000
Nathan Griffiths, CFA (core portion) (Barings)	EAFE Equity Investment Manager	2007
Thomas R. H. Tibbles, CFA (growth portion) (HGI)	Chief Investment Officer and Managing Director of Growth Team-Canada	1999
Barry A. Lockhart , CFA (growth portion) (HGI)	Senior Vice President	1999
Trevor Graham, CFA (growth portion) (HGI)	Vice President, Research	2004
Patrick Tan, CFA (growth portion) (HGI)	Research Analyst	1999

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Large Cap Growth Fund Summary

Investment Goal

The Fund seeks to provide long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Institutional I Class

Management Fee	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class

Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal conditions, at least 80% of the value of its net assets in diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large companies that have a strong history of earnings growth, are attractively priced (relative to the company’s potential for above-average, long-term earnings and revenue growth), have strong balance sheets, have a sustainable competitive advantage and are currently (or have the potential to become) industry leaders.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.
•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Institutional I Class Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 1000 Growth Index (Russell 1000 Growth) and the Fund’s secondary index, the Lipper Large-Cap Growth Funds Average. The Russell 1000 Growth measures the performance of those companies in the Russell 10000 Index with higher price-to-book ratios and higher forecasted growth rates, and represents approximately 64% of the companies in the Russell 1000 Growth. The S&P 500/CG is an index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Large-Cap Growth Fund Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The indexes and the average are unmanaged and it is not possible to invest directly in an index or in an average.

ANNUAL TOTAL RETURNS - Institutional I Class Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Institutional I Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was         %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	Life of Fund*

Institutional I Class Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class A Shares Return Before Taxes
Class B Shares** Return Before Taxes
Russell 1000 Growth (reflects no deduction for fees, expenses or taxes)
Lipper Large-Cap Growth Funds Average (reflects no deduction for taxes)

* Class A Shares commenced operations on March 20, 2000, Class B Shares commenced operations on April. 6, 2000 and Institutional I Class Shares, commenced operations on August 18, 2003.

Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Institutional I Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGER	TITLE	SERVICE DATE
Allen J. Ashcroft, Jr.	Administrative Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Large Cap Value Fund Summary

Investment Goal

The Fund seeks to provide long term capital appreciation and secondarily, current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B		Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None		None
Maximum Deferred Sales Charge (Load)	None	5.00%	(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None		None
Redemption Fee	None	None		None
Exchange Fee	None	None		None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Institutional I Class

Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than ___% of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund Class A Shares, Class B Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.
•

Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•	Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or for the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 1000 Value Index (Russell 1000 Value) and the Fund’s secondary index, the Lipper Large-Cap Value Funds Average. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Lipper Large-Cap Value Fund Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The index and the average are unmanaged and it is not possible to invest directly in an index or in an average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares* Return Before Taxes
Institutional I Class Shares Return Before Taxes
Return Before Taxes Institutional I Class Shares			*
Russell 1000 Value (reflects no deduction for fees, expenses or taxes)
Lipper Large-Cap Value Funds Average (reflects no deduction for taxes)

*Institutional I Class Shares, commenced operations on August 18, 2003

** Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGER	TITLE	SERVICE DATE
Jon D. Bosse, CFA (NWQ)	Chief Investment Officer	1996
Kevin A. Hunter, CFA (NWQ)	Senior Vice President	2004

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Mid Cap Growth Fund Summary

Investment Goal

The Fund seeks to provide long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Institutional I Class

Management Fee	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was             % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal market conditions, the Fund seeks to at least 80% of the value of its net assets in equity securities of mid cap companies. The Fund’s Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.
•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell Mid Cap Growth Index (Russell Mid Cap Growth), and the Fund’s secondary index, the Lipper Mid Cap Growth Funds Average. The Russell Mid Cap Growth is an index comprised of the smallest 800 companies in the Russell 1000. The Lipper Mid Cap Growth Fund Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The index and the average are unmanaged and it is not possible to invest directly in an index or in an average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years or Life of Fund

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares** Return Before Taxes			*
Institutional I Class Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)
Lipper Mid-Cap Growth Funds Average (reflects no deduction for taxes)

* Class B Shares, commenced operations on August 25, 2003.

** Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGER	TITLE	SERVICE DATE
Mark Schultz, CFA	Administrative Vice President	2003

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A and Class B):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB Small Cap Growth Fund Summary

Investment Goal

The Fund seeks to provide long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class B	Class C	Institutional I Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%(1)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None
(1)	If you redeem Class B Shares during the first year after purchase, you will pay a contingent deferred sales charge (CDSC) of 5.00%, which declines to 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[NUMBERS IN TABLE TO BE INSERTED]

	Class A	Class B	Class C	Institutional I Class

Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.75%	None
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses
Fee Waivers and/or Expense Reimbursements(1)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement
(1)	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expense to not more than % of the Fund’s average daily net assets through August 31, 2011. The Board of Trustees (Board) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B and Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption

Class B
Expenses assuming redemption
Expenses assuming no redemption

Class C
Expenses assuming redemption
Expenses assuming no redemption

Institutional I Class Expenses assuming redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap companies. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.
•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increase the amount of taxes that you pay.
•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 2000 Growth Index (Russell 2000 Growth) and the Fund’s secondary index, the Lipper Small Cap Growth Funds Average. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Growth Fund Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goal. The index and the average are unmanaged and it is not possible to invest directly in an index or in an average.

ANNUAL TOTAL RETURNS - Class A Shares

Best Quarter

            %

        /        /

Worst Quarter

(            )%

        /        /

The Fund’s Class A Shares total return for the six-month period from [January 1, 2010 to June 30, 2010 was             %].

Average Annual Total Returns

(For the periods ended December 31, 2009)

[NUMBERS IN TABLE TO BE INSERTED]

	1 Year	5 Years	10 Years

Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares* Return Before Taxes
Class C Shares Return Before Taxes
Institutional I Class Shares Return Before Taxes
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)
Lipper Small Cap Growth Funds Average (reflects no deduction for taxes)

* Class B Shares closed to new investors effective December 31, 2008.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

PORTFOLIO MANAGER	TITLE	SERVICE DATE
James Thorne, PhD.	Vice President	2003
Bradley A. Williams	Senior Equity Research Analyst	2005
Steven R. Crain, CFA	Vice President	1997

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. All investments are subject to the approval of the Advisor.

If you would like to purchase shares of the Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount (Class A, Class B and Class C):	$500
Minimum Initial Investment Amount (Institutional I Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT GOAL, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

This prospectus of the Trust offers Shares of 22 Funds, including Class A Shares, Class A2 Shares, Class B Shares (currently closed to new investors), Class C Shares, Institutional I Class Shares, Institutional II Class Shares, Corporate Shares and Class S Shares.

The following pages describe the investment goal, strategies and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus. The investment goal of a Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

PRINCIPAL SECURITIES OF THE FUNDS

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information (SAI).

Equity Securities

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into Shares of common stock at a conversion price of $10 per share. If the market value of the Shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund, Mid Cap Growth Fund and Large Cap Growth Fund treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

OTHER INVESTMENTS

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

• it is organized under the laws of, or has a principal office located in, another country;

• the principal trading market for its securities is in another country; or

• it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The International Equity Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasigovernmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do

so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Funds may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset (or index) at a specified price, date, and time. Entering into a contract to buy an underlying asset (or index) is commonly referred to as buying a contract or holding a long position in the asset (or index). Entering into a contract to sell an underlying asset (or index) is commonly referred to as selling a contract or holding a short position in the asset (or index). Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Swap Contracts

A swap contract (also known as a swap) is a type of derivative contract in which two parties (each, a Counterparty) agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets (Reference Instruments). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

Credit Default Swaps

A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the Protection Buyer) agrees to make payments over the term of the CDS to the other party (the Protection Seller), provided that no designated event of default, restructuring or other credit related event (each a Credit Event) occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the Reference Obligation). Many CDSs are “physically settled,” which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the Deliverable Obligation). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.

Short Sales

A Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker “on margin,” and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of the issuer. The Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor. A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

NON-INVESTMENT GRADE SECURITIES

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest its assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF Shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in Shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

OTHER INVESTMENT STRATEGIES

Portfolio Turnover

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

Temporary Defensive Investments

The Funds (except the Money Market Funds) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment goal and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings For Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related To Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline. A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund and Virginia Municipal Bond Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Virginia Municipal Bond Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

Risks Of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Risks Associated With Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

New York Investment Risks

New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund’s portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Virginia Investment Risks

Since the Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to Fund that invest in multiple states. Virginia’s credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy. Virginia’s economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund, Large Cap Value Fund and Small Cap Growth Fund and their Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks of Investing In Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Asset Allocation Risks

The Strategic Allocation Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Active Trading Risks

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s Shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s Shares may not develop or be maintained; or (iii) trading of an ETF’s Shares may be halted if the listing exchange’s officials deem such action appropriate, the Shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Affiliated Persons Risks

The Strategic Allocation Fund is subject to affiliated persons risk. In managing the Strategic Allocation Fund, the Advisor has the authority to select and substitute the underlying funds in which the Strategic Allocation Fund will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Fund may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.

Pursuant to an SEC exemption, the Funds are permitted to invest in Shares of the Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level or risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds’ annual and semiannual reports contain complete listings of each Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these financial statements is filed with the Securities and Exchange Commission (SEC) within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov.

Each quarter, each Fund provides the top 10 holdings to the insurance companies that offer the Fund in its insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Fund as of the end of such quarter, which may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable.

The statement of additional information (SAI) describes the policies and procedures that relate to the disclosure of the Funds’ portfolio holdings

WHO MANAGES THE FUNDS

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Advisor, MTBIA, a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of July 31, 2010, M&T Bank Corporation had over $             billion in assets. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of March 31, 2010, it managed approximately $             billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund equal to a percentage of each Fund’s average daily net assets as follows.

FUND	Advisory Fee
Money Market Fund	0.40%
Prime Money Market Fund	0.40%
New York Tax-Free Money Market Fund	0.40%
Pennsylvania Tax-Free Money Market Fund	0.40%
Tax-Free Money Market Fund	0.40%
U.S. Government Money Market Fund	0.40%
U.S. Treasury Money Market Fund	0.40%`
Income Fund	0.60%
Intermediate-Term Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Strategic Allocation Fund	0.65%
International Equity Fund	1.00%
Large Cap Growth Fund	0.85%
Large Cap Value Fund	0.70%
Mid Cap Growth Fund	0.85%
Small Cap Growth Fund	0.85%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

M&T Securities, Inc., an affiliate of MTBIA, and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Class A Shares, Class A2 Shares, Class C Shares, Corporate Shares, Institutional I Shares and Class S Shares for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans,” up to 75% of average daily net assets of the Funds’ Class B Shares and Class C Shares for distribution services provided to the Fund under the Rule 12b-1 Plan described in “Rule 12b-1 Plans,” and up to 25% of average daily net assets of the Funds’ Institutional II Shares, Corporate Shares and Class S Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans.”

A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Semi-Annual Shareholder reports dated October 31, 2009.

In addition to the investment management services provided by MTBIA, MTBIA provides administrative services to the Funds’ and is entitled to receive a maximum fee of 0.333% of the Funds’ average daily net assets for such administrative services.

SUB-ADVISORS

Pursuant to an exemptive order from the SEC, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds. The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Fund indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment goal and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

LSV Asset Management (LSV) sub-advises the value equity portions of the International Equity Fund. LSV is an active quantitative value equity money manager and is located at One North Wacker Drive, Suite 4000, Chicago, IL 60606. As of June 30, 2010, LSV oversaw approximately $[    ] billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV’s team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portion of International Equity Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund.

LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain international equity value accounts managed by LSV Asset Management (LSV). The LSV International Equity Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV’s international equity value investment strategy that have investment goals, policies and strategies substantially similar to those of the value style portion of the International Equity Fund for which LSV is the sub-advisor. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the SEC’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the International Equity Fund in their analysis of the historical experience of LSV in managing all international equity value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of International Equity Fund for the fiscal year ended April 30, 2010 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the LSV International Equity Value composite is not that of any of the MTB Funds, including International Equity Fund, and is not indicative of any Fund’s future results. International Equity Fund commenced operations on February 9, 1999, and LSV commenced managing the value style portion of the International Equity Fund on October 25, 2005. The actual performance of the value style portion of the International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) International Equity Fund’s actual performance for the period since October 25, 2005 reflects a combination of the performance of the value style portion of the Fund, managed by LSV, with that of the core and growth style portions of the Fund (which are managed by other sub-advisors); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single sub-advisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s Shares and a fund’s obligation to redeem its Shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and by the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. Past performance is no guarantee of future results.

LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2009:

International Equity Value Composite*

INSERT COMPOSITE

Baring International Investment Limited (Barings) sub-advises the core style portion of the International Equity Fund. Barings is an indirect, wholly owned subsidiary of Massachusetts Mutual Life Insurance Company and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom. Barings is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “Barings Group”). As of June 30, 2010, the Barings Group managed approximately $[    ] billion

in assets. Barings makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

INTERNATIONAL PLUS EQUITY BROAD COMPOSITE PERFORMANCE INFORMATION

The following table presents past performance of a composite of certain international equity core accounts managed by Barings. The International Plus Equity Broad composite is composed of all fee paying accounts under discretionary management by Barings in Barings’ international equity core investment strategy that have investment goals, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund, for which Barings is the sub-advisor. The Firm, as defined herein, has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). For the purpose of GIPS compliance, the “Firm” is defined as the investment firm Baring Asset Management Ltd and its relevant subsidiaries which are registered with the appropriate regulatory authorities to undertake investment business in those jurisdictions in which they operate and Baring Asset Management, Inc. (together hereinafter referred to as the “Firm”). The Firm’s claim of GIPS® compliance has been verified by the Firm’s Independent Examiners (KPMG Audit plc) for the period from July 1, 1999 to December 31, 2009. Inception of the Firm is July 1, 1999. KPMG’s opinion is available upon request. GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the SEC’s method.

Performance results are total, time-weighted and calculated monthly. The actual returns will be reduced by the investment management (advisory) fees and other expenses. As at the reporting date all portfolios in the composite reinvest capital gains and income (including dividends and other earnings). Additional information regarding policies for calculating and reporting returns is available from Barings upon request. A complete list and description of all composites is available on request by sending an e-mail to gips@barings.com. Past performance is not a guide to future performance. The composite’s inception date is April 1, 2005. The composite was formally established within the GIPS guidelines in January 2008. The composite is comprised of accounts which invest in developed Equities, principally within countries of the MSCI EAFE index. The agreements in place allow for up to 25% to be invested opportunistically in emerging market equities. The composite includes those portfolios impacted by custody restrictions. To be included in the composite, each account must be managed with a similar mandate for at least one full month. Baring Asset Management’s International Plus Equity Broad strategy does not use derivatives or leveraged vehicles.

Because the gross performance data shown in the table do not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the International Equity Fund in their analysis of the historical experience of Barings in managing all international equity core portfolios with investment goals, policies and strategies substantially similar to those of the core style portion of the International Equity Fund. Gross-of-fee performance results are presented before management and custody fees but after transaction costs and non-reclaimable foreign withholding taxes. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of International Equity Fund for the fiscal year ended April 30, 2010 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively. The historical performance of the Barings International Plus Equity Broad composite is not that of any of the MTB Funds, including the International Equity Fund, and is not necessarily indicative of any Fund’s future results. The International Equity Fund commenced operations on February 9, 1999, and Barings commenced managing the core style portion of the International Equity Fund on February 13, 2009. The actual performance of the core style portion of the International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, the International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) the International Equity Fund’s actual performance for the period since February 13, 2009 reflects a combination of the performance of the core style portion of the Fund, managed by Barings, with that of the growth and value style portions of the Fund (which are managed by other sub-advisors); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single sub-advisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

BARINGS INTERNATIONAL PLUS EQUITY BROAD COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2009:

International Plus Equity Broad Composite

INSERT COMPOSITE

Hansberger Global Investors, Inc. (HGI) sub-advises the growth equity component of the International Equity Fund. HGI is a wholly-owned subsidiary of Hansberger Group, Inc. It was founded in 1994 and its principal business address is 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, Florida 33301. HGI is an indirect, majority-owned subsidiary of Natixis Global Asset Management, L.P., which, together with certain of HGI’s employees, owns 100% of Hansberger Group, Inc. Natixis Global Asset Management, L.P. is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and the Banque Federale des Banques Populaires. Caisse Nationale des Caisses d’Epargne (CNCE) and Banque Federale Des Banque Populaires (BNBP) were replaced by BPCE to reflect a July 31, 2009 shareholder transaction whereby CNCE and BNBP contributed assets, including their holdings in Natixis, to create a new entity, BPCE. As of June 30, 2010, HGI managed approximately $[    ] billion in assets. HGI manages the growth equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

HGI INTERNATIONAL GROWTH EQUITY

COMPOSITE PERFORMANCE INFORMATION

The following table presents past performance of a composite of certain international equity growth accounts managed by HGI, which serves as the sub-advisor to the growth style portion of the International Equity Fund. All returns are shown in US$ terms.

HGI is a registered investment advisor specializing in the management of global and international equity portfolios. The HGI International Growth Equity Composite consists of all fully discretionary portfolios, run by HGI’s Growth Team, that invest in equities of companies domiciled outside of the U.S. and that are invested without regard to tax consquences. To receive a complete list of the firm’s composites and/or a complete presentation that adheres to the GIPS standards, contact Marketing at Hansberger Global Investors, Inc., 401 East Las Olas Blvd, Fort. Lauderdale, Florida 33301 or call 954-522-5150. HGI claims compliance with the Global Investment Performance Standards (GIPS®).

Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by Class A Shares and Class B Shares of the International Equity Fund for the fiscal year ended April 30, 2010 were used. The historical performance of the HGI International Growth Equity Composite is not that of any MTB Funds, including the International Equity Fund, and is not indicative of any Fund’s future results. The International Equity Fund commenced operations on February 9, 1999, and HGI commenced managing the growth style portion of the International Equity Fund on October 25, 2005. The actual performance of the growth style portion of the International Equity Fund (which is not presented in this prospectus) may vary significantly from past performance of the composite. Moreover, the International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) the International Equity Fund’s actual performance for the period since October 25, 2005 reflects a combination of the performance of the growth style portion of the Fund, managed by HGI, with that of the value and core style portions of the Fund (which are managed by other sub-advisors); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single sub-advisor.

While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

HGI INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE*

Average Annual Total Return for the Periods Ended December 31, 2009:

INSERT COMPOSITE

NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a subsidiary of Nuveen Investments, Inc. (Nuveen), which is a publicly held company that is indirectly owned by equity investors led by Madison Dearborn Partners, LLC (Madison), a private equity investment firm based in Chicago, Illinois. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of June 30, 2010, NWQ managed $[    ] billion in assets under management in two separate divisions— the Institutional Division and the Separately Managed Accounts Division. NWQ has had past experience managing mutual funds. NWQ manages the Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain large cap value accounts managed by NWQ, which serves as the sub-advisor to the Large Cap Value Fund. The NWQ Large Cap Value composite is composed of all fee paying accounts under discretionary management by NWQ that have large cap value investment goals, policies and strategies substantially similar to those of the Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The GIPS® method for computing historical performance differs from the SEC’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Large Cap Value Fund in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment goals, policies and strategies substantially similar to those of the Large Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of the Large Cap Value Fund for the fiscal year ended April 30, 2010 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including the Large Cap Value Fund, and is not indicative of any Fund’s future results. The Large Cap Value Fund commenced operations on September 26, 1997, and NWQ commenced managing the MTB Large Cap Value Fund on December 8, 2004. The actual performance of the MTB Large Cap Value Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ. Past performance is no guarantee of future results.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2009:

INSERT COMPOSITE

PORTFOLIO MANAGER RESPONSIBILITIES

The following is information about how Funds with multiple Portfolio Managers allocate responsibilities for day-to-day management.

Income Fund – James M. Hannan and Wilmer C. Stith III jointly manage the Income Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

U.S. Government Bond Fund – James M. Hannan and Wilmer C. Stith III jointly manage the U.S. Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Strategic Allocation Fund – Mark Stevenson and Valerie J. Gospodarek co-manage the Strategic Allocation Fund. Under normal circumstances, Mr. Stevenson or Ms. Gospodarek initially recommends changes to the allocation among and the selection of the Underlying Funds. Whomever of the two co-managers doesn’t initiate the allocation recommendation then contributes input and analysis and the two portfolio managers jointly decide the investment approach to be implemented.

International Equity Fund – Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. David Bertocchi and Nathan Griffiths jointly manage the core portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. The growth portion of International Equity Fund is team managed. Thomas R. H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

[TO BE CONFIRMED: Large Cap Value Fund – Jon D. Bosse and Kevin A. Hunter jointly manage the Large Cap Value Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.]

Small Cap Growth Fund – James Thorne, Ph.D., Bradley A. Williams and Steven Crain jointly manage the Small Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

PORTFOLIO MANAGER BIOGRAPHIES

Allen J. Ashcroft, Jr. is an Administrative Vice President and has been Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 31 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

David Bertocchi, CFA, is a member of the Global Equity Group at Barings and is responsible for International Equity focused on EAFE markets and Global portfolios. Previously, he managed the Baring Global Equity Unit Trust and the global institutional funds. He is a past member of Barings European and UK equity teams. Mr. Bertocchi was appointed Divisional Director in 2004. He joined Baring Asset Management in 2000 from Enron Capital. Mr. Bertocchi holds an M.B.A. from London Business School and a B.Sc. in Mechanical Engineering from the University of Calgary (Canada). He was awarded the CFA designation in 2000.

Jon D. Bosse, CFA, is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Steven R. Crain, CFA, is a Vice President and Portfolio Manager with MTBIA. Mr. Crain has over 14 years of investment experience and joined MTBIA as an equity analyst in August 1997. From December 2004 to April 2007, Mr. Crain served as the Assistant Portfolio Manager for the Small Cap Growth Fund. In addition to his portfolio management responsibilities, Mr. Crain also serves as a Senior Equity Research Analyst, where he focuses mainly on the Healthcare Services, Medical Devices, Healthcare IT and Life Science Tools industries. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon School of Business. He is a CFA Charterholder.

Valerie J. Gospodarek, CFA, CIMA, is a Vice President with MTBIA. She is a member of the Asset, Portfolio and Manager Strategies teams, responsible for asset allocation development and implementation, and third-party manager and mutual fund due diligence. Prior to joining MTBIA in January 2006, Ms. Gospodarek spent four years as an Analyst in Mercantile-Safe Deposit & Trust Company’s Quantitative Solutions Group. Prior to that, Ms. Gospodarek managed trust and high net worth accounts at Mercantile. Ms. Gospodarek holds a Masters of Science in Finance degree from Loyola College in Maryland, and a B.A. degree in mathematics from the University of Delaware. Ms. Gospodarek holds the Chartered Financial Analyst and the Certified Investment Management Analyst designations, and is a member of the CFA Institute, the CFA Society of San Francisco, and the Investment Management Consultants Association.

Trevor Graham, CFA, joined HGI in 2004 and serves as Senior Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions; including portfolio management and fundamental analyst for Phillips, Hager and North Investment Management Ltd. Mr. Graham began his career in the investment industry in 1996. He holds a Bachelor of Commerce in International Finance from the University of Victoria. He is a CFA Charterholder.

Nathan Griffiths, CFA, is responsible for International Equity focused on EAFE markets at Barings, and a member of the Global Equity Group. Previously he was a member of the European Equity team, where he managed the Institutional Funds and had a number of research responsibilities, including the Energy, Utilities, Insurance and Materials sectors. Mr. Griffiths joined Baring Asset Management in 2007. Previously, he was an analyst on the Global Arbitrage and Trading desk at Royal Bank of Canada and Global Sector Analysts at Merrill Lynch Investment Managers. Mr. Griffiths has an MA in Philosophy, Politics and Economics from Oxford University and was awarded the CFA designation in 2002.

James M. Hannan is an Administrative Vice President and has been a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. Mr. Hannan was a Money Market trader at AllFirst Bank from 1987 to 1992 and a Portfolio Manager from 1992 until its acquisition by M&T Bank in April 2003. In addition to his portfolio management duties, Mr. Hannan is also responsible for several separately managed institutional portfolios. He has more than 22 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Kevin A. Hunter, Senior Vice President and Portfolio Manager of NWQ, co-manages the Portfolio with Mr. Bosse. Prior to joining NWQ in 2004, Mr. Hunter spent 20 years with Trust Company of the West (TCW) where he was a Managing Director and co-managed their convertible securities group. In addition, early in his career, Mr. Hunter was an Equity Research Analyst covering the healthcare and consumer staples industries at TCW. Mr. Hunter graduated magna cum laude from the University of California in Santa Barbara with a B.A. in Economics, and received his M.B.A. from the University of California in Los Angeles.

Josef Lakonishok has served as Chief Executive Officer, Chief Investment Officer, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 31 years of investment research experience.

Barry A. Lockhart, CFA, joined HGI in 1999 and serves as Deputy Managing Director of Canada. Prior to joining HGI, he was a portfolio manager of foreign equity securities for Indago Capital Management. Prior to 1997, Mr. Lockhart was a senior investment analyst for Canada Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. Mr. Lockhart began his career in the investment industry in 1989. He received his Masters of Business Administration degree in Finance and Accounting from McMaster University and his Bachelor of Commerce with honors from McMaster University He is a CFA Charterholder.

Puneet Mansharamani, CFA, has served as a Partner and Portfolio Manager of LSV since January 2006 and a Senior Quantitative Analyst for LSV since 2000. Prior to joining LSV, Mr. Mansharamani was an Analyst at Institutional Trust National City Corporation. He has

more than 17 years of investment experience. Mr. Mansharamani is a CFA Charterholder and earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.

Susan L. Schnaars, CFA, CPA, is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Portfolio Manager of AllFirst Bank from 1992 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 21 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Schultz,CFA, has been a Senior Portfolio Manager of MTBIA and an Administrative Vice President since April 2007, and a Portfolio Manager of MTBIA since April 2003, and of M&T Bank since 2001. Prior to joining M&T Bank, Dr. Schultz worked as an assistant portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Dr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.

Mark Stevenson, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Keystone Financial, Inc. (Keystone) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Wilmer C. Stith III, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages fixed income separate accounts and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 18 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

Patrick Tan, joined HGI in 1999 and serves as Senior Vice President, Research. Prior to joining HGI, Mr. Tan was a member of the global equity team at Indago Capital Management in Toronto, an affiliate of Canada Life. As a global equity analyst he was responsible for quantitative analysis of portfolios, program trading, research technology, database management and performance measurement. Mr. Tan began his career in the investment industry in 1994. He holds a B.A. from the University of Toronto in Commerce and Economics.

James Thorne, Ph.D., has been a Senior Portfolio Manager of MTBIA since April 2007, and a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been an Administrative Vice President, which he joined as a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994, Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Thomas R. H. Tibbles, CFA, joined HGI in 1999 and serves as Chief Investment Officer of the Growth Team and Managing Director of Canada. Prior to joining HGI he was Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North America equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. He holds a Bachelor of Commerce degree with distinction from the University of Toronto, Trinity College. He is a CFA Charterholder.

Mark Tompkins, CFA, has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 5 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a CFA Charterholder.

Robert J. Truesdell has been a Portfolio Manager of MTBIA since 2001, and is a Group Vice President of M&T Bank, which he joined as Fixed Income Manager in 1988. He has supervised the management of the Short Duration Government Bond Fund since 2001 . Mr. Truesdell oversees the MTB Money Market Funds and all Bond Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Menno Vermeulen, CFA, has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. He has more than 19 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. He is a CFA Charterholder.

Bradley A. Williams is a Portfolio Manager and Senior Equity Research Analyst with MTBIA. He covers Computer Hardware, Storage and Peripherals, Semi-Conductors and Semi-Conductor Equipment. Mr. Williams joined MTBIA in October 2005 with 17 years experience in investment analysis. Prior to joining MTBIA, Mr. Williams managed ASB Capital Management’s active equity Core and Relative Value investment portfolios from 2003 to 2005. He also held analyst and portfolio management positions with a private investment fund from 2000 through 2002. Mr. Williams holds a B.B.A. from the University of Wisconsin.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

How are Shares Priced?

The Trust offers eight classes of Shares: Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities.

The net asset value (NAV) of Shares of the Funds (except for the Money Market Funds) fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the New York Stock Exchange (NYSE), which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.

Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open. In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Sales Charge When You Purchase Class A Shares

The Class A Shares of all the Funds except for the Money Market Funds bear front-end sales charges. The term “offering price” includes the “front-end sales load.” When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge as is shown in the tables below.

Class A Shares of each Equity Fund and the Strategic Allocation Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Dealer Concession	Sales Charge as a Percentage of NAV

Less than $50,000	5.50%	5.00%	5.82%
$50,000 but less than $100,000	4.25%	3.75%	4.44%
$100,000 but less than $250,000	3.25%	2.75%	3.36%
$250,000 but less than $500,000	2.25%	2.00%	2.30%
$500,000 but less than $1 million	2.00%	1.75%	2.04%
$1 million or greater*	0.00%	0.00%	0.00%

Class A Shares of each Bond Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Dealer Concession	Sales Charge as a Percentage of NAV

Less than $100,000	4.50%	4.00%	4.71%
$100,000 but less than $250,000	3.75%	3.25%	3.90%
$250,000 but less than $500,000	3.00%	2.75%	3.09%
$500,000 but less than $1 million	2.00%	1.75%	2.04%
$1 million or greater*	0.00%	0.00%	0.00%

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering	Dealer Concession	Sales Charge as Percentage of NAV
Less than $100,000	1.75%	1.50%	1.78%
$100,000 but less than $250,000	1.50%	1.25%	1.57%
$250,000 or greater*	0%	0%	0%

* Except for Large Cap Value Fund and the Money Market Funds, if you make an investment of $1,000,000 or more, or $250,000 in Short Duration Government Bond Fund or Short-Term Corporate Bond Fund, at net asset value in Class A Shares, and you redeem all or any portion of your Shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% CDSC. Exchanges do not trigger the CDSC. In addition, if your investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

Class A Shares NAV Commission Payments

Your investment professional is entitled to receive an advanced commission payment on sales of $1 million or more of Class A Shares of the Funds as follows:*

Purchase Amount	Advance Commission as a Percentage of Public Offering Price

Equity and Strategic Allocation Funds
$1 million—$2,999,999.99	1.00%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%

Bond Funds, excluding Short Duration Government Bond Fund and Short Term Corporate Bond Fund
$1 million—$2,999,999.99	0.75%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund

$250,000 - $2,999,999.99	0.75%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%
*	Excluding Large Cap Value Fund and the Money Market Funds which pay no commission on NAV trades.

The following reductions and eliminations of sales charges apply only to Class A Shares. The sales charge at purchase may be reduced by:

• purchasing Shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);

• combining concurrent purchases of Shares:

• by you, your spouse, and your children under age 21; or

• of the same share class of two or more MTB Funds (other than money market funds);

• accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in a Fund); or

• signing a Letter of Intent (LOI) committing to purchase a certain dollar amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the LOI, the custodian will release the Shares in escrow to your account. If you do not fulfill the LOI, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

The sales charge may be eliminated when you purchase Shares:

• by exchanging Shares from the same share class of another MTB Fund (other than a money market fund);

• through wrap accounts or other investment programs where you pay the investment professional directly for services;

• through investment professionals that receive no portion of the sales charge;

• as a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;

• as an employee of a dealer which has a selling group agreement with the Distributor and consents to such purchases;

• with respect to former holders of the FBR Maryland Tax-Free Portfolio and FBR Virginia Tax-Free Portfolio who participated in the Reorganization of either Portfolio into Class A Shares of the corresponding MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund (such holders may purchase Class A Shares of any MTB mutual fund without paying a sales charge); or

• as an investor referred by any sub-advisor to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your financial intermediary must notify the Fund’s Distributor, ALPS Distributors, Inc., or MTB Funds Shareholder Services at time of purchase. If the Distributor or MTB Funds Shareholder Services is not notified at the time of purchase, you may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

Sales Charge When You Redeem Class B Shares Or Class C Shares

Class B Shares and Class C Shares are not subject to front-end sales charges. Generally, absent confirmation by the shareholder, orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be rejected or invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your returns and minimize sales charges and marketing fees. Class B Shares and Class C Shares are subject to CDSCs. You are not permitted to make direct purchases of Class B Shares of the Money Market Funds; you may only invest in Class B Shares of the Money Market Funds by exchanges from Class B Shares of the other MTB Funds.

Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a CDSC, if you redeem them within the following times from the purchase date:

Shares Held Up To:	Class B Shares—CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

Class B Shares convert to Class A Shares (or Class A2 Shares for the Money Market Funds) (which pay lower ongoing expenses) approximately eight years after purchase. This is a non-taxable event.

Class B Shares acquired in exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. You will be charged a 1.00% CDSC (except as noted below) when redeeming Class C Shares within one year of purchase. You will not be charged a CDSC when redeeming Shares:

• purchased with reinvested dividends or capital gains;

• if you exchange Class B Shares into the Class B Shares of another MTB Fund where the Shares were held for the applicable CDSC holding period;

• purchased through financial intermediaries who did not receive advanced sales commission payments;

• if, after you purchase Shares, you become disabled, as defined by the IRS;

• if the redemption qualified under the Systematic Withdrawal Program;

• if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

• if your redemption is a required retirement plan distribution;

• representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; or

• upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your financial intermediary should notify the Distributor or the Funds at the time of redemption to eliminate the CDSC. If the Distributor or the Funds are not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

• Shares that are not subject to a CDSC (which would include any Class A Shares into which Class B Shares were converted); and

• Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other MTB Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at time of purchase or redemption, whichever is lower.

Keep in mind that financial intermediaries may charge you additional fees for their services in connection with your Share transactions.

How to Purchase, Redeem, and Exchange Shares

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or the Trust, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason. The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) with U.S. mailing addresses. To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Purchasing Shares

If you would like to purchase Shares of an MTB Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Class A, Class A2, Class B, Class C and Class S Shares
Minimum Initial Investment Amount:	$500
Minimum Subsequent Investment Amount:	$25
Minimum Balance	$250

Corporate Shares
Minimum Initial Investment Amount:	$1,000,000

Institutional I and Institutional II Shares
Minimum Initial Investment Amount:	$100,000

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class A and Class A2 Shares, and $10,000 for Institutional I Shares, Institutional II Shares and Corporate Shares; for Class S Shares, this is subject to the status of the Sweep Account). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

To purchase Shares directly with the Trust, please call Shareholder Services at 1-800-836-2211.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 1-800-836-2211 to transact by telephone.

The Funds reserve the right to modify or terminate telephone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who purchase Shares by telephone or accept the telephone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the telephone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares (Class A2 Shares in the case of the Money Market Fund). Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the Trust accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to the Trust along with your application.

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

If you are not a current shareholder, please call Shareholder Services at 800-836-2211 for information on how to purchase Shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to the Trust).

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money along with your fund and account number. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

FUND TYPE	Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request In Proper Order and Federal Funds Received After: (Eastern time)	Results in:

Bond, Strategic Allocation and Equity Funds	NYSE Close	Receive that day’s closing NAV	NYSE Close	Receive next calculated NAV

Tax-Free Money Market Funds	11:00 a.m.	Dividends earned that day	11:00 a.m., but before NYSE Close	Dividends earned beginning next day

Taxable Money Market Funds	3:00 p.m.	Dividends earned that day	3:00 p.m., but before NYSE Close	Dividend earned beginning next day

Send your wire to:

The Bank of New York Mellon

New York, NY

Dollar Amount of Wire

ABA Number 021000018

Account Number 8900668229

Attn: (MTB Fund Name)

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Further Credit To: (MTB Account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Funds Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more ($1,000 or more for Institutional I Shares, Institutional II Shares and Corporate Shares of the Funds) through automatic deductions from your checking or savings account. Class S Shares can only be purchased through an automatic sweep program. To sign up for this program, please call MTB Funds for an application.

Redeeming Shares

To redeem Shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of Shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Telephone

To redeem Shares by telephone, please call Shareholder Services at 1-800-836-2211. You are automatically eligible to make telephone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, call the Trust for authorization forms.

The Trust limits telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a Medallion signature guarantee. Please contact MTB Shareholder Services for further information.

By Mail

Send your written request to MTB Funds.

MTB Group of Funds

P.O. Box 44489

Denver, Colorado 80201

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds. The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

FUND TYPE/NAME	Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:

Bond, Strategic Allocation and Equity Funds	NYSE Close	Receive that day’s closing NAV Next day wire	NYSE Close	Receive next calculated NAV Second day wire

Tax-Free Money Market Funds	11:00 a.m.	Same day wire	11:00 a.m., but before NYSE Close	Next day wire

		No dividends earned that day		Dividends earned that day

Taxable Money Market Funds	3:00 p.m.	Same day wire No Dividends Earned that day	3:00 p.m., but before NYSE Close	Next day wire Dividends earned that day

By ACH

You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 11:00 a.m. (Eastern time) for the Tax-Free Money Market Funds, 3:00 p.m. (Eastern time) for the Taxable Money Market Funds, or the NYSE Close for the Bond, Strategic Allocation and Equity Funds, you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you generally will not receive redemption proceeds until at least the second business day.

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 ($1,000 for Institutional I Shares, Institutional II Shares and Corporate Shares of the Funds) on a regular basis. Your account must be worth at least $10,000 at the time the program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance). This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A or Class C Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call the Trust.

Generally, Class B Shares and Class C Shares systematically withdrawn will be subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class B Shares or Class C Shares if:

• Shares redeemed are 10% or less of the account value in a single year. In measuring the redemption percentage, your account is valued when you establish the systematic redemption program and then annually at calendar year end; and

• all dividends and capital gains distributions are reinvested.

Additional Conditions

Signature Guarantees

For your protection, the Trust requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:

• when you are requesting a redemption by check of $50,000 or more;

• when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;

• when you want the redemption payable to someone other than the shareholder of record; or

• when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

Payment may be delayed up to seven days:

• to allow your purchase to clear (as discussed below);

• during periods of market volatility;

• when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets;

• during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order. In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

• when the NYSE is closed, other than customary weekend and holiday closings;

• when trading on the NYSE is restricted, as determined by the SEC; or

• in which an emergency exists as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of Shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made. In order to exchange Shares you must submit your request in proper form and:

• meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

• establish an account in the Fund you want to acquire if you do not have an account in that Fund;

• ensure that the account registrations are identical;

• receive a prospectus for the Fund into which you wish to exchange; and

• only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call the Trust. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

FUND TYPE/NAME	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:

Bond, Strategic Allocation and Equity Funds	NYSE Close	Same day exchange	NYSE Close	Next day exchange

Tax-Free Money Market Funds	11:00 a.m.	Same day exchange	11:00 a.m.	Next day exchange

Taxable Money Market Funds	3:00 p.m.	Same day exchange	3:00 p.m.	Next day exchange

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call the Trust for authorization forms.

By Mail

Send your written request to

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 ($1,000 for Institutional I Shares, Institutional II Shares and Corporate Shares of the Funds) and are subject to limitations as described above. Class S Shares are not available for exhange. For more information and an application form for this Program, call the Trust.

Class A Share and Class A2 Share Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Strategic Allocation or Equity Funds. If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

If you formerly were a holder of Shares of FBR Maryland Tax-Free Portfolio or FBR Virginia Tax-Free Portfolio and participated in the Reorganization of either Portfolio into Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund, you may exchange such Class A Shares into Class A Shares of any other MTB Funds at NAV. In addition, you may purchase Class A Shares of any MTB Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any MTB Fund without paying a sales charge (where a sales charge would otherwise be imposed), you or your financial intermediary must notify ALPS Distributors, Inc. or MTB Funds Shareholder Services at the time of the transaction, except that such notice is not required to purchase additional Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund without a sales charge if you became a shareholder of such Fund as part of the Reorganization.

Exchanges Subject to a Sales Charge

If you invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares and Class A2 Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class B Share Exchanges

Although effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders, you may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

Class S Shares Only

If you invest in Class S Shares through a sweep account you will receive sweep account materials describing the various features and operations of the sweep account from M&T Bank, as well as account opening forms. The sweep account materials should be reviewed in conjunction with this prospectus.

Corporate Class of Prime Money Market Fund

The Corporate Class will accept purchases on the following terms:

• $1 million minimum, on a non-aggregated basis, to open an account;

• additional purchases for existing accounts in any amount. Eligible purchasers are limited to Corporate customers of M&T Corporate Trust, M&T Institutional Custody and M&T Securities, directed trustees of defined benefit plans, and commercial demand deposit account sweeps.

The Corporate Class will not accept the following purchases:

• personal trust or discretionary accounts;

• exchanges from existing MTB money market accounts, or purchases that result from the sale and reinvestment of existing MTB money market accounts.

Existing shareholders of the Corporate Class may continue to hold their Shares and add to their accounts without regard to the stated minimums and restrictions.

Frequent Trading Policies

Bond Funds, Strategic Allocation Fund and Equity Funds

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund’s NAV. This may be particularly likely where the Fund, directly or through an Underlying Fund, invests in high yield securities or securities priced in foreign markets.

The Funds’ Board has approved policies and procedures intended to discourage excessive trading of the Fund’s Shares. The Funds monitor trading in Shares in an effort to identify disruptive trading activity. Whether or not the specific testing criteria or monitoring limits proscribed by the policies and procedures are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder or broker is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder or broker from making further purchases or exchanges of Shares. No matter how the Funds define their testing criteria for, or monitoring limits on, excessive trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. The Funds’ excessive trading restrictions do not apply to purchases and sales of Shares of MTB Group of Funds (Underlying Funds) by the Strategic Allocation Fund. Allocation changes of the investing Strategic Allocation Fund are monitored by MTBIA management, and the managers of the Underlying Fund must determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow managers of the Strategic Allocation Fund to accommodate cash flows that result from non-abusive trading in the Strategic Allocations Fund, and to reallocate portfolio investments of Strategic Allocation Fund among various Underlying Funds in accordance with the investment objectives of the Strategic Allocation Fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by the Strategic Allocation Fund could adversely affect the management of the Underlying Fund’s portfolio and its performance.

The Advisor will provide to the Funds’ Board a quarterly report of all occurrences deemed to be excessive trading during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies and procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or

Advisor determines from the amount, frequency or pattern of purchased and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Account and Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements

Except with respect to the Money Market Funds, you will receive written confirmation of purchases, redemptions and exchanges (except systematic transactions). Money Market Funds send monthly statements in lieu of share activity confirmations. Shareholders of all other Funds also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Distribution of Fund Shares

ALPS Distributors, Inc. (Distributor), whose address is 1290 Broadway, Suite 1100 Denver, CO 80203, serves as the Distributor of the Funds offered by this prospectus.

Except for Class S Shares, the Fund’s Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. The Fund’s Distributor markets the Class S Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as sweep accounts. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

Rule 12b-1 Plans (Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Corporate Shares, Institutional II Class Shares and Class S Shares)

Certain of the Funds have adopted a Rule 12b-1 Plan (Plan) on behalf of Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Corporate Shares and Institutional II Class Shares offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares, Class A2 Shares, Corporate Shares, Institutional II Class Shares and Class S Shares, up to 0.75% of the average daily net assets of the Fund’s Class B shares and the Fund’s Class C Shares of the Small Cap Growth Fund, and up to 1.00% of the average daily net assets of the Funds’ Class C Shares, for the Short Duration Government Bond Fund, the Short-Term Corporate Bond Fund and the Intermediate - Term Bond Fund, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. There is no Plan for Class A Shares of Money Market Fund, New York Tax-Free Money Market Fund and U.S. Treasury Money Market Fund. These fees may be paid to the Distributor, the Advisor and their affiliates. In the case of Class B Shares and Class C Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Shareholder Services Plans (Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Corporate Shares, Institutional I Class Shares and Class S Shares)

The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Corporate Shares, Institutional I Class Shares and Class S Shares, which is administered by ALPS Distributors, Inc. to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (M&T Securities) has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries

The Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends and Capital Gains

Each of the New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund, Maryland Municipal Bond Fund Tax-Free Money Market Fund and Virginia Municipal Bond Fund are also referred to as a “Tax-Free Fund.”

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare pay all of its net investment income, if any, to shareholders as described in the table below.

Fund	Dividends Declared/ Dividends Paid

International Equity Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund	Annually/Annually

Strategic Allocation Fund and Large Cap Value Fund	Quarterly/Quarterly

Income Fund, Intermediate-Term Bond Fund, Money Market Fund, U.S. Treasury Money Market Fund, Prime Money Market Fund, U.S. Government Money Market Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Tax-Free Money Market Fund, Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Virginia Municipal Bond Fund	Daily/Monthly

Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.

Annual Statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.

Tax Considerations

Except for the Tax-Free Funds (See, “Additional Information for the Tax-Free Funds below), each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The Funds’ distributions (other than the Tax-Free Funds’) are expected to be primarily from the following sources:

Fund	Distributions are Expected To be Primarily

International Equity Fund and Small Cap Growth Fund	Capital gains

Large Cap Growth Fund, Mid Cap Growth Fund Strategic Allocation Fund and Large Cap Value Fund	Ordinary Income and/or Capital Gains

Income Fund, Intermediate-Term Bond Fund, Money Market Fund, U.S. Treasury Money Market Fund, Prime Money Market Fund, U.S. Government Money Market Fund, Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund	Ordinary Income

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. The Money Market Funds do not expect to realize any long-term capital gains or losses.

With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. None or only a small portion of the dividends paid by the Money Market Funds and Bond Funds are expected to be eligible for treatment as qualified dividend income.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different MTB Fund is the same as a sale. Because the Money Market Funds expect to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or redemption of shares in a Money Market Fund.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Additional Information for the Tax-Free Funds

Dividends from each Tax-Free Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax. However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

Because of these tax exemptions, a Tax-Free Fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

While the Tax-Free Funds endeavor to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends. Each Tax-Free Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions. Each Tax-Free Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. The Funds that are money market funds do not expect to realize any long-term capital gains or losses.

This discussion of “Dividends, Distributions, and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the Trust’s website at www.mtbfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website approximately 30 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page: click on “Fund Holdings,” choose from the menu of “Equity Fund Holdings,” “Fixed Income Holdings,” or “Money Market Fund Holdings,” and select the name of the Fund from the appropriate menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

• For Equity Funds, Bond Funds and Strategic Allocation Fund, identification of the Fund’s top ten holdings; and

• For Equity Funds, Bond Funds, Strategic Allocation Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country.

You may access this from the “Funds & Performance” page: click on “Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Corporate Shares, Institutional I Shares, Institutional II Shares or Class S Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/ quarterly fact sheets by clicking on “Prospectus and Fund Guide” and selecting “Retail Fund Guide.”

In addition, each Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Prospectuses & Regulatory Literature” and select the desired report from the following options: “Semi-Annual Report Money Market Funds,” “Semi-Annual Report” or “Annual Report.” Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.mtbfunds.com.

A description of the Funds’ Portfolio Holdings Disclosure Policy, which addresses the disclosure of the Funds’ portfolio securities, is available in the Funds’ SAI

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund’s Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Corporate Shares, Institutional I Class Shares, Institutional II Class Shares and Class S Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. The information for all prior years has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2010 Annual Report of the Trust, which is available upon request. The financial highlights for all prior years presented were audited by another independent registered public accounting firm.

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MONEY MARKET FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income		0.011	0.041	0.046	0.030
Net Realized and Unrealized Gain (Loss)		—	—	—	—

Total Income (Loss) From Operations		0.011	0.041	0.046	0.030

Less Distributions From:
Net Investment Income		(0.011)	(0.041)	(0.046)	(0.030)
Net Realized Gains		—	—	—	—

Total Distributions		(0.011)	(0.041)	(0.046)	(0.030)

Net Asset Value, End of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)		1.13%	4.14%	4.72%	3.06%
Net Assets, End of Period (000’s omitted)		$630,429	$837,674	$740,486	$745,488
Ratios to Average Net Assets
Gross Expense		0.76%	0.75%	0.78%	1.03%
Net Expenses(b)		0.67%	0.67%	0.63%	0.86%
Net Investment Income		1.20%	3.97%	4.62%	3.01%

CLASS A2 SHARES(d)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income		0.013	0.043	0.047	0.033
Net Realized and Unrealized Gain (Loss)		—	—	—	—

Total Income (Loss) From Operations		0.013	0.043	0.047	0.033

Less Distributions From:
Net Investment Income		(0.013)	(0.043)	(0.047)	(0.033)
Net Realized Gains		—	—	—	—

Total Distributions		(0.013)	(0.043)	(0.047)	(0.033)

Net Asset Value, End of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)		1.30%	4.35%	4.83%	3.33%
Net Assets, End of Period (000’s omitted)		$320,238	$459,544	$156,286	$8,961
Ratios to Average Net Assets
Gross Expense		1.00%	0.99%	1.03%	1.04%
Net Expenses(b)		0.49%	0.47%	0.49%	0.60%
Net Investment Income		1.42%	3.98%	4.85%	3.29%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income		0.006	0.033	0.039	0.028
Net Realized and Unrealized Gain (Loss)		—	—	—	—

Total Income (Loss) From Operations		0.006	0.033	0.039	0.028

Less Distributions From:
Net Investment Income		(0.006)	(0.033)	(0.039)	(0.028)
Net Realized Gains		—	—	—	—

Total Distributions		(0.006)	(0.033)	(0.039)	(0.028)

Net Asset Value, End of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)		0.62%	3.37%	4.01%	2.79%
Net Assets, End of Period (000’s omitted)		$417	$271	$116	$183
Ratios to Average Net Assets
Gross Expense		1.53%	1.49%	1.50%	1.45%
Net Expenses(b)		1.14%	1.42%	1.34%	1.08%
Net Investment Income		0.54%	2.96%	3.57%	2.80%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge (CDSC), if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Shares.

(Financial Highlights continued next page)

139	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

PRIME MONEY MARKET FUND

CORPORATE SHARES(c)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income		0.013	0.043	0.048	0.034
Net realized and unrealized gain (loss)		—	—	—	—

Total Income (Loss) From Operations		0.013	0.043	0.048	0.034

Less Distributions From:
Net Investment Income		(0.013)	(0.043)	(0.048)	(0.034)
Net Realized gains		—	—	—	—

Total Distributions		(0.013)	(0.043)	(0.048)	(0.034)

Net Asset Value, End of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)		1.35%	4.44%	4.94%	3.49%
Net Assets, End of Period (000’s omitted)		$564,534	$454,775	$349,459	$313,897
Ratios to Average Net Assets
Gross Expense		1.01%	0.97%	1.03%	1.03%
Net Expenses(b)		0.39%	0.37%	0.40%	0.43%
Net Investment Income		1.27%	4.19%	4.83%	3.44%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Formerly Institutional Shares.
(d)	Represents less than $0.001.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	140

FINANCIAL HIGHLIGHTS (continued)

For a Share outstanding throughout each year ended April 30, unless otherwise noted:

NEW YORK TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period		$ 1.00		$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income		0.010		0.024	0.028	0.020
Net Realized and Unrealized Gain (Loss)		—		0.000 (c)	—	—

Total Income (Loss) From Operations		0.010		0.024	0.028	0.020

Less Distributions From:
Net Investment Income		(0.010)		(0.024)	(0.028)	(0.020)
Net Realized Gains		(0.000	)(c)	0.000 (c)	—	—

Total Distributions		(0.010)		(0.024)	(0.028)	(0.020)

Net Asset Value, End of Period		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return(a)		1.06%		2.47%	2.86%	2.04%
Net Assets, End of Period (000’s omitted)		$83,653		$100,280	$80,685	$98,113
Ratios to Average Net Assets
Gross Expense		0.79%		0.80%	0.84%	1.06%
Net Expenses(b)		0.75%		0.74%	0.72%	0.71%
Net Investment Income		1.06%		2.36%	2.81%	2.02%

PENNSYLVANIA TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period		$ 1.00		$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income		0.010		0.025	0.028	0.019
Net Realized and Unrealized Gain (Loss)		—		—	—	—

Total Income (Loss) From Operations		0.010		0.025	0.028	0.019

Less Distributions From:
Net Investment Income		(0.010)		(0.025)	(0.028)	(0.019)
Net Realized Gains		—		—	—	—

Total Distributions		(0.010)		(0.025)	(0.028)	(0.019)

Net Asset Value, End of Period		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return(a)		0.97%		2.50%	2.81%	1.96%
Net Assets, End of Period (000’s omitted)		$5,137		$6,320	$3,817	$663
Ratios to Average Net Assets
Gross Expense		1.13%		1.30%	1.41%	1.42%
Net Expenses(b)		0.76%		0.75%	0.77%	0.80%
Net Investment Income		0.98%		2.41%	2.83%	1.94%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Represents less than $0.001.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	141

FINANCIAL HIGHLIGHTS (concluded)

For a Share outstanding throughout each year ended April 30, unless otherwise noted:

TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income		0.010	0.024	0.027	0.020
Net Realized and Unrealized Gain (Loss)		—	0.001	—	—

Total Income (Loss) From Operations		0.010	0.025	0.027	0.020

Less Distributions From:
Net Investment Income		(0.010)	(0.025)	(0.027)	(0.020)
Net Realized Gains		—	—	—	—

Total Distributions		(0.010)	(0.025)	(0.027)	(0.020)

Net Asset Value, End of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)		1.00%	2.49%	2.78%	1.99%
Net Assets, End of Period (000’s omitted)		$21,338	$22,194	$19,781	$31,402
Ratios to Average Net Assets
Gross Expense		1.03%	1.08%	1.09%	1.09%
Net Expenses(b)		0.80%	0.79%	0.80%	0.75%
Net Investment Income		0.99%	2.44%	2.72%	1.97%

U.S. GOVERNMENT MONEY MARKET FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income		0.011	0.038	0.044	0.030
Less Distribution from Net Investment Income		(0.011)	(0.038)	(0.044)	(0.030)

Net Asset Value, End of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)		1.14%	3.97%	4.53%	3.06%
Net Assets, End of Period (000’s omitted)		$42,427	$26,789	$23,755	$5,504
Ratios to Average Net Assets
Gross Expense		0.99%	0.99%	1.01%	1.02%
Net Expenses(b)		0.73%	0.70%	0.72%	0.82%
Net Investment Income		0.97%	3.77%	4.67%	3.17%

U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income		0.005	0.033	0.043	0.028
Less Distribution from Net Investment Income		(0.005)	(0.033)	(0.043)	(0.028)

Net Asset Value, End of Period		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)		0.54%	3.40%	4.42%	2.91%
Net Assets, End of Period (000’s omitted)		$133,754	$103,488	$108,698	$117,863
Ratios to Average Net Assets
Gross Expense		0.74%	0.76%	0.78%	1.02%
Net Expenses(b)		0.60%	0.74%	0.72%	0.79%
Net Investment Income		0.48%	3.32%	4.33%	2.84%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.

142	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INCOME FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.77	$ 9.84	$ 9.66	$10.08
Income (Loss) From Operations:
Net Investment Income		0.45 (c)	0.46 (c)	0.44	0.39
Net Realized and Unrealized Gain (Loss)		(0.54)	(0.08)	0.20	(0.39)

Total Income (Loss) From Operations		(0.09)	0.38	0.64	—

Less Distributions From:
Net Investment Income		(0.44)	(0.45)	(0.45)	(0.39)
Net Realized Gains		—	—	(0.01)	(0.03)

Total Distributions		(0.44)	(0.45)	(0.46)	(0.42)

Net Asset Value, End of Period		$ 9.24	$ 9.77	$ 9.84	$ 9.66

Total Return(a)		(0.84)%	3.93%	6.73%	(0.05)%
Net Assets, End of Period (000’s omitted)		$5,681	$5,572	$6,381	$7,253
Ratios to Average Net Assets
Gross Expense		1.32%	1.29%	1.31%	1.28%
Net Expenses(b)		0.78%	0.88%	0.99%	1.02%
Net Investment Income		4.75%	4.66%	4.61%	3.79%
Portfolio Turnover Rate		93%	152%	79%	96%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.64	$ 9.71	$ 9.53	$ 9.95
Income (Loss) From Operations:
Net Investment Income		0.36 (c)	0.37 (c)	0.37	0.32
Net Realized and Unrealized Gain (Loss)		(0.53)	(0.07)	0.19	(0.39)

Total Income (Loss) From Operations		(0.17)	0.30	0.56	(0.07)

Less Distributions From:
Net Investment Income		(0.36)	(0.37)	(0.37)	(0.32)
Net Realized Gains		—	—	(0.01)	(0.03)

Total Distributions		(0.36)	(0.37)	(0.38)	(0.35)

Net Asset Value, End of Period		$ 9.11	$ 9.64	$ 9.71	$ 9.53

Total Return(a)		(1.69)%	3.11%	6.03%	(0.75)%
Net Assets, End of Period (000’s omitted)		$850	$888	$1,105	$1,561
Ratios to Average Net Assets
Gross Expense		1.83%	1.79%	1.81%	1.79%
Net Expenses(b)		1.63%	1.73%	1.74%	1.73%
Net Investment Income		3.89%	3.80%	3.86%	3.08%
Portfolio Turnover Rate		93%	152%	79%	96%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	143

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INTERMEDIATE-TERM BOND FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.97	$ 9.81	$ 9.64	$ 9.99
Income (Loss) From Operations:
Net Investment Income(c)		0.41	0.40	0.42	0.36
Net Realized and Unrealized Gain (Loss)		(0.00)	0.16	0.17	(0.34)

Total Income (Loss) From Operations		0.41	0.56	0.59	0.02

Less Distributions From:
Net Investment Income		(0.42)	(0.40)	(0.42)	(0.37)
Net Realized Gains		—	—	—	—

Total Distributions		(0.42)	(0.40)	(0.42)	(0.37)

Net Asset Value, End of Period		$ 9.96	$ 9.97	$ 9.81	$ 9.64

Total Return(a)		4.20%	5.85%	6.19%	0.23%
Net Assets, End of Period (000’s omitted)		$2,619	$1,495	$1,455	$1,774
Ratios to Average Net Assets
Gross Expense		1.35%	1.36%	1.36%	1.36%
Net Expenses(b)		0.78%	0.85%	0.95%	0.98%
Net Investment Income		4.22%	4.12%	4.23%	3.64%
Portfolio Turnover Rate		191%	279%	189%	189%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.98	$ 9.81	$ 9.64	$ 9.99
Income (Loss) From Operations:
Net Investment Income(c)		0.33	0.30	0.34	0.29
Net Realized and Unrealized Gain (Loss)		(0.02)	0.19	0.17	(0.33)

Total Income (Loss) From Operations		0.31	0.49	0.51	(0.04)

Less Distributions From:
Net Investment Income		(0.33)	(0.32)	(0.34)	(0.31)
Net Realized Gains		—	—	—	—

Total Distributions		(0.33)	(0.32)	(0.34)	(0.31)

Net Asset Value, End of Period		$ 9.96	$ 9.98	$ 9.81	$ 9.64

Total Return(a)		3.21%	5.07%	5.41%	(0.46)%
Net Assets, End of Period (000’s omitted)		$248	$158	$98	$129
Ratios to Average Net Assets
Gross Expense		1.85%	1.86%	1.86%	1.87%
Net Expenses(b)		1.63%	1.70%	1.68%	1.68%
Net Investment Income		3.36%	3.25%	3.48%	2.94%
Portfolio Turnover Rate		191%	279%	189%	189%
CLASS C SHARES			2010*
Net Asset Value, Beginning of Period
Income (Loss) From Operations:
Net Investment Income(c)
Net Realized and Unrealized Gain (Loss)
Total Income (Loss) From Operations
Less Distributions From:
Net Investment Income
Net Realized Gains
Total Distributions
Net Asset Value, End of Period
Total Return(a)
Net Assets, End of Period (000’s omitted)
Ratios to Average Net Assets
Gross Expense
Net Expenses(b)
Net Investment Income
Portfolio Turnover Rate

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method
*	For the period March 23, 2010 (commencement of operations) through April 30, 2010.

(Financial Highlights continued next page)

144	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MARYLAND MUNICIPAL BOND FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.82	$10.10	$10.05	$10.32
Income (Loss) From Operations:
Net Investment Income		0.40 (c)	0.39 (c)	0.39	0.40 (c)
Net Realized and Unrealized Gain (Loss)		(0.30)	(0.26)	0.08	(0.24)

Total Income (Loss) From Operations		0.10	0.13	0.47	0.16

Less Distributions From:
Net Investment Income		(0.40)	(0.39)	(0.39)	(0.40)
Net Realized Gains		(0.02)	(0.02)	(0.03)	(0.03)

Total Distributions		(0.42)	(0.41)	(0.42)	(0.43)

Net Asset Value, End of Period		$ 9.50	$ 9.82	$10.10	$10.05

Total Return(a)		1.10%	1.30%	4.74%	1.52%
Net Assets, End of Period (000’s omitted)		$38,627	$41,846	$47,611	$49,828
Ratios to Average Net Assets
Gross Expense		1.38%	1.39%	1.38%	1.42%
Net Expenses(b)		0.79%	0.81%	0.82%	0.82%
Net Investment Income		4.21%	3.95%	3.89%	3.93%
Portfolio Turnover Rate		6%	3%	16%	12%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.84	$10.12	$10.07	$10.34
Income (Loss) From Operations:
Net Investment Income		0.31 (c)	0.30 (c)	0.30	0.31 (c)
Net Realized and Unrealized Gain (Loss)		(0.29)	(0.26)	0.08	(0.24)

Total Income (Loss) From Operations		0.02	0.04	0.38	0.07

Less Distributions From:
Net Investment Income		(0.32)	(0.30)	(0.30)	(0.31)
Net Realized Gains		(0.02)	(0.02)	(0.03)	(0.03)

Total Distributions		(0.34)	(0.32)	(0.33)	(0.34)

Net Asset Value, End of Period		$ 9.52	$ 9.84	$10.12	$10.07

Total Return(a)		0.20%	0.39%	3.80%	0.64%
Net Assets, End of Period (000’s omitted)		$1,148	$1,564	$1,764	$1,887
Ratios to Average Net Assets
Gross Expense		1.88%	1.89%	1.89%	1.91%
Net Expenses(b)		1.70%	1.72%	1.71%	1.70%
Net Investment Income		3.29%	3.05%	3.00%	3.03%
Portfolio Turnover Rate		6%	3%	16%	12%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	145

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

NEW YORK MUNICIPAL BOND FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$10.25	$10.51	$10.38	$10.62
Income (Loss) From Operations:
Net Investment Income		0.38 (c)	0.39 (c)	0.39	0.40
Net Realized and Unrealized Gain (Loss)		(0.34)	(0.27)	0.13	(0.23)

Total Income (Loss) From Operations		0.04	0.12	0.52	0.17

Less Distributions From:
Net Investment Income		(0.40)	(0.38)	(0.39)	(0.40)
Net Realized Gains		—	—	—	(0.01)

Total Distributions		(0.40)	(0.38)	(0.39)	(0.41)

Net Asset Value, End of Period		$ 9.89	$10.25	$10.51	$10.38

Total Return(a)		0.44%	1.21%	5.13%	1.53%
Net Assets, End of Period (000’s omitted)		$33,904	$60,836	$59,371	$50,299
Ratios to Average Net Assets
Gross Expense		1.40%	1.39%	1.41%	1.44%
Net Expenses(b)		0.75%	0.79%	0.80%	0.82%
Net Investment Income		3.96%	3.70%	3.77%	3.76%
Portfolio Turnover Rate		102%	119%	37%	56%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$10.25	$10.51	$10.38	$10.62
Income (Loss) From Operations:
Net Investment Income		0.31 (c)	0.29 (c)	0.30	0.31
Net Realized and Unrealized Gain (Loss)		(0.36)	(0.26)	0.13	(0.23)

Total Income (Loss) From Operations		(0.05)	0.03	0.43	0.08

Less Distributions From:
Net Investment Income		(0.30)	(0.29)	(0.30)	(0.31)
Net Realized Gains		—	—	—	(0.01)

Total Distributions		(0.30)	(0.29)	(0.30)	(0.32)

Net Asset Value, End of Period		$ 9.90	$10.25	$10.51	$10.38

Total Return(a)		(0.41)%	0.31%	4.23%	0.70%
Net Assets, End of Period (000’s omitted)		$1,100	$1,166	$1,470	$1,307
Ratios to Average Net Assets
Gross Expense		1.90%	1.91%	1.95%	1.97%
Net Expenses(b)		1.65%	1.66%	1.66%	1.65%
Net Investment Income		3.10%	2.83%	2.91%	2.95%
Portfolio Turnover Rate		102%	119%	37%	56%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

146	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

PENNSYLVANIA MUNICIPAL BOND FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$10.02	$10.09	$10.01	$10.27
Income (Loss) From Operations:
Net Investment Income		0.37 (c)	0.35 (c)	0.37	0.38
Net Realized and Unrealized Gain (Loss)		(0.14)	(0.07)	0.07	(0.27)

Total Income (Loss) From Operations		0.23	0.28	0.44	0.11

Less Distributions From:
Net Investment Income		(0.37)	(0.35)	(0.36)	(0.37)
Net Realized Gains		(0.01)	—	—	—

Total Distributions		(0.38)	(0.35)	(0.36)	(0.37)

Net Asset Value, End of Period		$ 9.87	$10.02	$10.09	$10.01

Total Return(a)		2.39%	2.87%	4.49%	1.11%
Net Assets, End of Period (000’s omitted)		$4,731	$5,344	$5,407	$6,225
Ratios to Average Net Assets
Gross Expense		1.37%	1.38%	1.40%	1.39%
Net Expenses(b)		0.95%	0.95%	0.92%	0.91%
Net Investment Income		3.77%	3.54%	3.63%	3.66%
Portfolio Turnover Rate		21%	14%	26%	12%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$10.02	$10.09	$10.02	$10.28
Income (Loss) From Operations:
Net Investment Income		0.28 (c)	0.27 (c)	0.27	0.29
Net Realized and Unrealized Gain (Loss)		(0.14)	(0.08)	0.07	(0.25)

Total Income (Loss) From Operations		0.14	0.19	0.34	0.04

Less Distributions From:
Net Investment Income		(0.28)	(0.26)	(0.27)	(0.30)
Net Realized Gains		(0.01)	—	—	—

Total Distributions		(0.29)	(0.26)	(0.27)	(0.30)

Net Asset Value, End of Period		$ 9.87	$10.02	$10.09	$10.02

Total Return(a)		1.48%	1.96%	3.47%	0.37%
Net Assets, End of Period (000’s omitted)		$749	$853	$875	$858
Ratios to Average Net Assets
Gross Expense		1.90%	1.87%	1.86%	1.82%
Net Expenses(b)		1.84%	1.83%	1.81%	1.77%
Net Investment Income		2.88%	2.65%	2.74%	2.80%
Portfolio Turnover Rate		21%	14%	26%	12%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	147

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SHORT DURATION GOVERNMENT BOND FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.78	$ 9.61	$ 9.48	$ 9.60
Income (Loss) From Operations:
Net Investment Income		0.32 (c)	0.36 (c)	0.34	0.27
Net Realized and Unrealized Gain (Loss)		0.12	0.17	0.14	(0.12)

Total Income (Loss) From Operations		0.44	0.53	0.48	0.15

Less Distributions From:
Net Investment Income		(0.32)	(0.36)	(0.35)	(0.27)
Net Realized Gains		—	—	—	—

Total Distributions		(0.32)	(0.36)	(0.35)	(0.27)

Net Asset Value, End of Period		$ 9.90	$ 9.78	$ 9.61	$ 9.48

Total Return(a)		4.59%	5.65%	5.17%	1.63%
Net Assets, End of Period (000’s omitted)		$5,209	$3,005	$3,421	$4,477
Ratios to Average Net Assets
Gross Expense		1.25%	1.26%	1.27%	1.28%
Net Expenses(b)		0.80%	0.81%	0.89%	0.92%
Net Investment Income		3.27%	3.76%	3.68%	2.85%
Portfolio Turnover Rate		84%	67%	97%	71%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.78	$ 9.61	$ 9.48	$ 9.60
Income (Loss) From Operations:
Net Investment Income		0.24 (c)	0.28 (c)	0.29	0.22
Net Realized and Unrealized Gain (Loss)		0.13	0.17	0.13	(0.12)

Total Income (Loss) From Operations		0.37	0.45	0.42	0.10

Less Distributions From:
Net Investment Income		(0.24)	(0.28)	(0.29)	(0.22)
Net Realized Gains		—	—	—	—

Total Distributions		(0.24)	(0.28)	(0.29)	(0.22)

Net Asset Value, End of Period		$ 9.91	$ 9.78	$ 9.61	$ 9.48

Total Return(a)		3.80%	4.76%	4.51%	1.09%
Net Assets, End of Period (000’s omitted)		$275	$104	$105	$123
Ratios to Average Net Assets
Gross Expense		1.76%	1.76%	1.77%	1.78%
Net Expenses(b)		1.66%	1.66%	1.52%	1.45%
Net Investment Income		2.43%	2.90%	3.07%	2.37%
Portfolio Turnover Rate		84%	67%	97%	71%
CLASS C SHARES			2010*
Net Asset Value, Beginning of Period
Income (Loss) From Operations:
Net Investment Income(c)
Net Realized and Unrealized Gain (Loss)
Total Income (Loss) From Operations
Less Distributions From:
Net Investment Income
Net Realized Gains
Total Distributions
Net Asset Value, End of Period
Total Return(a)
Net Assets, End of Period (000’s omitted)
Ratios to Average Net Assets
Gross Expense
Net Expenses(b)
Net Investment Income
Portfolio Turnover Rate

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
*	For the period March 23, 2010 (commencement of operations) through April 30, 2010.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	148

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SHORT-TERM CORPORATE BOND FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.87	$ 9.83	$ 9.72	$ 9.80
Income (Loss) From Operations:
Net Investment Income		0.27 (c)	0.40 (c)	0.37	0.28
Net Realized and Unrealized Gain (Loss)		0.08	0.03	0.11	(0.08)

Total Income (Loss) From Operations		0.35	0.43	0.48	0.20

Less Distributions From:
Net Investment Income		(0.33)	(0.39)	(0.37)	(0.28)
Net Realized Gains		—	—	—	—

Total Distributions		(0.33)	(0.39)	(0.37)	(0.28)

Net Asset Value, End of Period		$ 9.89	$ 9.87	$ 9.83	$ 9.72

Total Return(a)		3.59%	4.48%	5.00%	2.10%
Net Assets, End of Period (000’s omitted)		$453	$63	$83	$281
Ratios to Average Net Assets
Gross Expense		1.48%	1.49%	1.49%	1.48%
Net Expenses(b)		0.89%	0.89%	0.93%	0.94%
Net Investment Income		3.21%	4.01%	3.65%	2.89%
Portfolio Turnover Rate		94%	80%	64%	83%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.88	$ 9.83	$ 9.72	$ 9.80
Income (Loss) From Operations:
Net Investment Income		0.22 (c)	0.31 (c)	0.29	0.21
Net Realized and Unrealized Gain (Loss)		0.05	0.05	0.11	(0.08)

Total Income (Loss) From Operations		0.27	0.36	0.40	0.13

Less Distributions From:
Net Investment Income		(0.24)	(0.31)	(0.29)	(0.21)
Net Realized Gains		—	—	—	—

Total Distributions		(0.24)	(0.31)	(0.29)	(0.21)

Net Asset Value, End of Period		$ 9.91	$ 9.88	$ 9.83	$ 9.72

Total Return(a)		2.81%	3.70%	4.15%	1.30%
Net Assets, End of Period (000’s omitted)		$159	$77	$42	$66
Ratios to Average Net Assets
Gross Expense		1.98%	2.00%	1.98%	1.96%
Net Expenses(b)		1.73%	1.75%	1.74%	1.73%
Net Investment Income		2.37%	3.17%	2.91%	2.15%
Portfolio Turnover Rate		94%	80%	64%	83%
CLASS C SHARES			2010*
Net Asset Value, Beginning of Period
Income (Loss) From Operations:
Net Investment Income(c)
Net Realized and Unrealized Gain (Loss)
Total Income (Loss) From Operations
Less Distributions From:
Net Investment Income
Net Realized Gains
Total Distributions
Net Asset Value, End of Period
Total Return(a)
Net Assets, End of Period (000’s omitted)
Ratios to Average Net Assets
Gross Expense
Net Expenses(b)
Net Investment Income
Portfolio Turnover Rate

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
*	For the period March 23, 2010 (commencement of operations) through April 30, 2010.

(Financial Highlights continued next page)

149	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

U.S. GOVERNMENT BOND FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.48	$ 9.28	$ 9.10	$ 9.46
Income (Loss) From Operations:
Net Investment Income		0.36 (c)	0.39 (c)	0.40	0.38
Net Realized and Unrealized Gain (Loss)		0.05	0.21	0.18	(0.36)

Total Income (Loss) From Operations		0.41	0.60	0.58	0.02

Less Distributions From:
Net Investment Income		(0.39)	(0.40)	(0.40)	(0.38)
Net Realized Gains		—	—	—	—

Total Distributions		(0.39)	(0.40)	(0.40)	(0.38)

Net Asset Value, End of Period		$ 9.50	$ 9.48	$ 9.28	$ 9.10

Total Return(a)		4.42%	6.58%	6.46%	0.18%
Net Assets, End of Period (000’s omitted)		$7,078	$37,690	$51,955	$43,955
Ratios to Average Net Assets
Gross Expense		1.38%	1.33%	1.27%	1.32%
Net Expenses(b)		0.72%	0.94%	0.87%	0.88%
Net Investment Income		4.30%	4.22%	4.29%	3.93%
Portfolio Turnover Rate(e)		35%	52%	71%	95%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$ 9.49	$ 9.28	$ 9.10	$ 9.46
Income (Loss) From Operations:
Net Investment Income		0.29 (c)	0.31 (c)	0.31	0.30
Net Realized and Unrealized Gain (Loss)		—	0.21	0.18	(0.37)

Total Income (Loss) From Operations		0.29	0.52	0.49	(0.07)

Less Distributions From:
Net Investment Income		(0.29)	(0.31)	(0.31)	(0.29)
Net Realized Gains		—	—	—	—

Total Distributions		(0.29)	(0.31)	(0.31)	(0.29)

Net Asset Value, End of Period		$ 9.49	$ 9.49	$ 9.28	$ 9.10

Total Return(a)		3.15%	5.69%	5.44%	(0.73)%
Net Assets, End of Period (000’s omitted)		$273	$316	$227	$367
Ratios to Average Net Assets
Gross Expense		1.90%	1.90%	1.86%	1.89%
Net Expenses(b)		1.82%	1.83%	1.83%	1.83%
Net Investment Income		3.06%	3.35%	3.33%	3.00%
Portfolio Turnover Rate(e)		35%	52%	71%	95%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	This calculation excludes purchases and sales from dollar roll transactions.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	150

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

VIRGINIA MUNICIPAL BOND FUND

CLASS A SHARES	2010	2009		2008	2007	2006(c)(d)		2004(i)
Net Asset Value, Beginning of Period		$10.67		$10.90	$10.93	$11.17		$11.66
Income (Loss) From Operations:
Net Investment Income		0.38	(f)	0.40 (f)	0.41	0.23		0.35
Net Realized and Unrealized Gain (Loss)		0.00	(h)	(0.14)	0.08	(0.14)		(0.03)

Total Income (Loss) From Operations		0.38		0.26	0.49	0.09		0.32

Less Distributions From:
Net Investment Income		(0.38)		(0.39)	(0.41)	(0.23)		(0.35)
Net Realized Gains		(0.00	)(h)	(0.10)	(0.11)	(0.10)		—

Total Distributions		(0.38)		(0.49)	(0.52)	(0.33)		(0.35)

Net Asset Value, End of Period		$10.67		$10.67	$10.90	$10.93		$11.63

Total Return(a)		3.73%		2.47%	4.56%	0.86%		2.82%
Net Assets, End of Period (000’s omitted)		$20,085		$16,570	$18,129	$22,250		$27,218
Ratios to Average Net Assets
Gross Expense		1.88%		1.77%	1.71%	1.56	%(g)	0.97	%(h)
Net Expenses(b)		0.84%		0.88%	0.86%	0.45	%(g)	0.95	%(h)
Net Investment Income		3.62%		3.67%	3.76%	4.32	%(g)	3.67	%(h)
Portfolio Turnover Rate		7%		3%	9%	5%		14%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Beginning with the year ended April 30, 2006, the Fund was audited by Ernst & Young, LLP. The previous periods ended were audited by another Independent Registered Public Accounting Firm.
(d)	Reflects operations for the period from November 1, 2005 to April 30, 2006. The Fund changed its fiscal year end from October 31 to April 30.
(e)	Reflects operations for the year ended October 31.
(f)	Per share numbers have been calculated using the average shares method.
(g)	Computed on an annualized basis.
(h)	Represents less than $0.01.
(i)	Reflects operations for the period January 1, 2004 to October 31, 2004. The Fund changed its fiscal year end from December 31, to October 31.

(Financial Highlights continued next page)

151	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

STRATEGIC ALLOCATION FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$14.43	$15.11	$13.75	$12.92
Income (Loss) From Operations:
Net Investment Income		0.38 (c)	0.38 (c)	0.29 (c)	0.18
Net Realized and Unrealized Gain (Loss)		(3.26)	(0.66)	1.37	0.86

Total Income (Loss) From Operations		(2.88)	(0.28)	1.66	1.04

Less Distributions From:
Net Investment Income		(0.40)	(0.40)	(0.30)	(0.21)
Net Realized Gains		—	—	—	—

Total Distributions		(0.40)	(0.40)	(0.30)	(0.21)

Net Asset Value, End of Period		$11.15	$14.43	$15.11	$13.75

Total Return(a)		(20.12)%	(1.89)%	12.23%	8.09%
Net Assets, End of Period (000’s omitted)		$11,766	$18,569	$21,547	$21,679
Ratios to Average Net Assets
Gross Expense		2.22%	1.94%	1.62%	1.54%
Net Expenses(b)		1.08%	0.98%	1.05%	1.10%
Net Investment Income		3.15%	2.59%	2.10%	1.30%
Portfolio Turnover Rate		59%	17%	157%	48%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$14.50	$15.12	$13.75	$12.92
Income (Loss) From Operations:
Net Investment Income		0.30 (c)	0.25 (c)	0.18 (c)	0.07
Net Realized and Unrealized Gain (Loss)		(3.31)	(0.66)	1.38	0.87

Total Income (Loss) From Operations		(3.01)	(0.41)	1.56	0.94

Less Distributions From:
Net Investment Income		(0.22)	(0.21)	(0.19)	(0.11)
Net Realized Gains		—	—	—	—

Total Distributions		(0.22)	(0.21)	(0.19)	(0.11)

Net Asset Value, End of Period		$11.27	$14.50	$15.12	$13.75

Total Return(a)		(20.73)%	(2.76)%	11.41%	7.33%
Net Assets, End of Period (000’s omitted)		$2,280	$3,808	$5,419	$8,827
Ratios to Average Net Assets
Gross Expense		2.72%	2.43%	2.12%	2.04%
Net Expenses(b)		1.83%	1.85%	1.81%	1.81%
Net Investment Income		2.40%	1.73%	1.29%	0.60%
Portfolio Turnover Rate		59%	17%	157%	48%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

152	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INTERNATIONAL EQUITY FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$12.18	$13.75	$12.26	$10.88
Income (Loss) From Operations:
Net Investment Income(c)		0.18	0.17	0.16	0.11
Net Realized and Unrealized Gain (Loss)		(5.67)	(0.44)	2.08	2.83

Total Income (Loss) From Operations		(5.49)	(0.27)	2.24	2.94

Less Distributions From:
Net Investment Income		(0.15)	(0.13)	(0.12)	(0.18)
Net Realized Gains		(0.30)	(1.17)	(0.63)	(1.38)

Total Distributions		(0.45)	(1.30)	(0.75)	(1.56)

Net Asset Value, End of Period		$ 6.24	$12.18	$13.75	$12.26

Total Return(a)		(44.87)%	(2.39)%	18.89%	29.77%
Net Assets, End of Period (000’s omitted)		$5,691	$11,709	$13,245	$11,887
Ratios to Average Net Assets
Gross Expense		1.69%	1.69%	1.85%	1.79%
Net Expenses(b)		1.37%	1.43%	1.54%	1.48%
Net Investment Income		2.21%	1.25%	1.30%	0.97%
Portfolio Turnover Rate		105%	58%	39%	136%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$11.72	$13.37	$11.96	$10.67
Income (Loss) From Operations:
Net Investment Income(c)		0.12	0.06	0.06	0.01
Net Realized and Unrealized Gain (Loss)		(5.45)	(0.41)	2.02	2.78

Total Income (Loss) From Operations		(5.33)	(0.35)	2.08	2.79

Less Distributions From:
Net Investment Income		(0.10)	(0.13)	(0.04)	(0.12)
Net Realized Gains		(0.30)	(1.17)	(0.63)	(1.38)

Total Distributions		(0.40)	(1.30)	(0.67)	(1.50)

Net Asset Value, End of Period		$ 5.99	$11.72	$13.37	$11.96

Total Return(a)		(45.30)%	(3.15)%	18.01%	28.84%
Net Assets, End of Period (000’s omitted)		$441	$1,095	$1,040	$827
Ratios to Average Net Assets
Gross Expense		2.19%	2.22%	2.38%	2.35%
Net Expenses(b)		2.18%	2.21%	2.29%	2.25%
Net Investment Income		1.43%	0.48%	0.53%	0.12%
Portfolio Turnover Rate		105%	58%	39%	136%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

153	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP GROWTH FUND

CLASS A SHARES	2010	2009		2008		2007		2006
Net Asset Value, Beginning of Period		$ 8.75		$ 9.29		$ 8.30		$ 7.48
Income (Loss) From Operations:
Net Investment Income (Loss)		(0.01	)(c)	0.00	(c)(d)	0.01	(c)	(0.01)
Net Realized and Unrealized Gain (Loss)		(2.93)		(0.27)		0.98		0.84

Total Income (Loss) From Operations		(2.94)		(0.27)		0.99		0.83

Less Distributions From:
Net Investment Income		(0.01)		(0.02)		—		(0.01)
Net Realized Gains		—		(0.25)		—		—
Distributions from capital		—		0.00	(d)	—		—

Total Distributions		(0.01)		(0.27)		—		(0.01)

Net Asset Value, End of Period		$ 5.80		$ 8.75		$ 9.29		$ 8.30

Total Return(a)		(33.56)%		(3.09)%		11.93%		11.05%
Net Assets, End of Period (000’s omitted)		$15,714		$1,858		$1,987		$2,936
Ratios to Average Net Assets
Gross Expense		1.53%		1.63%		1.71%		1.69%
Net Expenses(b)		1.23%		1.31%		1.32%		1.29%
Net Investment Income		(0.16)%		0.05%		0.16%		0.06%
Portfolio Turnover Rate		138%		76%		56%		64%

CLASS B SHARES	2010	2009		2008		2007		2006
Net Asset Value, Beginning of Period		$ 8.18		$ 8.77		$ 7.89		$ 7.16
Income (Loss) From Operations:
Net Investment Income (Loss)		(0.04	)(c)	(0.06	)(c)	(0.05	)(c)	(0.06)
Net Realized and Unrealized Gain (Loss)		(2.74)		(0.27)		0.93		0.79

Total Income (Loss) From Operations		(2.78)		(0.33)		0.88		0.73

Less Distributions From:
Net Investment Income		—		(0.01)		—		—
Net Realized Gains		—		(0.25)		—		—
Distributions from capital		—		0.00	(d)	—		—

Total Distributions		—		(0.26)		—		—

Net Asset Value, End of Period		$ 5.40		$ 8.18		$ 8.77		$ 7.89

Total Return(a)		(33.99)%		(3.91)%		11.15%		10.20%
Net Assets, End of Period (000’s omitted)		$2,508		$964		$1,229		$1,316
Ratios to Average Net Assets
Gross Expense		2.08%		2.13%		2.21%		2.21%
Net Expenses(b)		2.01%		2.05%		2.07%		2.07%
Net Investment Income		(0.68)%		(0.69)%		(0.60)%		(0.71)%
Portfolio Turnover Rate		138%		76%		56%		64%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	154

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP VALUE FUND

CLASS A SHARES	2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period		$11.32	$13.41	$12.44		$10.93
Income (Loss) From Operations:
Net Investment Income		0.19 (c)	0.12 (c)	0.12		0.10
Net Realized and Unrealized Gain (Loss)		(4.30)	(1.35)	1.80		2.29

Total Income (Loss) From Operations		(4.11)	(1.23)	1.92		2.39

Less Distributions From:
Net Investment Income		(0.15)	(0.12)	(0.12)		(0.10)
Net Realized Gains		(0.03)	(0.74)	(0.83)		(0.78)

Total Distributions		(0.18)	(0.86)	(0.95)		(0.88)

Net Asset Value, End of Period		$ 7.03	$11.32	$13.41		$12.44

Total Return(a)		(36.53)%	(9.56)%	16.10%		22.45%
Net Assets, End of Period (000’s omitted)		$5,027	$40,021	$39,023		$34,187
Ratios to Average Net Assets
Gross Expense		1.34%	1.31%	1.21%		1.27%
Net Expenses(b)		0.53%	1.03%	0.93%		0.98%
Net Investment Income		2.30%	0.93%	0.94%		0.86%
Portfolio Turnover Rate		34%	17%	18%		18%

CLASS B SHARES	2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period		$11.15	$13.21	$12.27		$10.80
Income (Loss) From Operations:
Net Investment Income (Loss)		0.06 (c)	0.01 (c)	(0.00	)(d)	0.00 (d)
Net Realized and Unrealized Gain (Loss)		(4.20)	(1.32)	1.78		2.25

Total Income (Loss) From Operations		(4.14)	(1.31)	1.78		2.25

Less Distributions From:
Net Investment Income		(0.03)	(0.01)	(0.01)		—
Net Realized Gains		(0.03)	(0.74)	(0.83)		(0.78)

Total Distributions		(0.06)	(0.75)	(0.84)		(0.78)

Net Asset Value, End of Period		$ 6.95	$11.15	$13.21		$12.27

Total Return(a)		(37.12)%	(10.30)%	15.01%		21.38%
Net Assets, End of Period (000’s omitted)		$840	$1,232	$1,418		$1,229
Ratios to Average Net Assets
Gross Expense		1.87%	1.87%	1.88%		1.92%
Net Expenses(b)		1.85%	1.85%	1.88%		1.92%
Net Investment Income		0.67%	0.11%	(0.01)%		(0.07)%
Portfolio Turnover Rate		34%	17%	18%		18%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.

(Financial Highlights continued next page)

155	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MID CAP GROWTH FUND

CLASS A SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$13.43	$15.05	$16.29	$14.06
Income (Loss) From Operations:
Net Investment Income (Loss)(c)		(0.01)	(0.09)	(0.07)	(0.06)
Net Realized and Unrealized Gain (Loss)		(4.74)	0.74	0.99	4.13

Total Income (Loss) From Operations		(4.75)	0.65	0.92	4.07

Less Distributions From:
Net Investment Income		—	—	—	—
Net Realized Gains		(0.31)	(2.27)	(2.16)	(1.84)

Total Distributions		(0.31)	(2.27)	(2.16)	(1.84)

Net Asset Value, End of Period		$ 8.37	$13.43	$15.05	$16.29

Total Return(a)		(34.75)%	4.48%	6.64%	30.27%
Net Assets, End of Period (000’s omitted)		$19,638	$6,314	$6,930	$7,734
Ratios to Average Net Assets
Gross Expense		1.59%	1.66%	1.64%	1.61%
Net Expenses(b)		1.08%	1.25%	1.29%	1.29%
Net Investment Income		(0.10)%	(0.60)%	(0.51)%	(0.41)%
Portfolio Turnover Rate		90%	58%	75%	79%

CLASS B SHARES	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period		$12.90	$14.65	$16.02	$13.96
Income (Loss) From Operations:
Net Investment Income (Loss)(c)		(0.06)	(0.19)	(0.18)	(0.18)
Net Realized and Unrealized Gain (Loss)		(4.57)	0.71	0.97	4.08

Total Income (Loss) From Operations		(4.63)	0.52	0.79	3.90

Less Distributions From:
Net Investment Income		—	—	—	—
Net Realized Gains		(0.31)	(2.27)	(2.16)	(1.84)

Total Distributions		(0.31)	(2.27)	(2.16)	(1.84)

Net Asset Value, End of Period		$ 7.96	$12.90	$14.65	$16.02

Total Return(a)		(35.26)%	3.67%	5.91%	29.23%
Net Assets, End of Period (000’s omitted)		$1,321	$528	$646	$647
Ratios to Average Net Assets
Gross Expense		2.11%	2.05%	2.13%	2.12%
Net Expenses(b)		1.83%	1.90%	2.04%	2.05%
Net Investment Income		(0.80)%	(1.35)%	(1.26)%	(1.14)%
Portfolio Turnover Rate		90%	58%	75%	79%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	156

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SMALL CAP GROWTH FUND

CLASS A SHARES	2010	2009		2008		2007		2006
Net Asset Value, Beginning of Period		$15.53		$19.40		$21.07		$14.53
Income (Loss) From Operations:
Net Investment Income		(0.06	)(c)	(0.17	)(c)	(0.13	)(c)	(0.05)
Net realized and unrealized gain (loss)		(5.48)		(0.65)		1.59		6.64

Total Income (Loss) From Operations		(5.54)		(0.82)		1.46		6.59

Less Distributions From:
Net Investment Income		—		—		—		—
Net Realized gains		—		(3.05)		(3.13)		(0.05)

Total Distributions		—		(3.05)		(3.13)		(0.05)

Net Asset Value, End of Period		$ 9.99		$15.53		$19.40		$21.07

Total Return(a)		(35.67)%		(5.26)%		8.08%		45.47%
Net Assets, End of Period (000’s omitted)		$29,935		$47,294		$55,406		$59,464
Ratios to Average Net Assets
Gross Expense		1.66%		1.62%		1.61%		1.68%
Net Expenses(b)		1.26%		1.31%		1.31%		1.31%
Net Investment Income		(0.49)%		(0.93)%		(0.68)%		(0.60)%
Portfolio Turnover Rate		865%		600%		452%		534%

CLASS B SHARES	2010	2009		2008		2007		2006
Net Asset Value, Beginning of Period		$14.47		$18.31		$20.20		$14.04
Income (Loss) From Operations:
Net Investment Income		(0.13	)(c)	(0.29	)(c)	(0.26	)(c)	(0.22)
Net realized and unrealized gain (loss)		(5.11)		(0.60)		1.50		6.43

Total Income (Loss) From Operations		(5.24)		(0.89)		1.24		6.21

Less Distributions From:
Net Investment Income		—		—		—		—
Net Realized gains		—		(2.95)		(3.13)		(0.05)

Total Distributions		—		(2.95)		(3.13)		(0.05)

Net Asset Value, End of Period		$ 9.23		$14.47		$18.31		$20.20

Total Return(a)		(36.21)%		(5.96)%		7.27%		44.35%
Net Assets, End of Period (000’s omitted)		$1,808		$2,119		$2,747		$2,940
Ratios to Average Net Assets
Gross Expense		2.20%		2.11%		2.11%		2.19%
Net Expenses(b)		2.06%		2.06%		2.05%		2.05%
Net Investment Income		(1.27)%		(1.68)%		(1.43)%		(1.34)%
Portfolio Turnover Rate		865%		600%		452%		534%

CLASS C SHARES	2010	2009		2008		2007		2006
Net Asset Value, Beginning of Period		$14.93		$18.75		$20.47		$14.12
Income (Loss) From Operations:
Net Investment Income		(0.05	)(c)	(0.15	)(c)	(0.13	)(c)	(0.04)
Net realized and unrealized gain (loss)		(5.27)		(0.63)		1.54		6.44

Total Income (Loss) From Operations		(5.32)		(0.78)		1.41		6.40

Less Distributions From:
Net Investment Income		—		—		—		—
Net Realized gains		—		(3.04)		(3.13)		(0.05)

Total Distributions		—		(3.04)		(3.13)		(0.05)

Net Asset Value, End of Period		$ 9.61		$14.93		$18.75		$20.47

Total Return(a)		(35.63)%		(5.23)%		8.06%		45.44%
Net Assets, End of Period (000’s omitted)		$210		$299		$287		$386
Ratios to Average Net Assets
Gross Expense		2.62%		1.47%		1.39%		1.42%
Net Expenses(b)		1.22%		1.28%		1.31%		1.28%
Net Investment Income		(0.42)%		(0.89)%		(0.68)%		(0.56)%
Portfolio Turnover Rate		865%		600%		452%		534%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	157

Householding Policy

In an effort to reduce the volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address. If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of household mailings, please contact Shareholder Services at 1-800-836-2211, or write to MTB Group of Funds, P.O. Box 44489, Denver, Colorado 80201.

Electronic Delivery

MTB Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1. Go to www.mtbfunds.com and select “Individual Investors”

2. Click the link “Sign up for Electronic Delivery

3. Login to your account or create a new user ID

4. Select E-Delivery Consent from the available options, and

5. Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

*If you hold your account through a financial intermediary, please contact your adviser to request electronic delivery of investor materials.

Investment Advisor and Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street, 17th Floor

Baltimore, MD 21202

www.mtbia.com

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Sub-Advisors to MTB International Equity Fund

Hansberger Global Investors, Inc.

401 East Las Olas Blvd., Suite 1700

Fort Lauderdale, FL 33301

Baring International Investment Limited

155 Bishopsgate

London EC2M 3XY

United Kingdom

LSV Asset Management

One North Wacker Drive, Suite 4000

Chicago, IL 60606

Sub-Advisor to MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East, 16th Floor

Los Angeles, CA 90067

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

MTB GROUP OF FUNDS

100 E. PRATT ST.

(17th FLOOR)

BALTIMORE, MD 21202

www.mtbia.com

MTB-PRO-001-0809	1-800-836-2211 / mtbfunds.com

[Insert MTB Group of Funds logo]

How to Obtain More Information About MTB Group of Funds

A Statement of Additional Information (SAI) dated _________, 2010, is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call 1-800-836-2211. The SAI and the Annual and Semi-Annual Reports are available on the MTB Funds’ website, at www.mtbfunds.com.

Automated price, yield, and performance information—24 hours a day, 7 days a week: Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the MTB Group of Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call (202) 551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or (2) sending an electronic request to publicinfo@sec.gov.

To Obtain More Information:

Phone: Call 1-800-836-2211

Web: www.mtbfunds.com

INSERT PRIVACY POLICY AND NOTICE OF THE FUNDDISTRIBUTION HERE

STATEMENT OF ADDITIONAL INFORMATION CLASS

A SHARES, CLASS A2 SHARES, CLASS B SHARES

CLASS C SHARES, CORPORATE SHARES, INSTITUTIONAL I SHARES

INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB GROUP OF FUNDS

Statement of Additional Information

August 31, 2010

MONEY MARKET FUNDS

MTB Money Market Fund (Money Market Fund)

(Class A-VSMXX, Class A2-VSIXX, Class B-ARBXX, Institutional I Class-AKMXX, Institutional II Class-AKIXX, Class S-VNSXX)

MTB Prime Money Market Fund (Prime Money Market Fund)

(Corporate Class-GVPXX)

MTB New York Tax-Free Money Market Fund (New York Tax-Free Money Market Fund)

(Class A-VNTXX, Institutional I Class-VNIXX)

MTB Pennsylvania Tax-Free Money Market Fund (Pennsylvania Tax-Free Money Market Fund)

(Class A-MPAXX, Institutional I Class-ARPXX, Institutional II Class-ARAXX)

MTB Tax-Free Money Market Fund (Tax-Free Money Market Fund)

(Class A-ATFXX, Institutional I Class-AKXXX, Institutional II Class-AFIXX)

MTB U.S. Government Money Market Fund (U.S. Government Fund)

(Class A-AGAXX, Institutional I Class-AKGXX, Institutional II Class-AIIXX)

MTB U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund)

(Class A-VSTXX, Institutional I Class-AKTXX, Institutional II Class-ARMXX, Class S-VTSXX)

BOND FUNDS

MTB Income Fund (Income Fund)

(Class A-AKIRX, Class B-ARIBX, Institutional I Class-ARKIX)

MTB Intermediate-Term Bond Fund (Intermediate-Term Bond Fund)

(Class A-GVITX, Class B-IFIBX, Class C-MIBCX, Institutional I Class-ARIFX)

MTB Maryland Municipal Bond Fund (Maryland Municipal Bond Fund)

(Class A-ARMRX, Class B-AMTBX, Institutional I Class-ARMTX)

MTB New York Municipal Bond Fund (New York Municipal Bond Fund)

(Class A-VNYFX, Class B-VNYBX, Institutional I Class-VNYIX)

MTB Pennsylvania Municipal Bond Fund (Pennsylvania Municipal Bond Fund)

(Class A-APARX, Class B-APTBX, Institutional I Class-MVPMX)

MTB Short Duration Government Bond Fund (Short Duration Government Bond Fund)

(Class A-ASTTX, Class B-MSDGX, Class C-MGBCX, Institutional I Class-GVLDX)

MTB Short-Term Corporate Bond Fund (Short-Term Corporate Bond Fund)

(Class A-MVSAX, Class B-MVSBX, Class C-MSBCX, Institutional I Class-MVSTX)

MTB U.S. Government Bond Fund (U.S. Government Bond Fund)

(Class A-VUGVX, Class B-AUSBX, Institutional I Class-MVIGX)

MTB Virginia Municipal Bond Fund (Virginia Municipal Bond Fund)

(Class A-RSXIX)

STRATEGIC ALLOCATION FUND

MTB Strategic Allocation Fund* (Strategic Allocation Fund)

(Class A-ARBAX, Class B-ABLDX, Institutional I Class-ARGIX)

EQUITY FUNDS

MTB International Equity Fund (International Equity Fund)

(Class A-GVIEX, Class B-VIEFX, Institutional I Class-MVIEX)

MTB Large Cap Growth Fund (Large Cap Growth Fund)

(Class A-VLCPX, Class B-VLGRX, Institutional I Class-MLGIX)

MTB Large Cap Value Fund (Large Cap Value Fund)

(Class A-VEINX, Class B-VLCVX, Institutional I Class-MLCVX)

MTB Mid Cap Growth Fund (Mid Cap Growth Fund)

(Class A-AMCRX, Class B-MCEBX, Institutional I Class-ARMEX)

MTB Small Cap Growth Fund (Small Cap Growth Fund)

(Class A-ARPAX, Class B-ASEBX, Class C-ARPCX, Institutional I Class - ARPEX)

*	Effective January 13, 2010, the Fund’s name was changed from MTB Balanced Fund to MTB Strategic Allocation Fund.

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Funds dated August 31, 2010.

This SAI incorporates by reference the MTB Group of Funds (Trust) annual and semi-annual reports. Obtain the prospectuses, annual or semi-annual report without charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368.

Cusip 55376V861		Cusip 55376V846		Cusip 55376T379
Cusip 55376V804		Cusip 55376V838		Cusip 55376T478
Cusip 55376V200	Cusip 55376T106	Cusip 55376V887		Cusip 55376T510
Cusip 55376T460	Cusip 55376T205	Cusip 55376V879		Cusip 55376T114
Cusip 55376T452		Cusip 55376T262		Cusip 55376T148
Cusip 55376T338		Cusip 55376T254		Cusip 55376T775
Cusip 55376T270	Cusip 55376T684	Cusip 55376V309		Cusip 55376V796
Cusip 55376T247	Cusip 55376T676	Cusip 55376V408
Cusip 55376T239		Cusip 55376T445
Cusip 55376T213		Cusip 55376T437
Cusip 55376T197		Cusip 55376T429
Cusip 55376V507		Cusip 55376T411
Cusip 55376V606	Cusip 55376T767	Cusip 55376T841
Cusip 55376T361	Cusip 55376T759	Cusip 55376T320
Cusip 55376T353		Cusip 55376T221
Cusip 55376T312		Cusip 55376V705
Cusip 55376T296		Cusip 55376T346
Cusip 55376T569		Cusip 55376T288
Cusip 55376T551	Cusip 55376T536	Cusip 55376T544
Cusip 55376T833	Cusip 55376T528	Cusip 55376T189
Cusip 55376T825		Cusip 55376T858
Cusip 55376T874		Cusip 55376T817
Cusip 55376T866	Cusip 55376T171	Cusip 55376T304
	Cusip 55376T163	Cusip 55376T601
	Cusip 55376T155	Cusip 55376T668
	Cusip 55376T791	Cusip 55376T882
	Cusip 55376T783	Cusip 55376T692
Cusip 55376V796	Cusip 55376V853	Cusip 55376T742
28527 (8/10)			MTB-SAI-005-0810

2

HOW ARE THE FUNDS ORGANIZED?

Each Fund covered by this SAI is a diversified portfolio of the Trust, a Delaware statutory trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Virginia Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, which are non-diversified portfolios of the Trust. The Trust is an open-end management investment company. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the Corporation) that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. On January 8, 2001, certain of the Funds were created in connection with the reorganization of the Governor Funds. The Trust changed its name from VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK Funds on August 15 and 22, 2003, and Virginia Municipal Bond Fund was created in connection with the reorganization of FBR Virginia Tax-Free Portfolio on February 24, 2006. These Funds are accounting survivors of corresponding portfolios of the Governor Funds, the ARK Funds and the FBR Fund, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of Governor Funds, the ARK Funds and the FBR Fund. The Trust may offer separate series of Shares representing interests in separate portfolios of securities.

Through an internal reorganization, the Funds’ investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (M&T Bank) to MTB Investment Advisors, Inc. (MTBIA or the Advisor), a subsidiary of M&T Bank, on August 15, 2003. The Variable Annuity Fund is offered in a separate prospectus and SAI.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund’s investment goal. Following is a table that indicates which types of securities are a:

P	=	Principal investment of a Fund;
A	=	Acceptable (but not principal) investment of a Fund; or
N	=	Not an acceptable investment of a Fund.

3

MONEY MARKET FUNDS

	Money Market Fund	Prime Money Market Fund	New York Tax- Free Money Market Fund	Pennsylvania Tax- Free Money Market Fund	Tax-Free Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund
Fixed Income Securities	P	P	P	P	P	P	P
Treasury Securities	A	P	A	A	A	P	P
Agency Securities	P	A	A	A	A	P	N
Corporate Debt Securities	P	P	N	N	A	A	N
Commercial Paper	P	P	A	A	A	A	N
Demand Instruments	A	A	A	A	A	A	N
Taxable Municipal Securities	A	A	A	A	A	A	A
Mortgage Backed Securities	N	A	N	N	N	N	N
Asset Backed Securities	N	A	N	N	N	N	N
Zero Coupon Securities	N	A	N	N	A	N	N
Bank Instruments	A	A	N	N	A	A	N
Credit Enhancement	A	N	A	A	A	A	N
Tax Exempt Securities	N	A	P	P	P	N	N
General Obligation Bonds	N	N	P	P	P	A	N
Special Revenue Bonds	N	N	P	P	P	A	N
Tax Increment Financing Bonds	N	N	P	P	P	A	N
Variable Rate Demand Instruments	A	A	A	A	P	A	N
Municipal Securities	A	A	A	A	A	A	A
Municipal Notes	N	N	P	P	P	A	N
Municipal Leases	N	N	N	N	N	A	A
Foreign Securities	A	A	A	A	N	N	N
Derivative Contracts	N	N	N	N	N	N	N
Futures Contracts	N	N	N	N	N	N	N
Options	N	N	N	N	N	N	N
Special Transactions	A	P	A	A	A	P	P
Repurchase Agreements	A	P	A	A	A	P	P
Reverse Repurchase Agreements	A	A	N	N	N	A	A
Delayed Delivery Transactions	A	A	A	A	A	A	A
Securities Lending	A	A	A	A	A	A	A
Asset Segregation	A	A	A	A	A	A	A

4

	Money Market Fund	Prime Money Market Fund	New York Tax- Free Money Market Fund	Pennsylvania Tax- Free Money Market Fund	Tax-Free Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund
Investing in Securities of Other Investment Companies	A	A	A	A	A	A	A

BOND FUNDS

	Income Fund	Intermediate- Term Bond Fund	Maryland Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	Virginia Municipal Bond Fund
Fixed Income Securities	P	P	P	P	P	P	P	P	P
Treasury Securities	P	P	A	A	A	P	P	P	A
Agency Securities	P	P	A	A	A	P	P	P	A
Corporate Debt Securities	P	P	A	A	A	A	P	A	A
Commercial Paper	A	A	A	A	A	A	A	A	A
Demand Instruments	A	A	A	A	A	A	A	A	A
Taxable Municipal Securities	A	A	A	A	A	A	A	A	A
Mortgage Backed Securities	P	P	N	N	N	P	P	P	N
Asset Backed Securities	P	P	N	N	N	A	P	A	N
Zero Coupon Securities	A	A	A	A	A	A	A	A	A
Bank Instruments	A	A	N	N	N	A	A	A	N
Credit Enhancement	A	A	A	A	A	N	A	N	A
Tax Exempt Securities	A	A	P	P	P	N	A	N	P
General Obligation Bonds	A	A	P	P	P	N	A	N	P
Special Revenue Bonds	A	A	P	P	P	N	A	N	P
Tax Increment Financing Bonds	A	A	P	P	P	N	A	N	P
Variable Rate Demand Instruments	A	A	P	P	P	A	A	A	P
Municipal Securities	A	A	P	P	P	A	A	A	P
Municipal Notes	A	A	P	P	P	N	A	N	P
Municipal Leases	A	A	P	P	P	A	A	A	P
Foreign Securities	A	A	A	A	A	N	A	N	A
Derivative Contracts	A	A	A	A	A	A	A	A	A
Futures Contracts	A	A	A	A	A	A	A	A	A
Options	A	A	A	A	A	A	A	A	A
Swap Contracts – Credit Default Swaps	P	P	A	A	A	A	P	A	A
Special Transactions	A	A	A	A	A	A	A	A	A
Repurchase Agreements	A	A	A	A	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A	A	A	A	A
Delayed Delivery Transactions	A	A	A	A	A	A	A	A	A
Securities Lending	A	A	A	A	A	A	A	A	A
Asset Segregation	A	A	A	A	A	A	A	A	A
Investing in Securities of Other Investment Companies	A	A	A	A	A	A	A	A	A
Non-Investment Grade Securities	A	A	A	A	A	A	A	A	A

5

STRATEGIC ALLOCATION FUND

Strategic Allocation Fund
Equity Securities	P
Common Stocks	P
Preferred Stocks	P
Interests in Other Limited Liability Companies	A
Real Estate Investment Trusts	A
Warrants	A
Fixed Income Securities	P
Treasury Securities	P
Agency Securities	P
Corporate Debt Securities	P
Commercial Paper	A
Demand Instruments	A
Mortgage Backed Securities	P
Asset Backed Securities	A
Zero Coupon Securities	A
Bank Instruments	A
Convertible Securities	A
Foreign Securities	P
Derivative Contracts	A
Futures Contracts	A
Options	A
Special Transactions	A
Repurchase Agreements	A
Reverse Repurchase Agreements	A
Delayed Delivery Transactions	A
Securities Lending	A
Asset Segregation	A
Investing in Securities of Other Investment Companies	A

6

EQUITY FUNDS

	International Equity Fund	Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Equity Securities	P	P	P	P	P
Common Stocks	P	P	P	P	P
Preferred Stocks	P	P	P	P	P
Interests in Other Limited Liability Companies	A	A	A	A	A
Real Estate Investment Trusts	N	A	A	A	A
Warrants	A	A	A	A	A
Fixed Income Securities	A	A	A	A	A
Treasury Securities	A	A	A	A	A
Agency Securities	A	A	A	A	A
Corporate Debt Securities	A	A	A	A	A
Commercial Paper	A	A	A	A	A
Demand Instruments	A	A	A	A	A
Mortgage Backed Securities	A	A	A	A	A
Asset Backed Securities	A	A	A	A	A
Zero Coupon Securities	A	A	A	A	A
Bank Instruments	A	A	A	A	A
Convertible Securities	P	P	P	A	A
Foreign Securities	P	A	P	A	P
Depositary Receipts	P	P	P	P	A
Derivative Contracts	P	A	A	A	P
Futures Contracts	P	A	A	A	A
Options	A	A	A	A	A
Special Transactions	A	A	A	A	A
Repurchase Agreements	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A
Delayed Delivery Transactions	A	A	A	A	A
Securities Lending	A	A	A	A	A
Asset Segregation	A	A	A	A	A
Short Sales	N	P	A	P	P
Investing in Securities of Other Investment Companies	P	P	P	A	A
Exchange-Traded Funds	A	A	A	A	A

7

SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which a Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Warrants

Warrants give a Fund the option to buy the issuer’s equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

8

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Trust Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Taxable Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

9

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

10

However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Municipal Securities

Municipal Securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

11

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

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A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund’s exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

The Funds may buy/sell financial futures contracts. International Fund, and Large Cap Value Fund may also buy/sell stock index futures contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.
The Funds may:

•	Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

•	Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Swap Contracts

A swap contract (also known as a swap) is a type of derivative contract in which two parties (each, a Counterparty) agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets (Reference Instruments). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, a Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

Credit Default Swaps

A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the Protection Buyer) agrees to make payments over the term of the CDS to the other party (the Protection Seller), provided that no designated event of default, restructuring or other credit related event (each a Credit Event) occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the Reference Obligation). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the Deliverable Obligation). The Counterparties agree to the

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characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. A Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.

INVESTMENT RATINGS FOR THE MONEY MARKET FUND AND PRIME MONEY MARKET FUND ONLY

The highest rating category of a nationally recognized rating statistical rating organization (NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated A-1+ or A-1 by Standard & Poor’s (S&P), Prime-1 by Moody’s Investors Service (Moody’s), F-1+ or F-1 by Fitch Ratings (Fitch) or R-1 (high), R-1 (middle) or R-1 (low) by Dominion Bond Rating Service (DBRS) are all considered rating in the highest short-term rating category. The Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See “Regulatory Compliance.”

If a security is downgraded below the minimum quality grade discussed in a Fund’s investment strategy, the Advisor or Sub-advisor will re-evaluate the security, but will not be required to sell it.

INVESTMENT RATINGS FOR ALL OTHER MTB MONEY MARKET FUNDS

A nationally recognized rating service’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by S&P, MIG-1 or MIG-2 by Moody’s, or F-1+, F-1, or F-2 by Fitch are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See “Regulatory Compliance.”

If a security is downgraded below the minimum quality grade discussed in a Fund’s investment strategy, the Advisor or Sub-advisor will re-evaluate the security, but will not be required to sell it.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

The Funds’ custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Advisor or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which a fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which a fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Securities Lending

The Funds may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Segregation (Bond Funds, Strategic Allocation Fund and Equity Funds)

In accordance with the Securities and Exchange Commission (SEC) and SEC staff positions regarding the interpretation of the Investment Company Act of 1940 (1940 Act), with respect to derivatives that create a future payment obligation of a Fund, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund’s daily marked-to-market (net) obligations, if any (i.e., the Fund’s daily net liability, if any), rather than the notional value.

The Funds will employ another approach to segregating assets to cover options that it sells. If a Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If a Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Funds’ asset segregation approach for swap agreements varies among different types of swaps. For example, if a Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if a Fund enters into a credit default swap as the Protection Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, a Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund’s current obligation (or rights) under this type of swap will equal only the net amount to be paid or received based on the relative values of the positions held by each counterparty to the swap (the net amount). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

A Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if a Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See “Risk

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Factors” in the prospectus. Unless a Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Funds reserves the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, a Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund’s obligations.

With respect to short sales transactions, the Funds will set aside cash or readily marketable securities in an amount equal to the greater of (i) the market value of the securities sold short; and (ii) the market price at which the short position was established, in each case less any margin on deposit.

Asset Segregation (Money Market Funds)

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Short Sales

A Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that a fund does not own (or will borrow for delivery), because the fund believes the stock will decline in price or the fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the fund will incur a loss. When the fund sells short, it borrows the stock from a broker “on margin,” and must pay interest to the broker on the margin amount until the stock is replaced by the fund. In no event will a Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by a Fund is limited to the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of the issuer. A Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.

Investing in Securities of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

Exchange-Traded Funds

The Funds may also invest in exchange-traded funds (ETFs) in order to implement their investment strategies. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Non-Investment Grade Securities

Commonly referred to as “junk bonds,” these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody’s and Standard & Poor’s, or are unrated securities that the Fund’s Advisor believes to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds’ principal risks are described in the prospectus. Additional risk factors are outlined below and correspond to the risk factors identified in the prospectuses.

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SECURITY	RISK TYPE
Fixed Income Securities	Interest Rate Risk Credit Risks Call Risks Prepayment Risks Risks Associated with Non-investment Grade Securities

Mortgage Backed Securities	Risks Associated with Complex CMOs Prepayment Risks Liquidity Risks

Equity Securities

Stock Market Risks

Sector Risks

Liquidity Risks

Risks Related to Investing for Growth

Risks Related to Investing for Value

Risks Related to Company Size

Tracking Error Risks

Close Out Risks

Risks of Investing in Emerging Market Countries

Convertible Securities

Foreign Securities	Currency Risks Risks of Foreign Investing Risks of Investing in Emerging Market Countries Euro Risks

Derivative Contracts	Leverage Risks

Tax Exempt Securities	Tax Risks Risks Associated with Investing in a Single State Risks of Non-Diversification

Special Transactions

Investing in Securities of Other Investment Companies

Exchange-Traded Funds

Stock Market Risks

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Advisor allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

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Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund or the Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Risks of Investing in Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed countries.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Leverage Risks

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund and Virginia Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Risks Associated with Non-Investment Grade Securities

The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Risks Associated with Investing in a Single State

A fund that invests primarily in securities issued by a single state provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenue; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. In addition, changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. For a better understanding of these risks, please see the state-specific risk factors below.

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Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that a Fund closes out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

New York Investment Risks

New York Municipal Bond Fund emphasizes investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund’s portfolio. The ability of this Fund to achieve its investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund emphasizes investments in Pennsylvania and is more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Virginia Investment Risks

Virginia Municipal Bond Fund emphasizes investments in Virginia and is more subject to events that may adversely affect Virginia issuers.

Since the Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to Fund that invest in multiple states. Virginia’s credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy. Virginia’s economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.

Tracking Error Risk

Factors such as Fund expenses, imperfect correlation between a Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

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Asset Allocation Risks

The Strategic Allocation Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

FUNDAMENTAL INVESTMENT GOALS

The International Equity Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

The Small Cap Growth Fund seeks to provide long term capital appreciation.

The Mid Cap Growth Fund seeks to provide long term capital appreciation.

The Large Cap Growth Fund seeks to provide long term capital appreciation.

The Large Cap Value Fund seeks to provide long term capital appreciation and secondarily, current income.

The Strategic Allocation Fund seeks to provide total return.

The Intermediate-Term Bond Fund seeks to provide current income and secondarily, capital growth.

The Income Fund seeks to provide current income and secondarily, capital growth.

The Short-Term Corporate Bond Fund seeks to provide current income.

The Maryland Municipal Bond Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

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The Pennsylvania Municipal Bond Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.

The New York Municipal Bond Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

The Virginia Municipal Bond Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.

The U.S. Government Bond Fund seeks to provide current income and secondarily, capital appreciation.

The Short Duration Government Bond Fund seeks to provide current income and secondarily, preservation of capital.

The Pennsylvania Tax-Free Money Market Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.

The New York Tax-Free Money Market Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.

The Prime Money Market Fund seeks to provide current income while maintaining liquidity and stability of principal.

The Money Market Fund seeks to provide current income while maintaining liquidity and stability of principal.

The Tax-Free Money Market Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

The U.S. Government Money Market Fund seeks to provide current income while maintaining liquidity and stability of principal.

The U.S. Treasury Money Market Fund seeks to provide current income while maintaining liquidity and stability of principal.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: International Equity Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Large Cap Value Fund, Intermediate-Term Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

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INVESTMENT LIMITATIONS – U.S. TREASURY MONEY MARKET FUND, MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, U.S. GOVERNMENT BOND FUND, NEW YORK MUNICIPAL BOND FUND, LARGE CAP VALUE FUND AND LARGE CAP GROWTH FUND

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment goal by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money

Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification – all Funds except New York Municipal Bond Fund

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations

The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the “vote of a majority of the Fund’s outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

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New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money

As an operating (non-fundamental) policy, the New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Illiquid Securities

A Fund may not purchase or acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Dealing in Puts and Calls

The New York Tax-Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control

The New York Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money

The U.S. Treasury Money Market Fund, Money Market Fund, New York Tax-Free Money Market Fund U.S. Government Bond Fund, New York Municipal Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund, will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The Funds do not anticipate entering into reverse repurchase agreements in excess of 5% of their net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Investing in Other Investment Companies

The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds’ investment advisor, and ETFs.

In applying the Funds’ concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds’ total assets in any one industry will constitute “concentration.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS – ALL OTHER FUNDS (EXCEPT PRIME MONEY MARKET FUND)

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Code for each Fund except Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds, the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

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The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund’s total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund’s total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”;

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund – collectively, the Money Market Funds) of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund’s assets in excess of one-third of such Fund’s total assets.

4. The International Equity Fund and the Money Market Funds may not engage in any short sales. Each Fund other than the International Equity Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund’s total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund’s investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

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INVESTMENT LIMITATIONS – PRIME MONEY MARKET FUND

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

The Prime Money Market Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) there is no limitation with respect to domestic bank certificates of deposit or bankers’ acceptances, and repurchase agreements secured by bank instruments; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits the Fund to borrow up to one-third the value of its total assets at the time of such borrowing.) So long as the Fund’s borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund’s total assets, the Fund will not acquire any portfolio securities.

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

5. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”;

6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

7. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund.

1. The Prime Money Market Fund may not purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

2. The Prime Money Market Fund may not mortgage or hypothecate the Fund’s assets in excess of one-third of such Fund’s total assets.

3. The Prime Money Market Fund may not engage in any short sales.

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4. The Prime Money Market Fund will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, except for 25% of the value of their total assets which may be invested in First Tier Securities of any one issuer for a period of up to three business days, in order to comply with Securities and Exchange Commission regulations relating to money market funds.

5. The Prime Money Market Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the fiscal years ended April 30, 2010 and 2009, the portfolio turnover rates for each of the following Funds were as follows:

Fund	2009	2010
International Equity Fund+*	105%
Small Cap Growth Fund+*	865%
Mid Cap Growth Fund+	90%
Large Cap Growth Fund+*	138%
Large Cap Value Fund	34%
Strategic Allocation Fund+	59%
Intermediate-Term Bond Fund*+	191%
Income Fund+	93%
Short-Term Corporate Bond Fund+	94%
Maryland Municipal Bond Fund	6%
Pennsylvania Municipal Bond Fund	21%
New York Municipal Bond Fund	102%
Virginia Municipal Bond Fund	7%
Short Duration Government Bond Fund**+	84%
U.S. Government Bond Fund +	35%

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+	These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which may adversely impact performance. For the Small Cap Growth Fund, portfolio turnover is higher because successful companies generally are sold when they exceed the capitalization range and other companies are sold due to market volatility and rapidly changing expectations common among smaller companies.

*	The variation in each Fund’s portfolio turnover rate from 2009 to 2010 was due to the Fund’s investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

**	The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund’s shareholders.

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund’s portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

BOND, STRATEGIC ALLOCATION AND EQUITY FUNDS

Market values of the Bond, Strategic Allocation and Equity Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•

for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m.

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Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds’ Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Equity, Strategic Allocation and Bond Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor’s Contract with the Fund, the Distributor (ALPS Distributors, Inc.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.

ADVANCE COMMISSIONS

When an investment professional’s customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

Equity and Strategic Allocation Funds (excluding Large Cap Value Fund)

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	1.00%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Bond Funds (excluding Short Duration Government Bond Fund and Short-Term Corporate Bond Fund)

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	0.75%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$250,000 - $2,999,999.99	0.75%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

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RULE 12B-1 PLANS (CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS C SHARES, CLASS S SHARES, CORPORATE SHARES AND INSTITUTIONAL II SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares, and to provide distribution related and/or recordkeeping and administrative services for Fund shareholders. The Plan is also designed to cover other costs incurred in implementing and operating the Plan. In the case of the Rule 12b-1 Plan for Class B and Class C Shares, it is also designed to pay third parties for financing advanced commissions to brokers. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with financial intermediaries, such as brokers and dealers, relating to distribution and/or marketing services with respect to the Class A, (except for Money Market Fund, Treasury Money Market Fund and New York Tax-Free Money Market Fund, whose Class A Shares do not have a Rule 12b-1 Plan) Class A2, Class B, Class C, Class S, Corporate and Institutional II Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisors) to provide distribution related and other services with respect to the Class A, Class A2, Class B, Class C, Class S, Corporate and Institutional II Shares. The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds’ service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds’ average daily net assets for Class A, A2 Shares, Class S Shares, Corporate Shares and Institutional II Shares, and 0.75% of the Fund’s average daily net assets of Class B and Class C Shares.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B and Class C Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

Class C Shares

In most cases, investment professionals that sell Class C Shares are entitled to receive a 1.00% 12b-1 fee on assets in the 13th month after the sale.

SHAREHOLDER SERVICES PLANS (CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS C SHARES, CLASS S SHARES, CORPORATE SHARES, AND INSTITUTIONAL I SHARES)

The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

Class B Shares

In most cases, investment professionals that sell Class B Shares are entitled to receive a 0.25% shareholder services fee on assets in the 13th month after the sale.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor and the Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (FINRA) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor and the Advisor and its affiliates (but not out of Fund assets).

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Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments, subject to applicable limits, if any, will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries’ mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

UNDERWRITING COMMISSIONS

The following chart reflects the total front-end sales charges paid in connection with the sale of Class A Shares of the Funds and the amount retained by the Distributor for the last three fiscal years ended April 30, 2010, April 30, 2009 and April 30, 2008:

	2010		2009		2008
	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained
MTB Strategic Allocation Fund Class A	$	$	$4,894	$0	$13,177	$9,448

MTB International Equity Fund Class A	$	$	$4,306	$0	$16,866	$12,799

MTB Income Fund Class A	$	$	$2,288	$0	$2,773	$1,155

MTB Intermediate-Term Bond Fund Class A	$	$	$17,950	$0	$394	$287

MTB Large Cap Growth Fund Class A	$	$	$3,116	$0	$4,563	$1,449

MTB Large Cap Value Fund Class A	$	$	$3,846	$0	$11,755	$3,927

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MTB Mid Cap Growth Fund Class A	$	$	$7,586	$0	$6,500	$4,484

MTB Maryland Municipal Bond Fund Class A	$	$	$20,409	$0	$38,641	$19,967

MTB New York Municipal Bond Fund Class A	$	$	$44,798	$0	$140,760	$42,977

MTB Pennsylvania Municipal Bond Fund Class A	$	$	$6,777	$0	$4,049	$2,819

MTB Small Cap Growth Fund Class A	$	$	$30,972	$0	$37,082	$19,225

MTB Short-Term Corporate Bond Fund Class A	$	$	$3,785	$0	—	—

MTB Short Duration Government Bond Fund Class A	$	$	$10,124	$0	$816	—

MTB U.S. Government Bond Fund Class A	$	$	$8,244	$0	$10,073	$5,939

MTB Virginia Municipal Bond Fund Class A	$	$	$40	$0	$7,735	$7,583

*	Prior to November 17, 2007, Edgewood Services, Inc. was the Funds’ Distributor. As such, Edgewood Services, Inc. retained certain Class A sales charges.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUB-ACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent’s sub-accounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of sub-accounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Funds’ Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds’ Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

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ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of August 1, 2010, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:

Fund Name	Acct Name	Address	% Owned of Class
Strategic Allocation Fund Institutional I Shares	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
	MG TRUST COMPANY CUST.	700 17th St, Ste 300, Denver, CO 80202%
	MG TRUST COMPANY CUST.	700 17th St, Ste 300, Denver, CO 80202%
	MG TRUST COMPANY CUST.	700 17th St, Ste 300, Denver, CO 80202%
Money Market Fund Class A Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
US Treasury Money Market Fund Class A Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
New York Tax-Free Money Market Fund Class A Shares	TOWER PRODUCTS INC	812 Kings Highway, PO Box 397, Saugerties, NY 12477%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Money Market Fund Class S Shares	OAKWOOD FRIENDS SCHOOL	22 Spackenkill Rd, Poughkeepsie, NY 12601%
	WESTFALL SURGERY CENTER LLP	1065 Senator Keating Blvd, Rochester, NY 14618%
US Treasury Money Market Fund Class S Shares	MEDICAL SERVICE GROUP	155 Elizabeth Blackwell St, 209 CAB, Syracuse, NY 13210%
	PRES SERVICES LLC	2430 N. Forest Rd, Ste 106, Getzville, NY 14068%
Short Duration Government Bond Institutional I Shares	CHURCH OF ST RAYMOND	PO Box 2052, Jersey City, NJ 07303%
	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
International Equity Fund Class A Shares	SUBRAMONIAN SHANKAR	5990 Neeley Ct., Norcorss, GA 30092%
Income Fund Class A Shares	SUBRAMONIAN SHANKAR	5990 Neeley Ct., Norcorss, GA 30092%
	NATIONWIDE TRUST CO FSB	PO Box 182029, Columbus, OH 43218%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Prime Money Market Fund Corporate Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
	T ROWE PRICE RETIREMENT PLAN	4515 Painters Mill Rd, Owings Mills, MD 21117%
Income Fund Institutional I Shares	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
Intermediate-Term Bond Fund - Class A Shares	KRISTEN R WARD	116 Elm St, Hollidaysburg, PA 16648%
	NATIONWIDE TRUST CO FSB	Nationwide Trust Co, PO Box 182029, Columbus, OH 43218%
Intermediate-Term Bond Fund Class B Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Intermediate-Term Bond Fund Class C Shares		%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Money Market Fund Class A2 Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Intermediate-Term Bond Fund Institutional I Shares	T ROWE PRICE RETIREMENT PLAN	4515 Painters Mill Rd, Owings Mills, MD 21117%
	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
New York Municipal Bond Fund Class A Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
International Equity Fund Institutional I Shares	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%

Large Cap Growth Fund Institutional I Shares	T ROWE PRICE RETIREMENT PLAN	4515 Painters Mill Rd, Owings Mills, MD 21117%

	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
Large Cap Value Fund Institutional I Shares	T ROWE PRICE RETIREMENT PLAN	4515 Painters Mill Rd, Owings Mills, MD 21117%
	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
Maryland Municipal Bond Fund Class A Shares	JOHN G BALLENGER	56 Ocean Dr, Rehoboth Beach, DE 19971%
	CHARLES SCHWAB	101 Montgomery St, Mutual Fund Dept, San Francisco, CA 94104%
Maryland Municipal Bond Fund Class B Shares	PERSHING LLC	PO Box 2052, Jersey City, NJ 07303%
	RBC CAPITAL MARKETS CORP FBO FLORENCE A BUCHAL TRUST	RBC Capital Markets Corp FBO Florence A Buchal Trust, 111 Woodwind Rd., Baltimore, MD 21228%
	MARY MAXWELL FORSYTH SCHARF	16436 Winding River Dr, Milton, DE 19968%
	AMERIPRISE FINANCIAL SERVICES	The Dime Building, 719 Griswold St, Ste 1700, Detriot, MI 48226%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Maryland Municipal Bond Fund Institutional I Shares	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%

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Fund Name	Acct Name	Address	% Owned of Class
Mid Cap Growth Fund Institutional I Shares	T ROWE PRICE RETIREMENT PLAN	4515 Painters Mill Rd, Owings Mills, MD 21117%
	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
Money Market Fund Class B Shares	TENNYSON ASSOCIATES INC	5165 Lexor Ln, Clarence, NY 14031%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Money Market Fund Institutional I Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
Money Market Fund Institutional II Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
New York Municipal Bond Class B Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
New York Municipal Bond Institutional I Shares	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
New York Tax-Free Money Market Institutional I Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Pennsylvania Municipal Bond Class A Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Pennsylvania Municipal Bond Class B Shares	MERRILL LYNCH PIERCE FENNER & SMITH	4800 Deer Lake Dr E, 3rd Floor, Jacksonville, FL 32246%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Pennsylvania Municipal Bond Institutional I Shares	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
Pennsylvania Tax-Free Money Market Class A Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Pennsylvania Tax-Free Money Market Institutional II Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
Pennsylvania Tax-Free Money Market Fund Institutional I Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
Short-Term Corporate Bond Class A Shares	UNIREC INC PSP	PO Box 2052, Jersey City, NJ 07303%
	THE DEBORAH F GESNER	PO Box 2052, Jersey City, NJ 07303%
Short-Term Corporate Bond Class B Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Short-Term Corporate Bond Class C Shares		%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Short-Term Corporate Bond Fund Institutional I Shares	CHURCH OF ST RAYMOND	PO Box 2052, Jersey City, NJ 07303%
	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
Short Duration Government Bond Fund Class A Shares	PURCELL CONSTRUCTION	PO Box 2052, Jersey City, NJ 07303%
	NATIONWIDE TRUST CO FSB	PO Box 182029, Columbus, OH 43218%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Short Duration Government Bond Fund Class B Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Short Duration Government Bond Fund Class C Shares		%
Small Cap Growth Fund Class C Shares	MERRILL LYNCH PIERCE FENNER & SMITH	4800 Deer Lake Dr E, 3rd Floor, Jacksonville, FL 32246%
	SEP FBO RENEE J GRAE	PO Box 2052, Jersey City, NJ 07304%
	SEP FBO KIRK M GRAEN	PO Box 2052, Jersey City, NJ 07304%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	CITIGROUP GLOBAL MARKETS INC.	333 W 34th St, 3rd Fl, New York, NY 10001%
Small Cap Growth Fund Institutional I Shares	T ROWE PRICE RETIREMENT PLAN	4515 Painters Mill Rd, Owings Mills, MD 21117%
	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
Tax-Free Money Market Fund Class A Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
Tax-Free Money Market Fund Institutional I Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
Tax-Free Money Market Fund Institutional II Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
US Government Bond Fund Institutional I Shares	T ROWE PRICE RETIREMENT PLAN	4515 Painters Mill Rd, Owings Mills, MD 21117%
	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%

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Fund Name	Acct Name	Address	% Owned of Class
US Government Bond Fund Class B Shares	AMERITRADE INC FBO 7869648291	PO Box 2226, Omaha, NE 68103%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
	PERSHING	PO Box 2052, Jersey City, NJ 07303%
US Government Money Market Fund Class A Shares	PERSHING	PO Box 2052, Jersey City, NJ 07303%
US Government Money Market Fund Institutional I Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
US Government Money Market Fund Institutional II Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
US Treasury Money Market Fund Institutional I Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
US Treasury Money Market Fund Institutional II Shares	MANUFACTURERS & TRADERS	TICE & Co, PO Box 1377, Buffalo, NY 14240%
Virginia Municipal Bond Fund Class A Shares	SEI PRIVATE TRUST CO	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%
	SEI PRIVATE	C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456%

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Shareholder	Fund and % Owned
Pershing, PO Box 2052, Jersey City, NJ 07303	New York Tax-Free Money Market Fund - 26.50%

Manufacturers & Traders, TICE & Co, PO Box 1377, Buffalo, NY 14240	Prime Money Market Fund Corporate Shares - 70.26%, Money Market Fund Institutional I Shares - 29.24%, New York Tax-Free Money Market Fund Institutional I Shares - 50.53%, Pennsylvania Tax-Free Money Market Fund Institutional I Shares - 72.27%, Tax-Free Money Market Fund Institutional I Shares - 65.12%, US Government Money Market Fund Institutional I Shares - 35.88%, US Government Money Market Fund Institutional II Shares - 62.22%, US Treasury Money Market Fund Institutional II Shares - 63.58%

T Rowe Price, 4515 Painters Mill Rd, Owings Mills, MD 21117	Mid Cap Growth Fund Institutional I Shares - 31.12%, US Government Bond Fund Institutional I Shares - 37.58%

SEI Private Trust Co, C/O M&T Bank, One Freedom Valley Dr, Oaks, PA 19456	International Equity Fund Institutional I Shares - 62.34%, Large Cap Value Fund Institutional I Shares - 39.8%

Short Duration Government Bond Fund - 79.43%

Income Fund - 56.57%

Intermediate-Term Bond Fund - 77.34%

Large Cap Growth Fund - 33.19%

Maryland Municipal Bond Fund - 61.83%

Mid Cap Growth Fund - 30.63%

New York Municipal Bond Fund - 44.77%

Pennsylvania Municipal Bond Fund - 87.18%

Short-Term Corporate Bond Fund - 55.41%

Small Cap Growth Fund - 45.17%

US Government Bond Fund - 49.49%

US Treasury Money Market Fund - 25.19%

Disclosures

Pershing

Pershing LLC is a single member Delaware Limited Liability Company and a wholly owned subsidiary of Pershing Group LLS (the parent) which is a wholly owned subsidiary of The Bank of New York Mellon Corporation (BNY Mellon).

Manufacturers & Traders

Manufacturers and Traders Trust Company (M&T Bank) is a New York state chartered bank and trust company. M&T Bank is a wholly owned subsidiary of First Empire State Holding Company, a Maryland state chartered bank holding company. First Empire State Holding Company is a wholly owned subsidiary of M&T Bank Corporation, a New York state chartered bank holding company that is publicly traded on the New York Stock Exchange.

SEI Private Trust Co

SEI Private Trust Company operates as a subsidiary of SEI Investments Company, a Pennsylvania corporation.

T. Rowe Price

T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation.

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TAX INFORMATION

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as, the Fund) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Information” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUND

The Fund has elected and intends to qualify or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a Regulated Investment Company

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

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Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

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Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

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Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the

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Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover

For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions — Distributions of Capital Gains”.

Capital Loss Carryovers

The Fund will offset its capital gains with any available capital losses without being required to pay taxes on or distribute such gains that are offset by the losses. Capital losses of the Fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year, subject

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to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers that expire unused, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Post-October Losses

The Fund presently intends to elect to treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year. The effect of this election is to treat any such net loss incurred after October 31 as if it had been incurred in the succeeding year in determining the Fund’s net capital gain for capital gain dividend purposes. See “Taxation of Fund Distributions — Distributions of Capital Gains”. The Fund may also elect to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.

Undistributed Capital Gains

The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Strategic Allocation Fund

Distributions by the underlying funds, redemptions of shares in the Underlying Funds and changes in asset allocations may result in taxable distributions to Fund shareholders of ordinary income or capital gains. The Fund will generally not be able currently to offset gains realized by an Underlying Fund in which the Fund invests against losses realized by another Underlying Fund. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, the Fund (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes, (b) is not eligible pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by the Fund from interest earned by an Underlying Fund on U.S. government

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obligations is unlikely to be exempt from state and local income tax. However, the Fund is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund. See “Taxation of Fund Distributions — Qualified Dividend Income for Individuals” and “— Corporate Dividends Received Deduction”.

Federal Excise Tax

To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax but can give no assurances that all such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.

TAXATION OF FUND DISTRIBUTIONS (ALL FUNDS)

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income

The Fund receives income generally in the form of dividends and interest on its investments in portfolio securities. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains

The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess

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of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Money Market Funds do not expect to realize any long-term capital gains or losses.

Maintaining a $1 share price — Money Market Funds

Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Return of Capital Distributions

Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (PFICs), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in

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determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Corporate Dividends Received Deduction

For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities

At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits

If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the

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Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.

Tax Credit Bonds

If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government Securities

To the extent the Fund invests in certain U.S. government obligations, dividends paid by the Fund to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Dividends Declared in December and Paid in January

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

TAXATION OF FUND DISTRIBUTIONS (TAX-FREE FUNDS ONLY)

The New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, Tax-Free Money Market Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Virginia Municipal Bond Fund each intend to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter

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of the Fund’s taxable year at least 50% of the Fund’s total assets consists of municipal Securities, which are exempt from federal income tax.

Exempt-Interest Dividends

Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (AMT) in certain circumstances and may have other collateral tax consequences as discussed below.

Distributions of Ordinary Income and Capital Gains

Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed under “Taxation of Fund Distributions.”

Alternative Minimum tax — Private Activity Bonds

AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (AMTI) over an exemption amount. Exempt-interest dividends derived from certain “private activity” Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue must be included in adjusted current earnings that are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT. Consistent with its stated investment objective, the Fund intends to limit its investments in private activity bonds subject to the AMT to no more than 20% of its total assets in any given year.

Effect on Taxation of Social Security Benefits; Denial of Interest Deduction; “Substantial Users”

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions,

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property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from State Tax

To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a Municipal Security to Qualify to Pay Exempt-Interest

Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This in turn could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Distributions Paid By the New York Municipal Bond Fund and New York Tax-Free Money Market Fund

Distributions of exempt-interest dividends paid to shareholders of the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions are attributable to interest income on obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain qualifying obligations of U.S. territories and possessions. To the extent that distributions are derived from other sources, such distributions will generally be subject to New York State and/or New York City tax. Capital gain dividends paid by the Fund are taxable at ordinary income rates for New York State and New York City personal income tax purposes irrespective of the source of such capital gains.

Dividends paid by the Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Distributions from (or the value of) the Fund will generally be taxable to shareholders that are subject to the New York State franchise tax on corporations and/or the New York City corporation tax.

Distributions Paid By the Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund

Distributions of exempt-interest dividends paid by the Fund that are attributable to interest received by the Fund from (i) obligations of Pennsylvania or its political subdivisions and authorities, (ii) direct obligations of the United States government, or (iii) qualifying obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States (including, for example, qualifying obligations of Puerto Rico, Guam and the Virgin Islands), will be exempt from Pennsylvania personal income tax. Tax exempt treatment is generally not available

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for distributions attributable to income from indirect obligations of the United States (i.e., Ginnie Maes, Fannie Maes, etc.). Any distributions of net short-term and long-term capital gain earned by the Fund are generally included in a shareholder’s Pennsylvania taxable income.

Distributions from the Fund are also generally exempt from the Philadelphia School District investment income tax applicable to residents of Philadelphia to the same extent as the Pennsylvania personal income tax. In addition, distributions designated as capital gain dividends by the Fund for federal income tax purposes will also generally be exempt from the Philadelphia School District investment income tax.

To the extent that distributions of the Fund are attributable to sources other than those described in the preceding paragraphs, such as, for example, interest received by the Fund on obligations issued by states other than Pennsylvania, such distributions will generally be subject to Pennsylvania state and local income taxes.

Distributions Paid By the Maryland Municipal Bond Fund

Distributions of exempt-interest dividends paid by the Fund that are attributable to interest received by the Fund from (i) obligations of Maryland or its political subdivisions and authorities, (ii) direct obligations of the United States, or (iii) qualifying obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States (including, for example, qualifying obligations of Puerto Rico, Guam and the Virgin Islands), will be exempt from the Maryland personal income tax. Tax exempt treatment is generally not available for distributions attributable to income from indirect obligations of the United States (i.e., Ginnie Maes, Fannie Maes, etc.). In addition, distributions from the Fund attributable to gains realized by the Fund from the sale or exchange of a Maryland state or local obligation will not be subject to the Maryland personal income tax.

To the extent that distributions of the Fund are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Fund on obligations issued by states other than Maryland or capital gains realized by the Fund on obligations issued by U.S. territories and possessions and from states other than Maryland, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Fund might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.

Distributions Paid by the Virginia Municipal Bond Fund

Distributions of exempt-interest dividends paid by the Fund that are attributable to interest received by the Fund from (i) obligations of the Commonwealth of Virginia or its political subdivisions and authorities, (ii) direct obligations of the United States government, or (iii) qualifying obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States (including, for example, qualifying obligations of Puerto Rico, Guam and the Virgin Islands), will not be subject to the Virginia personal income tax.

To the extent that distributions of the Fund are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Fund on obligations issued by states other than Virginia, such distributions will be subject to Virginia income taxes.

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SALE OR REDEMPTION OF FUND SHARES

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information

Under the Emergency Economic Stabilization Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

Wash Sales

All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. In the case of shares in a tax-free fund, any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period.

Money Market Funds

Because shares in the Money Market Funds are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

TAX TREATMENT OF PORTFOLIO TRANSACTIONS

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Securities In Which the Funds Invest” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

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In General

In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments

Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund is generally required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund

Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions

In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased.

49

The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions

A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed

50

income to be classified as a return of capital, which may be of particular concern to simple trusts. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments

A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs

A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Foreign Shareholders — U.S. Withholding Tax at the Source” with respect to certain other tax aspects of investing in U.S. REITs.

Investments in Non-U.S. REITs

While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC Investments.” Additionally, foreign withholding taxes on

51

distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income)

Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and Qualified Publicly Traded Partnerships (QPTP)

For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund is generally treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a Regulated Investment Company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a

52

QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.

Securities Lending

While securities are loaned out by a fund, the fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities

Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.

TAX CERTIFICATION AND BACKUP WITHHOLDING

By law, the Fund must generally withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

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NON-U.S. INVESTORS

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General

The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends

In general, (i) a capital gain dividend designated by the Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), a short-term capital gain dividend designated by the Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends

With respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), dividends designated by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

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Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors

It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits

Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property

A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S. REIT). The sale of a U.S. real property interest (USRPI) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

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•

If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax

As of the date of this Statement of Additional Information, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010. On and after the date the U.S. estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. Tax Certification Rules

Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United

56

States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

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WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 100 East Pratt Street, 17th floor, Baltimore, Maryland 21202. The Trust is composed of 23 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Year Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
Kenneth G. Thompson+ Birth year: 1964 Trustee Began serving: December 2008	Principal Occupations: Senior Vice President, M&T Bank. Other Directorships Held: None.	$0

Jeffrey Durkee+ Birth year: 1958 Trustee Began serving: December 2007	Principal Occupations: President and Chief Executive Officer, MTB Investment Advisors, Inc. (3/07 to present). Other Directorships Held: None. Previous Positions: Chairman and CEO Private Wealth Management, Mercantile Bankshares Corporation (4/06 to 3/07); Senior Vice-President and Director, Southern Division, Legg Mason Wood Walker (1998 to 4/06).	$0

+	Kenneth G. Thompson and Jeffrey Durkee are “interested” due to positions they hold with M&T Bank, the parent of the Funds’ Advisor.

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INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Year Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
Joseph J. Castiglia Birth year: 1934 Chairman and Trustee Began serving: February 1988

Principal Occupations: Retired.

Other Directorships Held: Chairman, Community Foundation for Greater Buffalo (1/04 to Present); Chairman, Buffalo Olmstead Parks Conservancy (1/04 to 5/08); Baker Victory Services (1/04 to Present); Dunn Tire Corp. (1/04 to Present).

Previous Positions: President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc., manufacturer of paints and chemical specialties; Chairman, Blue Cross Blue Shield of Western and Central New York (1992 to 2007).

$
William H. Cowie, Jr. Birth year: 1931 Trustee Began serving: September 2003	Principal Occupations: Retired. Other Directorships Held: Harbor Hospital Foundation Board; Charlestown Retirement Community. Previous Position: Vice Chairman of Signet Banking Corp.	$

John S. Cramer Birth year: 1942 Trustee Began serving: December 2000

Principal Occupation: Senior Consultant, Yaffe & Co., Inc. a consulting firm specializing in executive compensation and governance services (2/06 to present); Retired (2002-2006).

Other Directorships Held: Highmark Blue Cross Blue Shield; Chek-Med Corporation.

Previous Position: President and Chief Executive Officer, Pinnacle Health Systems (health care).

$

Daniel R. Gernatt, Jr. Birth year: 1940 Trustee Began serving: February 1988	Principal Occupations: CEO, Gernatt Asphalt Products, Inc. (1979 to present). Other Directorships Held: Hilbert College (2000 to present).	$

Name Birth Year Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust

Richard B. Seidel Birth year: 1941 Trustee Began serving: September 2003

Principal Occupations: Founder, Chairman and Director, Girard Partners Ltd., a registered investment advisory firm and Broker/Dealer (1995 to present); Chairman and Director, Girard Capital, LLC, registered investment advisors (3/09 to present).

Other Directorships Held: Tristate Capital Bank (9/07 to present);
Surrey Services for Seniors (2002 to 2008).

$

Dr. Marguerite D. Hambleton Birth year: 1943 Trustee Began serving: September 2005

Principal Occupation: President, AAA New York State Association (7/08 to present).

Other Directorships Held: AAA Foundation for Traffic Safety (1985 to present);
Catholic Health System (2004 to 2009).

Previous Positions: President, Federal Reserve Board, Buffalo Branch (2003 - 2005); President and CEO, AAA Western and Central New York (1985 - 2005).

$

*	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

EXPERIENCE OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that he or she should serve as a Trustee of the Trust as of the date of this Statement of Additional Information and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his or her serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of and other directorships held by each Trustee during the past five years.

Mr. Thompson has served as a Trustee of the Trust for over 1 year, while also acting as a Senior Vice President of M&T Bank, the parent of the Advisor. Those positions entail significant responsibilities for the operations of the Trust, the Funds, and the Advisor.

Mr. Durkee has served as a Trustee of the Trust for over 2 years, while also acting as the President and Chief Executive Officer of the Advisor. Those positions entail significant responsibilities for the operations of the Trust and the Fund, including oversight of the service providers of the Trust.

Mr. Castiglia has over 22 years of experience serving as an Independent Trustee of the Trust, including [ ] years of experience serving as the Chairman of the Board. Those positions have provided Mr. Castiglia with knowledge of the operations and business of the Trust and the Fund, and have called upon him to exercise leadership and analytical skills.

Mr. Cramer has over 9 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Cramer has significant business experience having been, among other things, President and Chief Executive Officer of Pinnacle Health Systems.

Mr. Gernatt has 22 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Gernatt has significant business experience as he has served as Chief Executive Officer of Gernatt Asphalt Products, Inc. since 1979.

Mr. Cowie has over 6 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Cowie has significant experience related to the financial services industry having been Vice Chairman of Signet Banking Corp.

Mr. Seidel has over 6 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Seidel has significant experience related to the financial services industry having been Founder, Chairman and Director of Girard Partners Ltd., a registered investment advisory firm and broker/dealer, since 1995 and Chairman and Director of Girard Capital, LLC, a registered investment advisor, since 2009.

Dr. Hambleton has over 4 years of experience serving as an Independent Trustee of the Trust. That position has provided her with knowledge of the operations and business of the Trust and the Fund. Dr. Hambleton has significant experience related to the business and financial services industries having been President of the AAA New York State Association since 2008 and the President of the Board of Directors of the Buffalo Branch of the Federal Reserve Bank of New York from 2003 to 2005.

59

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth Year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*

Timothy L. Brenner Birth year: 1956 President Began serving: December 2008	Principal Occupations: Senior Vice President, M&T Bank, President of M&T Life Insurance.	$0

Michael D. Daniels Birth year: 1967 Chief Operating Officer Began serving: June 2007	Principal Occupations: Chief Operating Officer, MTB Group of Funds and MTB Investment Advisors, Inc.; Administrative Vice President, M&T Bank. Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007), Vice President, Calamos Asset Management (2004 to 2006); Vice President, JPMorgan Chase Bank (2002 to 2004).	$0

Jeffrey M. Seling Birth year: 1970 Vice President Began serving: June 2007	Principal Occupations: Vice President, M&T Bank and MTB Investment Advisors, Inc. Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JPMorgan Chase Bank.	$0

Gregory B. McShea Birth year: 1965 Chief Compliance Officer Began serving: December 2009

Principal Occupations: Managing Director, MTB Investment Advisors, Inc; Chief Compliance Officer, MTB Group of Funds

Previous Positions: General Counsel, Legg Mason Capital Management, Inc. (2007 to2009); General Counsel, Western Asset Management Company (2003 to 2009); Associate General Counsel and Compliance Director, Legg Mason Wood Walker, Incorporated (1997 to 2003)

Thomas R. Rus Birth year: 1959 Vice President and Assistant Secretary Began serving: September 2004	Principal Occupation: Vice President, MTB Group of Funds, MTB Investment Advisors, Inc. and Zirkin-Cutler Investments, Inc. Previous Positions: Chief Compliance Officer, MTB Group of Funds (2004 to 2009); Vice President and Associate Counsel, M&T Bank (2003 to 2004); Vice President and Trust Counsel, AllFirst Financial, Inc., (1995 to 2003).	$0

Charles M. Barrett Birth year: 1971 Vice President Began serving: June 2008	Principal Occupation: Vice President, MTB Investment Advisors, Inc., Director of Mutual Fund Sales since April 2008. Previous Positions: Sales Vice President, John Hancock Funds (2004 to 2008); Regional Director, Alliance Bernstein Investment Research and Management (1995 to 2004).	$0

Eric B. Paul Birth year: 1974 Vice President Began serving: June 2008	Principal Occupations: Vice President, M&T Bank (2003 to Present); Director of Proprietary Products, M&T Bank since April 2008.	$0

Ralph V. Partlow lll 25 S. Charles St., 22nd Floor Baltimore, MD 21201 Birth year: 1957 Vice President Began serving: June 2010	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003-present) Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995-2003)

Bradley Swenson 1290 Broadway, Suite 1100 Denver, CO 80203 Birth year: 1972 AMLCompliance Officer Began serving: September 2007	Principal Occupations: Senior Vice President and Chief Compliance Officer, ALPS Distributors, Inc. ;ALPS Fund Services, Inc, ETAM Funds Distributor, Incl, ALPS Holdings, Inc. and ALPS Advisors, Inc: Previous Positions: Senior Audit Manager, Janus Capital Group, Inc.	$0

60

Name Address Birth Year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Guy Nordahl 101 Barclay Street, 13E New York, NY 10166 Birth year: 1965 Chief Financial Officer and Treasurer Began serving: September 2007	Principal Occupations: Vice President, BNY Mellon Asset Servicing.	$0

Lisa R. Grosswirth 101 Barclay Street, 13E New York, NY 10286 Birth year: 1963 Secretary Began serving: September 2007	Principal Occupations: Vice President, BNY Mellon Asset Servicing since 2004. Previous Positions: Supervisory Paralegal, The Dreyfus Corporation, (1998 to 2004).	$0

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958 Chief Executive Officer Began serving: September 2007	Principal Occupations: President and Managing Partner, Foreside Financial Group, LLC. Previous Positions: President and Secretary, Bainbridge Capital Management LLC (2004 to 2006); Vice President, Bainbridge Capital Management (2002 to 2004).	$0

*	Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	Timothy L. Brenner Daniel R. Gernatt, Jr. Richard B. Seidel	In between the meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	None

Audit	Joseph J. Castiglia William H. Cowie, Jr. John S. Cramer Daniel R. Gernatt, Jr. Marguerite D. Hambleton Richard B. Seidel	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Funds, the Funds’ internal control over financial reporting, and the quality, integrity and independent audit of the Funds’ financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Funds’ independent registered public accountants, acts as a liaison between the independent registered public accountants and the Board and reviews the Funds’ internal audit function.	Four

Nominating	Joseph J. Castiglia John J. Cramer Daniel R. Gernatt, Jr. William H. Cowie, Jr. Richard B. Seidel Marguerite D. Hambleton	The Nominating Committee, whose members consist of all independent Trustees, selects and nominates persons for election to the Funds’ Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Funds’ agents or service providers and counsel to the Funds. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Funds, at the Funds’ address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One

61

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2009

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in the Trust
Interested Board Members
Kenneth G. Thompson		$1-$10,000
MTB New York Tax-Free Money Market Fund	$1-$10,000
MTB Large Cap Value Fund	$1-$10,000
MTB Money Market Fund	$1-$10,000
Jeffrey Durkee	—	Over $100,000
MTB Small Cap Growth Fund	$50,001-$100,000
MTB Mid Cap Growth Fund	$50,001-$100,000
MTB Large Cap Growth Fund	$50,001-$100,000
Independent Board Members
Joseph J. Castiglia		Over $100,000
MTB Small Cap Growth Fund	Over $100,000
William H. Cowie, Jr		$10,001-$50,000
MTB Large Cap Growth Fund	$10,001-$50,000
MTB Large Cap Value Fund	$10,001-$50,000
John S. Cramer		Over $100,000
MTB International Equity Fund	$1-$10,000
MTB Large Cap Growth Fund	$1-$10,000
MTB Money Market Fund	$10,001-$50,000
MTB Mid Cap Growth Fund	$10,001-$50,000
MTB Intermediate-Term Bond Fund	Over $100,000
MTB U.S. Government Bond Fund	$50,001-$100,000
MTB Small Cap Growth Fund	$1-$10,000
Daniel R. Gernatt, Jr.		Over $100,000
MTB New York Tax-Free Money Market Fund	$10,001-$50,000
MTB Large Cap Growth Fund	Over $100,000
MTB Large Cap Value Fund	Over $100,000
MTB Mid Cap Growth Fund	Over $100,000
MTB International EquityFund	Over $100,000
Richard B. Seidel		$10,001-$50,000
MTB Large Cap Value Fund	$10,001-$50,000
MTB Large Cap Growth Fund	$10,001-$50,000
Marguerite D. Hambleton	$1-$10,000	$1-$10,000
MTB Tax-Free Money Market Fund

As of August 1, 2010, the Funds’ Board and Officers as a group owned less than 1% of each Fund’s outstanding Shares.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees is composed of six Independent Trustees and two Interested Trustees. Joseph J. Castiglia, Independent Trustee, serves as the Chairman of the Board of Trustees and presides at meetings of the Board. Mr. Castiglia regularly communicates with representatives of the Advisor and the Trust. Mr. Castiglia leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel. Mr. Castiglia may perform such other functions as may be requested by the Board from time to time. The Board believes that having a super-majority of Independent Trustees, coupled with an Independent Chairman, is appropriate and in the best interests of the Trust, given its specific characteristics.

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment goal, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Advisor (and the sub-advisors), and the administrator, transfer agent, distributor and custodian. The Trustees are responsible for selecting these service providers approving the terms of their contracts with the Fund, and exercising general oversight of these service providers on an ongoing basis.

BOARD OVERSIGHT OF TRUST RISK

The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. At each regular Board meeting, the Advisor reports to the full Board on actual and potential risks to the Funds and the Trust as a whole. In addition, as part of its regular quarterly reports to the Board about various matters, the Advisor reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Fund. In addition, the Audit Committee considers risks related to financial reporting and controls.

The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees, provides presentations to the Board at its quarterly meetings, and an annual report to the Board, concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Trust during private meetings with the Independent Trustees, including concerning the Advisor, as applicable.

INVESTMENT ADVISOR

The Advisor conducts investment research and makes investment decisions for the Funds. The Funds’ Advisor, MTBIA is a subsidiary of M&T Bank. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

The Advisor receives for its services an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds.

Fund Annual Rate
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Strategic Allocation Fund	0.65%
Large Cap Value Fund	0.70%
Large Cap Growth Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

SUB-ADVISORS

62

International Equity Fund

Effective October 24, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to a Sub-advisor, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.49% on all assets.

Effective February 13, 2009, the Advisor delegated daily management of the core component of the International Equity Fund to a Sub-advisor, Baring International Investment Limited (Barings). For its services under the Sub-Advisory Agreement, Barings is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that Barings manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. Barings is entitled to be paid a fee on the core portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the annual rate of 0.45%.

Effective October 24, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a Sub-advisor, Hansberger Global Investors, Inc. (HGI). For its services under the Sub-Advisory agreement, HGI is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is entitled to be paid a fee on the growth portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.60% on all assets.

63

Large Cap Value Fund

Effective December 8, 2004, the Advisor delegated daily management of the Large Cap Value Fund to a Sub-advisor, NWQ Investment Management Company LLC (NWQ). NWQ was founded in 1982 and is a majority-owned subsidiary of Nuveen Investments, Inc. (Nuveen), an independent publicly-held company. For its services under the Sub-Advisory Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund that it manages.

Portfolio Manager Information

The following information about the Funds’ Portfolio Managers is provided as of April 30, 2010.

MTB Investment Advisors, Inc.

Valerie J. Gospodarek, CFA, CIMA

64

Other Accounts Managed by Valerie J. Gospodarek, CFA, CIMI	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	4/$104,053,698
Other Pooled Investment Vehicles	(none	)
Other Accounts	(none	)

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Strategic Allocation.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Gospodarek’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Ms. Gospodarek’s management and oversight of certain portfolios and strategies, including the asset allocation strategy relative to the Strategic Allocation Fund.

The performance portion of Ms. Gospodarek’s incentive bonus is based on the time weighted rates of return for the portfolios and strategies she manages compared to the relative indices with the heaviest emphasis on the 3-5 year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark J. Stevenson, CFA

Other Accounts Managed by Mark J. Stevenson, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	4/$104,053,698
Other Pooled Investment Vehicles	(none)/0
Other Accounts**

*	None of the Accounts has an advisory fee that is based on the performance of the account.
**	Portfolio Manager is a dual employee of MTBIA and M&T Bank. All of the “Other” accounts shown are accounts of the Trust Department of M&T Bank.

Dollar value range of shares owned in the Strategic Allocation.

Compensation Structure

Mr. Stevenson’s salary consists primarily of a base salary with a year-end bonus based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund. Mr. Stevenson receives a discretionary bonus at year-end from MTBIA for his management of institutional client portfolios and for his analytical work within the Asset Strategies Consulting Group of MTBIA.

Mr. Stevenson’s performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the Strategic Allocation and Variable Annuity Funds. Bonus is based in part on Trust accounts maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.

Allen J. Ashcroft

Other Accounts Managed by Allen J. Ashcroft	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3/$144,120,020
Other Pooled Investment Vehicles	(none)/0
Other Accounts	(none)/0

*	None of the Accounts has an advisory fee that is based on the performance of the account.

65

Dollar value range of shares owned in the Large Cap Growth Fund: over $100,000.

Compensation Structure

The portfolio manager’s performance is formally evaluated annually and based on a variety of factors. Mr. Ashcroft’s compensation is based upon a base salary and an annual incentive bonus. The fixed salary is based on the job description of the position and overall qualifications of the individual. Mr. Ashcroft’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Ashcroft’s investment performance relative to the benchmarks for the funds he manages.

The performance portion of Mr. Ashcroft’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the Russell 1000 Growth Index with the heaviest emphasis on current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark Tompkins, CFA

Other Accounts Managed by Mark Tompkins, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$108,770,541
Other Pooled Investment Vehicles	(none)/0
Other Accounts	21/$84,200,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Tompkins’ performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Tompkins’ investment performance relative to the benchmarks for the fund that he manages. The benchmark for the New York Municipal Bond Fund is the Barclays Capital New York Tax-Exempt Bond Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Tompkins’ incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark Schultz, CFA

Other Accounts Managed by Mark Schultz, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$186,140,083
Other Pooled Investment Vehicles	(none	)
Other Accounts	(none	)

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Mid Cap Growth Fund: $50,000-$100,000.

66

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Dr. Schultz’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Dr. Schultz’s investment performance relative to the Lipper peer group of Midcap Growth funds. The benchmark for the mid-cap growth portion of Dr. Schultz’s mandate is the Russell Mid Cap Growth Index.

The performance portion of Dr. Schultz’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the 3-year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

67

James E. Thorne, Ph.D

Other Accounts Managed by James E. Thorne, Ph.D.	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$174,056,080
Other Pooled Investment Vehicles	0
Other Accounts	0

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $1-$10,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The fixed salary is based on the job description, the qualifications of the individual and the fact that Dr. Thorne is also the Chief Investment Officer of Equities. Dr. Thorne’s performance is formally evaluated annually and based on a variety of factors. His bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Dr. Thorne’s investment performance relative to the benchmarks for the funds he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Dr. Thorne’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the Russell 2000 Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Susan L. Schnaars, CFA, CPA

Other Accounts Managed by Susan L. Schnaars, CFA, CPA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3/$254,945,104
Other Pooled Investment Vehicles	0
Other Accounts	12/$237,598,342

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Maryland Municipal Bond Fund: None.

Dollar value range of shares owned in the Pennsylvania Municipal Bond Fund: None.

Dollar value range of shares owned in the Virginia Municipal Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Schnaars’ performance is formally evaluated annually and based on a variety of factors. Her bonus is partially determined by the investment performance of the funds she manages relative to the benchmarks for those funds. The benchmark for the Maryland Municipal Bond Fund is the Lipper Other States Intermediate Municipal Funds Average, the benchmark for the Pennsylvania Municipal Bond Fund is the Lipper Other States Intermediate Municipal Funds Average and the benchmark for the Virginia Municipal Bond Fund is the Lipper Virginia Municipal Debt Funds Average. In addition, her bonus is also based on other job responsibilities at MTB Investment Advisors, Inc., such as institutional investment account management and client relationship management, risk control/adherence to process management guidelines, and participation in new business activities such as the attraction of new accounts or the addition of assets to existing accounts. The bonus can be paid in cash and/or stock options in M&T Bank Corporation. Deferred stock options awarded at year-end are based purely on the discretion of M&T Bank senior management.

The performance portion of Ms. Schnaars’ incentive bonus is based on the time weighted rates of return for the funds she manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

68

Wilmer C. Stith III, CFA

Other Accounts Managed by Wilmer C. Stith III, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	4/$522,786,431
Other Pooled Investment Vehicles	(none)/0
Other Accounts	52/$923,400,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Short-Term Corporate Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Stith’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Stith’s investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Intermediate-Term Bond Fund is the Barclays Capital Intermediate Government Credit Bond Index and the Lipper Short-Intermediate Investment Grade peer group. The benchmark for the Short-Term Corporate Bond Fund is the Barclays Capital Brothers 1-3 Year Government Credit Bond Index and the Lipper Short Investment Grade peer group. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Stith’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

James M. Hannan

Other Accounts Managed by James M. Hannan	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3/$368,588,714
Other Pooled Investment Vehicles	(none)/0
Other Accounts	25/$2,211,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hannan’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Hannan’s investment performance relative to the benchmarks for the funds that he manages. The benchmark for the U.S. Government Bond Fund is the Barclays Capital U.S. Government Bond Index and the Lipper General U.S. Government peer group. The benchmark for the Income Fund is the Barclays Capital U.S. Aggregate Bond Index and the Lipper Corporate A Rated peer group. In addition, as Managing Director of Fixed Income, a component of Mr. Hannan’s incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

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The performance portion of Mr. Hannan’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Robert J. Truesdell

Mr. Truesdell is the Director of Fixed Income for MTBIA. He began managing the fund in January, 2001.

Other Accounts Managed by Robert J. Truesdell	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$88,866,012
Other Pooled Investment Vehicles	(none)/0
Other Accounts	82/$1,077,281,100

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value of shares owned in the Short Duration Government Fund: $50,001-$100,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Truesdell’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Truesdell’s investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Short Duration Government Fund is the Lehman 1-3 Year Government Bond Index as well as the Barclays 1-3 Year Government Credit Index. In addition, as the Managing Director of Fixed Income, a component of Mr. Truesdell’s incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Truesdell’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

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Bradley A. Williams

Other Accounts Managed by Bradley A. Williams	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$174,056,080
Other Pooled Investment Vehicles	0
Other Accounts	0

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $10,001-$50,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Williams’ performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Williams’ investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Williams’ incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Steven R. Crain, CFA

Other Accounts Managed by Steven R. Crain, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$174,056,080
Other Pooled Investment Vehicles	0
Other Accounts	0

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $10,001-$50,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Crain’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Crain’s investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Crain’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Conflicts of Interest (MTBIA Portfolio Managers)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

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•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to many of its clients’ accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•

The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

NWQ Investment Management Company LLC

Jon D. Bosse, CFA*

Other Accounts Managed by Jon D. Bosse, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies		0
Other Pooled Investment Vehicles		0
Other Accounts

Dollar value range of shares owned in the Large Cap Value Fund: None.

Kevin A. Hunter*

Other Accounts Managed by Kevin A. Hunter	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies		0
Other Pooled Investment Vehicles		0
Other Accounts

Dollar value range of shares owned in the Large Cap Value Fund: None.

*	Mr. Bosse has investment decision-making responsibility for all of NWQ’s Large Cap Value and Special Equity portfolio. Accounts listed above for Mr. Hunter encompasses those accounts managed by Mr. Bosse, but that are administered by Mr. Hunter.

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Compensation Structure

NWQ’s portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm’s executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager’s performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm’s overall annual profitability and the individual portfolio manager’s contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy’s general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package for portfolio managers includes an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of NWQ over time). Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. NWQ is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee. On November 13, 2007, Nuveen was acquired by an investor group majority led by Madison Dearborn Partners, LLC, a private equity investment firm based in Chicago, Illinois.

As of April 30, 2010, NWQ had      institutional accounts that have investment management fees calculated in part on the performance of the account versus a benchmark (“performance based fees accounts”). The performance based fee accounts are managed identically to other institutional accounts within the same strategy and there are no additional investment risks taken in conjunction with this type of investment management fee. The portfolio manager who manages these performance based fee accounts does not receive any additional compensation from these accounts based on any performance fees received from such accounts.

Conflicts of Interest (NWQ)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to many of its clients’ accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•

The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

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LSV Asset Management

Josef Lakonishok

Other Accounts Managed by Josef Lakonishok	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	26/$64,097,965	0
Other Pooled Investment Vehicles	36/$9,821,000	0
Other Accounts	449/$42,214,000	26/3.6 billion

Dollar value range of shares owned in the International Equity Fund: None.

Menno Vermeulen, CFA

Other Accounts Managed by Menno Vermeulen, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	26/64,097,965	0
Other Pooled Investment Vehicles	36/9,821,000	0
Other Accounts	449/42,214,000	26/3.6 billion

Dollar value range of shares owned in the International Equity Fund: None.

Puneet Mansharamani, CFA

Other Accounts Managed by Puneet Mansharamani, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	26/64,097,965	0
Other Pooled Investment Vehicles	36/9,821,000	0
Other Accounts	449/42,214,000	26/3.6 billion

Dollar value range of shares owned in the International Equity Fund: None.

Compensation Structure (LSV)

The portfolio managers’ compensation consists of a salary and a discretionary bonus. The base salary is based on the job description, and the overall qualifications, experience and tenure at LSV, of the individual. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests.

The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual’s leadership and contribution to the strategic planning and development of the investment group.

Conflicts of Interest (LSV)

The same team of portfolio managers is responsible for the day-to-day management of all of LSV’s accounts. A potential conflict of interest could arise in relation to accounts with a performance-based fee relative to other accounts in the same strategy without a performance-based fee. LSV has policies and procedures to monitor for this potential conflict designed to ensure that investment opportunities are fairly allocated to all clients.

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Investment decisions are made by LSV’s quantitative process separately for each portfolio based upon its current holdings, investment parameters and the portfolio’s expected return as calculated by LSV’s quantitative system. Product rebalancing takes place by product and is carried out serially for each portfolio (including separately managed accounts, unregistered funds and investment companies) invested in that product, generally beginning with the portfolio with the lowest expected return. Therefore, those portfolios which need the highest level of expected return improvement generally have first access to the widest set of investment opportunities. However, because LSV does not view an individual stock as important by itself, the concept of a limited investment opportunity is not applicable to LSV’s investment approach.

LSV may be in the position of buying or selling the same security for a number of its clients at roughly the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to more equitably allocate the effects of such market fluctuations, for certain transactions, LSV may use an “averaging” procedure. Under this procedure, purchases or sales of a particular security for a client’s account will at times be combined with purchases or sales of the same security for other clients on the same day. For aggregated trades that are partially filled, shares will be allocated pro-rata among participating accounts that day, based upon their pro-rata share of the order. All allocations are subject to change as a result of either cash considerations or the use of round lots.

There are no material conflicts created by the Portfolio Manager’s compensation structure. LSV does not utilize soft dollars.

Hansberger Global Investors, Inc. (HGI)

Thomas R. H. Tibbles, CFA

Other Accounts Managed by Thomas R. H. Tibbles, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	7/$1,485,946,990	0
Other Pooled Investment Vehicles	4/$1,715,523,285	0
Other Accounts*	34/$2,304,000,314	1/$208,374,301

*	Certain information is as of March 31, 2010.

Dollar value range of shares owned in the International Equity Fund: None.

Barry A. Lockhart, CFA

Other Accounts Managed by Barry A. Lockhart, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	7/$1,485,946,990	0
Other Pooled Investment Vehicles	4/$1,715,523,285	0
Other Accounts	31/$2,303,454,403	1/$208,374,301

Dollar value range of shares owned in the International Equity Fund: None.

Trevor Graham, CFA

Other Accounts Managed by Trevor Graham, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	7/$1,485,946,990	0
Other Pooled Investment Vehicles	4/$1,715,523,285	0
Other Accounts*	34/$2,303,558,030	1/$208,374,301

Dollar value range of shares owned in the International Equity Fund: None.

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Patrick Tan

Other Accounts Managed by Patrick Tan	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	7/$1,485,946,990	0
Other Pooled Investment Vehicles	4/$1,715,523,285	0
Other Accounts*	30/$2,303,051,316	0

Dollar value range of shares owned in the International Equity Fund: None.

Compensation (HGI)

Hansberger Global Investors, Inc. (“HGI”) recognizes the need to maintain a competitive compensation program to attract, retain and motivate investment professionals of the highest caliber. At the same time, HGI seeks to reward performance in a manner which aligns the interests of its investment professionals with those of the company and its clients. As of January 1, 2010, an HGI investment professional’s compensation package generally consists of a competitive base salary, participation in HGI’s incentive bonus programs, and a competitive retirement package. HGI evaluates competitive market compensation by annually reviewing compensation survey results of investment industry compensation. Each investment professional’s compensation consists of the following elements:

•

Base Salary. Each portfolio manager is paid a base salary which is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by HGI’s Human Resources Department. A portfolio manager’s base salary is generally a fixed amount which may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

•

Discretionary Cash Bonus Plan. HGI’s portfolio managers have the opportunity to participate in a bonus pool linked to the direct profits of their respective investment teams. A portfolio manager’s allocation in the pool is determined through a subjective process that evaluates numerous qualitative and quantitative factors including, but not limited to, pre-tax performance of the fund and other funds managed relative to expectations for how those funds should have performed as compared to the fund’s benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the fund’s portfolio. Additional factors include the portfolio manager’s contributions to the investment management functions within HGI, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of the total bonus pool. The actual bonus paid may be more or less than the target bonus, based on how well the portfolio manager satisfies the aforementioned objectives. The bonus pools from which a portfolio manager is paid are calculated as a percentage of each investment team’s direct profits.

•

Deferred Bonus Plan. Many senior portfolio managers have an additional opportunity to participate in an annual bonus pool linked to the overall profitability of HGI. Payments from this pool are deferred, and invested into an HGI managed product for a specified period of time Payments from this pool are deferred, and reinvested into an HGI managed product for a specified period of time. This plan is designed to further align the interests of our senior portfolio managers with the long term interests of both our clients and the company. Participation in the Deferred Bonus Plan is discretionary, and is determined by the Compensation Committee of the Board of Directors of Hansberger Group, Inc.

•

Retirement Savings. All eligible employees qualify for participation in HGI’s 401k(k) Match, and Retirement Savings Plan, by which retirement account contributions are made to each employee on behalf of the company. These contribution are expressed as a percentage of employees’ base salaries.

Conflicts of Interest (HGI)

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, HGI has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. Conflicts of interest also may arise through the use of “soft dollar arrangements,” which are discussed in the section “Research Services.”

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Baring International Investment Limited (Barings)

David Bertocchi, CFA

Other Accounts Managed by David Bertocchi, CFA	Total Number of Other Accounts Managed/Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	3/$317,069,885	0
Other Pooled Investment Vehicles	2/$682,815,234	0
Other Accounts	15/$1,298,705,725

Dollar value range of shares owned in the International Equity Fund: None.

Nathan Griffiths, CFA

Other Accounts Managed by Nathan Griffiths, CFA	Total Number of Other Accounts Managed/Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	4/$388,575,205	0
Other Pooled Investment Vehicles	2/$221,286,660	0
Other Accounts	1/$133,834,997	0

Dollar value range of shares owned in the International Equity Fund: None.

Compensation (Barings)

Barings’ philosophy on compensation focuses on allowing key employees to participate in the success of the firm. Barings is incentive oriented, in the sense that contribution to client results is more important than an individual’s title or longevity with the firm in determining their total compensation. There are three components to Barings’ compensation package.

•	A competitive base salary.

•

An annual bonus. For investment professionals, at least 2/3 of the bonus is based on investment performance. Barings has put in place a detailed analytical system which tracks the 1 and 3 year performance of its investment professionals. The remainder is a subjective assessment of the individual’s sharing of investment insights firm-wide and their efforts in client service. The benefits of this approach are in the transparency and accountability that this methodology brings.

•

An equity-based long-term incentive award. Approximately 100 key employees, including the majority of the investment staff, participate. Each year a significant portion of bonuses is invested directly in phantom equity in Barings. These shares are valued quarterly based on a formula linked to firm revenues, profits, and assets under management. Equity ownership in Barings is designed to promote a partnership culture within the organization.

Barings is an indirect wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company, and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom. Barings is a direct subsidiary of Baring Asset Management Limited, a global investment management firm (together with its subsidiaries and Baring Asset Management, Inc., the Barings Group).

Conflicts (Barings)

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that seek to purchase or dispose of the same securities. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. Barings has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within Barings are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Barings utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

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CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Advisor, the Sub-advisors and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in each Fund’s portfolio. The Board has also approved the Advisor’s policies and procedures for voting the proxies, which are set forth in their entirety below.

MTB INVESTMENT ADVISORS, INC. PROXY VOTING POLICY

INTRODUCTION

MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients’ accounts. In order to ensure that shares are voted in all appropriate circumstances, the Advisor will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, the Advisor has adopted this Proxy Voting Policy.

GENERAL STANDARDS AND APPROACH

Each year, the Advisor receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote “for” or “against” a proposal often depends upon the context, the effects that adoption could have on the company’s business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, the Advisor has engaged a third party, Institutional Shareholder Services, Inc. (ISS), to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. The Advisor has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of the Advisor. Accordingly, the Advisor will generally follow the ISS recommendations in voting proxies. Summaries of the ISS proxy voting policies and considerations are available at the ISS website at http://www.riskmetrics.com/sitemap.html.

In general, the Advisor believes that it is in the best interests of its clients to vote its clients’ shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Advisor believes will result in financial rewards for its clients.

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The Advisor reserves the right to override any ISS-recommended voting policy when it believes that a vote contrary to a policy would be in the best interest of the Advisor’s clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Advisor’s Board of Directors, or that Committee’s designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

The Advisor believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of the Advisor’s clients.

CONFLICTS OF INTEREST

The Advisor may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to the Advisor as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to the Advisor.

Whenever a portfolio manager determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of the Advisor, and other information actually known by a member of the Trade Management Oversight Committee.

In the event that the Trade Management Oversight Committee determines that the Advisor has a material conflict of interest with respect to a proxy proposal, then the Advisor shall either:

1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee’s designee;

OR

2. Prior to voting on the proposal, either:

(i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii) Fully disclose the nature of the conflict to the client(s), and obtain the client’s consent as to how the Advisor will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

The Advisor may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee’s designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where the Advisor determines that refraining from voting a proxy is in the client’s best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by the Advisor as well as the basis for any determination that the Advisor does not have a material conflict of interest in respect of a particular matter.

APPOINTMENT OF SUB-ADVISORS

From time to time the Advisor may recommend that a client appoint a Sub-advisor with respect to a particular investment mandate. By recommending the Sub-advisor to manage the client’s investments, the Advisor is also recommending that the client approve the Sub-advisor’s policies and procedures with respect to proxy voting. Among other things, the Advisor will require that a Sub-advisor’s policies and procedures are designed to ensure that proxies are voted in what the Sub-advisor believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner. In considering a Sub-advisor to recommend, the Advisor will seek assurance that the Sub-advisor will generally vote proxies in a manner that is consistent with MTBIA’s policy (i.e., in accordance with ISS recommendations, unless otherwise specified by MTBIA). The Sub-advisor will provide the Advisor with information on securities voted by the Sub-advisor promptly after the vote occurs. If a Sub-advisor proposes to cast a vote that is not consistent with MTBIA’s policy, the Sub-advisor must notify the Advisor prior to casting the vote, so that the Advisor can seek to avoid conflicting votes among accounts that it manages. The Sub-advisor must also document the rationale for any such inconsistent vote.

79

PROXY VOTING REPORT

A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at www.sec.gov and through the Trust’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link.

PORTFOLIO HOLDINGS INFORMATION

To address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates concerning the release of portfolio holdings information, MTBIA and the Funds have adopted policies and procedures regarding the disclosure and release of portfolio holdings information. The Board has approved the policies and procedures.

The Funds’ and the Advisor’s overall policy with respect to the release of portfolio holdings information is to release it consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Funds will not make available to anyone non-public information with respect to their portfolio holdings until such time as the information is made available to all shareholders or the general public.

Each Fund discloses its complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Fund’s fiscal year and on Form N-CSR on the second and fourth quarter ends of the Fund’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

The release of Portfolio Holdings Information with respect to the Funds to selected third parties in advance of its release to all Fund shareholders or the general public is permissible only if there is a legitimate business purpose for that release, doing so is in the best interests of a Fund’s shareholders, the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed agreement (including a duty not to trade on the information), and the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund’s or MTBIA’s fiduciary duties. The existence of a legitimate business purpose for the release of Portfolio Holdings Information is recognized in the case of: certain eligible third parties, as described below and listed in the Appendix to this SAI; broker-dealers that may effect transactions for a Fund, subject to duties not to trade and of confidentiality; shareholders in the process of a redemption request in-kind, if such request is deemed in the best interests of the Fund and other shareholders; and the issuer of securities regarding the number or percentage of its shares that are owned by the Fund. Eligible third parties may not be required to execute a confidentiality agreement insofar as they are otherwise subject to duties of confidentiality and duties not to trade on the nonpublic information received.

Persons that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings on an ongoing basis in connection with the services that they provide to the Funds (they are included on the list in the Appendix to this SAI). Persons that are approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

In other cases, the determination of whether a Fund has a legitimate business purpose for releasing Portfolio Holdings Information selectively in advance of its public release shall be made by the Fund’s Chief Compliance Officer following a request submitted in writing.

The attraction of additional assets to a Fund will not in and of itself be deemed to be a legitimate business purpose. No consideration may be received by a Fund, the Advisor, a Sub-Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.

The Funds’ Chief Compliance Officer conducts periodic reviews of compliance with the procedures and provides annually a report to the Board regarding the operation of the procedures and any material changes recommended as a result of such review. The Chief Compliance Officer also reports annually to the Board on exceptions that are granted as described above along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

For purposes of the Funds’ policies and procedures, “portfolio holdings information” does not include aggregate, composite or descriptive information relating to a Fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund (“Analytical Information”), or information about the Fund’s derivative positions. Analytical Information generally includes, without limitation: (1) descriptions of allocations among asset classes, industries/sectors, regions, and countries (e.g., percentages of foreign securities holdings); (2) aggregated data such as average or median ratios, market capitalization, credit quality, duration, sharpe ratio, beta, and standard deviation; (3) performance attributions by industry, sector or country; and (4) aggregated risk statistics. In addition, other information may also be deemed to be Analytical Information if, in the reasonable belief of the Funds’ Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for a Fund. Such information, if made available to anyone, will be made available to any person upon request, but may or may not be posted on the Funds’ website

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds’ Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

MTBIA is responsible for decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the Funds, and implementing these decisions including, where applicable, the negotiation of commissions and the allocation of portfolio brokerage. MTBIA considers a number of factors when determining whether to use a brokerage firm, including: (i) the reputation and perceived soundness of the firm; (ii) whether the firm provides comprehensive coverage of the particular investment market; (iii) whether the firm is sufficiently knowledgeable about the market and about the security being traded so that speedy and accurate execution will be achieved; (iv) whether the securities prices offered by the firm represent fair market value and the commission charged is reasonable; (v) the firm’s ability to execute block trades; (vi) the firm’s standard of research coverage; and (vii) the firm’s standard of back-office and settlement arrangements.

In selecting the broker for a particular equity trade, when more than one firm is believed to meet MTBIA’s criteria, preference may be given to a broker-dealer that provides brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934), so long as MTBIA believes that the amount of commission charged by such broker-dealer for effecting the transaction is reasonable in relation to the value of the brokerage and research services provided. MTBIA will endeavor to be aware of the current level of charges of eligible broker-dealers and to minimize the expense incurred for effecting transactions to the extent consistent with the interests and policies of accounts. MTBIA has no obligation to seek the lowest commission rate for any particular transaction, or to select a broker-dealer on the basis of its purported or “posted” commission rate.

With regard to fixed income trading, transactions are typically effected in an over-the-counter-market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed income securities, particularly non-investment grade and municipal securities, may have only one primary market maker. MTBIA seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest available price with respect to a security.

80

On April 30, 2010, the following Funds owned securities of the following regular broker/dealers

Strategic Allocation Fund	J.P. Morgan Chase -$	Goldman Sachs -$	Morgan Stanley -$	Citigroup -$
Income Fund	J.P. Morgan Chase -$	Goldman Sachs -$	Morgan Stanley -$	Citigroup -$	Credit Suisse -$
Intermediate-Term Bond Fund	J.P. Morgan Chase -$	Goldman Sachs -$	Morgan Stanley -$	Citigroup -$
Large Cap Growth Fund	Goldman Sachs -$
Large Cap Value Fund	J.P. Morgan Chase -$	Morgan Stanley -$
Short-Term Corporate Bond Fund	J.P. Morgan Chase -$	Goldman Sachs -$	Morgan Stanley -$	Citigroup -$
U.S. Government Bond Fund	First Tennessee -$
U.S. Government Money Market	Barclays Bank Plc -$
U.S. Treasury Money Market	Barclays Bank Plc -$	Morgan Stanley - $
International Equity Fund	Deutsche Bank - $	Barclays Bank Plc -$	Credit Suisse -$

RESEARCH SERVICES

Subject to future regulatory changes of the SEC, research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the Sub-advisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Persons acting on the Funds’ behalf are authorized to pay a broker a higher brokerage commission than another broker might have charged for the same transaction in recognition of the value of brokerage or research services provided by the broker.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon (BNYM) and MTBIA, serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds.

Fees payable to BNYM for such services are based on assets and volume of transactions.

Fees Payable to MTBIA:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

ALPS Fund Services, Inc., a registered transfer agent, serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Funds for these transfer agency services.

81

CUSTODIAN, FUND ACCOUNTANT AND CO-ADMINISTRATOR

BNYM is the Custodian and Fund Accountant for the Trust. BNYM as Custodian is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments. BNYM provides fund accounting and administration services to the Funds for the following annual fee, based on the Funds’ average monthly net assets:

Annual Fee, Billed And Payable Monthly	Average Monthly Net Assets of the MTB Group of Funds
0.027%	on the first $500 million
0.0225%	on the next $500 million
0.018%	on assets in excess of $1 billion

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatement. Ernst & Young LLP is responsible for auditing the financial statements of the Funds.

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FEES PAID BY THE FUNDS FOR SERVICES

	Advisory Fee Paid/ Advisory Fee Waived			Brokerage Commissions Paid			Administrative Fee Paid/ Administrative Fee Waived
	For the fiscal year ended April 30,			For the fiscal year ended April 30,			For the fiscal year ended April 30,
Funds	2010	2009	2008	2010	2009	2008	2010	2009	2008
International Equity Fund		$1,971,275	$2,709,635		$387,897	$400,536		$48,248	$122,177
		$6,348	$24,280					$0	$0
Small Cap Growth Fund		$1,241,603	$1,648,725		$4,831,041	$3,167,488		$35,767	$88,489
		$136,920	$109,740					$0	$0
Mid Cap Growth Fund		$550,478	$531,607		$256,690	$95,630		$15,925	$27,985
		$188,131	$102,075					$0	$0
Large Cap Growth Fund		$521,733	$611,495		$288,895	$148,177		$15,104	$32,551
		$46,046	$54,533					$0	$0
Large Cap Value Fund		$872,163	$1,182,522		$98,014	$50,804		$30,519	$77,409
		$22,155	$37,393					$0	$0

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	Advisory Fee Paid/ Advisory Fee Waived					Brokerage Commissions Paid			Administrative Fee Paid/ Administrative Fee Waived
	For the fiscal year ended April 30					For the fiscal year ended April 30			For the fiscal year ended April 30
Funds	2010	2009		2008		2010	2009	2008	2010	2009		2008
Strategic Allocation Fund		$ $	124,797 168,256	$ $	187,131 168,154		$26,872	$30,533		$ $	4,701 0	$ $	13,381 0
Intermediate-Term Bond Fund		$ $	1,089,024 325,996	$ $	1,330,163 285,504		$0	$0		$ $	38,108 0	$ $	86,570 0
Income Fund		$ $	602,507 170,060	$ $	712,192 71,873		$0	$0		$ $	24,670 0	$ $	55,266 0
Short-Term Corporate Bond Fund		$ $	344,029 123,844	$ $	398,544 140,145		$0	$0		$ $	12,056 0	$ $	25,884 0
Maryland Municipal Bond Fund		$ $	855,756 216,126	$ $	963,174 236,857		$0	$0		$ $	29,968 0	$ $	62,781 0
Pennsylvania Municipal Bond Fund		$ $	810,039 22,365	$ $	917,012 42,929		$0	$0		$ $	28,364 0	$ $	59,793 0
New York Municipal Bond Fund		$ $	684,743 242,887	$ $	741,190 260,300		$0	$0		$ $	23,976 0	$ $	47,835 0
Virginia Municipal Bond Fund		$ $	126,109 135,256	$ $	119,062 109,883		$0	$0		$ $	4,419 0	$ $	7,761 0
U.S. Government Bond Fund		$ $	753,913 77,156	$ $	1,087,063 76,139		$0	$0		$ $	26,375 0	$ $	72,967 0
Short Duration Government Bond Fund		$ $	879,513 135,492	$ $	1,100,449 172,437		$0	$0		$ $	35,879 0	$ $	83,898 0
Money Market Fund		$ $	11,102,208 1,752,154	$ $	10,710,972 1,872,927		$0	$0		$ $	679,796 0	$ $	1,146,539 0
Tax-Free Money Market Fund		$ $	700,717 205,727	$ $	479,262 219,349		$0	$0		$ $	43,042 0	$ $	51,913 0
U.S. Government Money Market Fund		$ $	14,609,307 170,226	$ $	12,194,820 1,086,934		$0	$0		$ $	894,918 0	$ $	1,327,551 0
U.S. Treasury Money Market Fund		$ $	5,809,828 408,012	$ $	3,778,450 132,190		$0	$0		$ $	355,552 0	$ $	420,024 0
Pennsylvania Tax-Free Money Market Fund		$ $	277,219 38,743	$ $	127,859 76,169		$0	$0		$ $	16,973 0	$ $	13,075 0
New York Tax-Free Money Market Fund		$ $	730,324 64,805	$ $	532,963 83,302		$0	$0		$ $	44,806 0	$ $	58,274 0
Prime Money Market Fund		$ $	1,968,915 811,742	$ $	1,622,507 773,395		$0	$0		$ $	120,719 0	$ $	175,783 0

84

12b-1 and Shareholder Services Fees

For the fiscal year ended April 30, 2010
	Shareholder Services Fees				12b-1 Fees
Fund	Class A	Class B	Class C		Class A	Class B	Class C
International Equity Fund	$	$		—	$	$		—

Small Cap Growth Fund	$	$	$		$	$	$

Mid Cap Growth Fund	$	$		—	$	$		—

Large Cap Growth Fund	$	$		—	$	$		—

Large Cap Value Fund	$	$		—	$	$		—

Strategic Allocation Fund	$	$		—	$	$		—

Intermediate-Term Bond Fund	$	$		—	$	$		—

Income Fund	$	$		—	$	$		—

85

Short-Term Corporate Bond Fund	$		$—	$			$—

Maryland Municipal Bond Fund	$		$—	$			$—

Pennsylvania Municipal Bond Fund	$		$—	$			$—

New York Municipal Bond Fund	$		$—	$			$—

Virginia Municipal Bond Fund	$	—	—	$		—	—

U.S Government Bond Fund	$		$—	$			$—

Short Duration Government Bond Fund	$		$—	$			$—

Money Market Fund	$		$—		—		$—

Tax-Free Money Market Fund	$	—	—	$		—	—

U.S. Government Money Market Fund	$	—	—	$		—	—

U.S. Treasury Money Market Fund	$	—	—		—	—	—

Pennsylvania Tax-Free Money Market Fund	$	—	—	$		—	—

New York Tax-Free Money Market Fund	$	—	—		—	—	—

86

For the fiscal year ended April 30, 2010
	Shareholder Services Fees				12b-1 Fees
Fund	Class S Shares	Class A2 Shares	Institutional I Class	Institutional II Class	Class S Shares	Class A2 Shares	Institutional I Class	Institutional II Class
International Equity Fund	—	—		$—	—	—	—	—

Small Cap Growth Fund	—	—		$—	—	—	—	—

	—	—		—	—	—	—	—

Mid Cap Growth Fund	—	—		$—	—	—	—	—

	—	—		—	—	—	—	—

Large Cap Growth Fund	—	—		$—	—	—	—	—

	—	—		—	—	—	—	—

	—	—		—	—	—	—	—

Large Cap Value Fund	—	—		$—	—	—	—	—

Strategic Allocation Fund	—	—		$—	—	—	—	—

Intermediate-Term Bond Fund	—	—		$—	—	—	—	—

Income Fund	—	—		$—	—	—	—	—

Short-Term Corporate Bond Fund	—	—		$—	—	—	—	—

87

Maryland Municipal Bond Fund		—		—	$			—		—	—	—		—

Pennsylvania Municipal Bond Fund		—		—	$			—		—	—	—		—

New York Municipal Bond Fund		—		—	$			—		—	—	—		—

Virginia Municipal Bond Fund		—		—		—		—		—	—	—		—

U.S. Government Bond Fund		—		—	$			—		—	—	—		—

Short Duration Government Bond Fund		—		—	$			—		—	—	—		—

Money Market Fund	$		$		$			—	$			$—	$

Tax-Free Money Market Fund		—		—	$			—		—	—	—	$

U.S. Government Money Market Fund		—		—	$			—		—	—	—	$

U.S. Treasury Money Market Fund	$			—	$			—	$		—	—	$

Pennsylvania Tax-Free Money Market Fund		—		—	$			—		—	—	—	$

New York Tax-Free Money Market Fund		—		—	$			—		—	—	—		—

Prime Money Market Fund		—		—		—	$			—	—	—	$

For the fiscal year ended April 30, 2010
	Shareholder Services Fees			12b-1 Fees
Fund	Corporate Shares			Corporate Shares
Prime Money Market Fund		$—	—		$—

88

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC’s standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund’s or any class of Shares’ expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares of the Strategic Allocation Fund is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the “base period.” This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of Maryland Municipal Bond Fund, New York Tax-Free Money Market Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and the Virginia Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

89

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

The information presented in the following tables uses the SEC’s standard method for calculating performance.

Total returns are given for the period ended April 30, 2010.

Yield and Tax-Equivalent Yield are given for the 7-day and 30-day periods ended April 30, 2010.

International Equity Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (1/10/01)
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

Small Cap Growth Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

90

	30-Day Period	1 Year	5 Years	10 Years
Class C Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

Mid Cap Growth Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

91

	30-Day Period	1 Year	5 Years	Start of Performance (8/25/03)
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

92

Large Cap Growth Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

93

Large Cap Value Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA

After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

94

Strategic Allocation Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

95

Intermediate-Term Bond Fund	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class C Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

Income Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

96

Short-Term Corporate Fund	30-Day Period	1 Year	5 Years	Start of Performance (8/25/03)
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/25/03)
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/25/03)
Class C Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

Maryland Municipal Bond Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

97

	30-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

Pennsylvania Municipal Bond Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

New York Municipal Bond Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

98

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

Virginia Municipal Bond Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

U.S. Government Bond Fund	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

99

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

Short Duration Government Bond Fund	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class C Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions	NA
After Taxes on Distributions and Sale of Shares	NA
Yield	NA	NA	NA	NA

Pennsylvania Tax-Free Money Market Fund	7-Day Period	1 Year	5 Years	Start of Performance (8/25/03)
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.05%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

100

	7-Day Period	1 Year	5 Years	Start of Performance (5/1/01)
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.25%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	Start of Performance (5/11/01)
Class II Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.15%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

New York Tax-Free Money Market Fund	7-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.13%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.38%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

101

Money Market Fund	7-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class B Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	Start of Performance (6/8/98)
Class S Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	Start of Performance (9/4/01)
Class A2 Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.05%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.10%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class II Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

102

Prime Money Market Fund	7-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.14%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

Tax-Free Money Market Fund	7-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.34%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	10 Years
Class II Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.19%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

103

U.S. Government Money Market Fund	7-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	10 Years
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.16%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	10 Years
Class II Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.06%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

U.S. Treasury Money Market Fund	7-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	10 Years
Class S Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

	7-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class I Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

104

	7-Day Period	1 Year	5 Years	Start of Performance (8/18/03)
Class II Shares:
Total Return
Before Taxes	NA
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Yield	0.01%	NA	NA	NA
Tax-Equivalent Yield	NA	NA	NA	NA

TAX EQUIVALENCY TABLES

Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Virginia Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds’ income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market Fund for the 7-day period ended April 30, 2010 was          (Class A Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2010 was          (Class A Shares) and          (Class B Shares). The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April 30, 2010 was          (Class A Shares) and          (Class B Shares).

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2010 State of New York TO COME

105

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2010 State of Pennsylvania

TO COME

106

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2010 State of Maryland – Including Local Income Tax

TO COME

107

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2010 State of Virginia

TO COME

108

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2010 Multistate Municipal Fund

TO COME

109

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended April 30, 2010 are incorporated by reference to the Annual Reports to Shareholders of the MTB Group of Funds dated April 30, 2010.

INVESTMENT RATINGS

STANDARD AND POOR’S (S&P)

Long-Term Debt Rating Definitions

AAA—Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB—Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B—Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC—Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC—The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C—The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1—This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings

A S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1—Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2—Satisfactory capacity to pay principal and interest.

110

Variable Rate Demand Notes (VRDNs) and Tender Option Bonds (TOBs) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY’S INVESTORS SERVICE, INC.

Long-Term Bond Rating Definitions

Aaa—Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings

P-1—Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2—Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings

Moody’s Investor Service, Inc. (Moody’s) short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1—This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2—This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

111

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH RATINGS

Long-Term Debt Rating Definitions

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB—Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B—Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC—Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC—Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C—Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions

F-1+—Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1—Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2—Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions

FITCH-1—(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2—(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

112

Other Considerations

Among the factors considered by Moody’s in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer’s products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer’s industry, (iii) the issuer’s relative strength and position within the industry and (iv) the reliability and quality of management.

113

CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL I SHARES

MTB Short Duration Government Bond Fund+

MTB Short-Term Corporate Bond Fund+

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Virginia Municipal Bond Fund*

MTB Intermediate-Term Bond Fund+

MTB Income Fund

MTB Strategic Allocation Fund

MTB Large Cap Value Fund

MTB Large Cap Growth Fund

MTB Mid Cap Growth Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

CLASS A SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB New York Tax-Free Money Market Fund**

MTB Pennsylvania Tax-Free Money Market Fund

MTB Tax-Free Money Market Fund

MTB U.S. Government Money Market Fund

CLASS A SHARES, CLASS S SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB U.S. Treasury Money Market Fund

CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS S SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Money Market Fund

CORPORATE SHARES

MTB Prime Money Market Fund

*	Offer Class A Shares only
+	Only MTB Small Cap Growth, Short Duration Government Bond, Short-Term Corporate Bond and Intermediate-Term Bond Funds offer Class C Shares
**	Offer Class A Shares and Institutional I Shares only

ADDRESSES

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Investment Advisor and Co-Administrator

MTB Investment Advisors, Inc.

100 East Pratt Street

17th Floor

Baltimore, MD 21202

Sub-advisors to MTB International Equity Fund

LSV Asset Management

One North Wacker Drive

Suite 4000

Chicago, IL 60606

Hansberger Global Investors, Inc.

401 East Las Olas Boulevard, Suite 1700

Fort Lauderdale, FL 33301

Baring International Investment Limited

155 Bishopsgate

London

EC2M 3XY

United Kingdom

Sub-advisor to MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

16th Floor

Los Angeles, CA 90067

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

APPENDIX

The following is a list of persons other than the Advisor, the Sub-advisors and their respective affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CO-ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTANT

The Bank of New York Mellon

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

LEGAL COUNSEL

Stradley Ronon LLP

PERFORMANCE REPORTING/PUBLICATIONS

Lipper

Standard & Poor’s

Moody’s Investors Service

ICRA Online LTD

FINANCIAL PRINTERS

RR Donnelley

TRANSFER AGENT

ALPS Fund Services, Inc.

OTHER

TechOne Media

PROXY VOTING SERVICES

RiskMetrics Group

PART C	OTHER INFORMATION.

Item 28.	Exhibits

(a)(i)	Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, dated August 8, 2000, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(a)(ii)	Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(i)	Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(ii)	Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b)(iii)	Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(b)(iv)	Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(c)(i)	Copy of Specimen Certificate for Shares of Capital Stock of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993.

(c)(ii)	Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996.

(d)(i)	Conformed copy of Investment Advisory Agreement of the Registrant (27 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(ii)	Conformed copy of Investment Advisory Agreement of the Registrant (2 money market funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(iii)	Conformed copy of Investment Advisory Agreement of the Registrant (5 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(iv)	Conformed copy of Sub-Advisory Agreement for MTB Large Cap Value Fund (NWQ Investment Management Company, LLC), dated December 8, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed February 11, 2005.

(d)(v)	Conformed copy of Investment Advisory Contract Letter Agreement, dated February 15, 2005 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d)(vi)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds), dated April 29, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(d)(vii)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (2 money market funds), dated April 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(d)(viii)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (2 money market funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d)(ix)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds), dated January 11, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(d)(x)	Conformed copy of Investment Advisory Contract Letter Agreement, dated January 6, 2006 (Maryland and Virginia Municipal Bond Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 68 on Form N-1A filed April 28, 2006.

(d)(xi)	Conformed copy of Investment Advisory Contract Letter Agreement, dated March 30, 2007 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(d)(xii)	Conformed copy of Subadvisory Agreement for International Equity Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(d)(xiii)	Conformed copy of Subadvisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(d)(xiv)	Conformed copy of Sub-Advisory Agreement for Large Cap Value Fund (NWQ Investment Management Company, LLC) dated July 28, 2005, incorporated by reference to the Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(d)(xv)	Conformed copy of Amendment to Subadvisory Contract among MTB Group of Funds, MTB Investment Advisors, Inc. and LSV Asset Management, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 71 on Form N-1A filed March 1, 2007.

(d)(xvi)	Conformed copy of Subadvisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.) dated February 28, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 72 on Form N-1A filed April 26, 2007.

(d)(xvii)	Subadvisory Agreement for International Equity Fund (Baring International Investment, Limited), dated December 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(e)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated October 1, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(f)	Not applicable.

(g)	Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

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(h)(i)	Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(ii)	Form of Recordkeeping Agreement of the Registrant for the VA Funds, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(iii)	Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc., dated April 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(iv)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(v)	Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(vi)	Shareholder Services Plan, dated September 10, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(vii)	Conformed copy of Indemnification Agreement of the Registrant; dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(h)(viii)	Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(h)(ix)	Conformed copy of Assignment and Consent of Fund Participation Agreement, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 60 on Form N-1A filed July 1, 2004.

(h)(x)	Amended and Restated Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., TransAmerica Life Insurance Co. and TransAmerica Financial Life Insurance Co., dated September 6, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xi)	Amendment No. 1 to Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and Hartford Life Insurance Company, dated November 17, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xii)	Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services, Inc., dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xiii)	Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and First SunAmerica Life Insurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xiv)	Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and AIG SunAmerica Life Assurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

3

(h)(xv)	Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xvi)	Conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xvii)	Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (to be filed by amendment).

(k)	Not applicable.

(l)	Conformed copy of Initial Capital Understanding, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(m)(i)	Rule 12b-1 Agreement of the Registrant and ALPS Distributors, Inc. (to be filed by amendment).

(m)(ii)	Rule 12b-1 Plan regarding Class B Shares and Class C Shares of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 79 on Form N-1A filed on January 22, 2010.

(m)(iii)	Form of Dealer (Sales) Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(m)(iv)	Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreement, dated December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(n)	Conformed copy of Multiple Class Plan of the Registrant, dated September 13, 2006, including Exhibits A-J, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(n)(i)	Exhibit B to the Multi Class Plan of the Registrant amended December 3, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(o)(i)	Conformed copy of Power of Attorney of the Registrant, dated March 12, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(o)(ii)	Conformed copy of Power of Attorney of Chairman and Trustee Joseph J. Castiglia, dated July 14, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(o)(iii)	Conformed copy of Power of Attorney of Trustee Marguerite Hambleton, dated August 22, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 66 on Form N-1A filed October 7, 2005.

(o)(iv)	Power of Attorney of Treasurer Guy Nordahl, dated April 15, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

4

(p)(i)	Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(p)(ii)	Code of Ethics of ALPS Distributors, Inc. dated May 1994, revised December 31, 2004, further revised February 3, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(p)(iii)	Copy of Code of Ethics of LSV Asset Management, dated January 19, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(iv)	Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(p)(v)	Copy of Code of Ethics of NWQ Investment Management Company LLC, dated August 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(vi)	Copy of Code of Ethics of Baring International Investment, Limited (to be filed by amendment).

Item 29.	Persons Controlled by or Under Common Control with Registrant:

None

Item 30.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which

5

the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31.	Business and Other Connections of Investment Adviser:

(a)	MTB Investment Advisors, Inc., (MTBIA), a subsidiary of Manufacturers and Traders Trust Company (“M&T Bank”) performs investment advisory services for the Registrant. As of December 31, 2009, MTBIA and entities affiliated with MTBIA or its predecessors managed approximately $6.0 billion in money market mutual fund assets and $1.9 billion in net assets of retail and institutional mutual funds. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $68.9 billion bank holding company as of December 31, 2009, headquartered in Buffalo, New York. As of December 31, 2009, M&T Bank had over 800 offices throughout New York State, New Jersey, Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and the District of Columbia, and an office in George Town, Cayman Islands, British West Indies.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. As of December 31, 2009, M&T Bank had $68.9 billion in assets. Except for MTB Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

The principal executive Officers and the Directors of MTBIA are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with MTBIA.

(b)

Name	Position with MTBIA	Other Substantial Business, Profession, Vocation or Employment

Mark J. Czarnecki One M&T Plaza 19th Floor Buffalo, NY 14203-2399	Director	President M&T Bank Corporation and Manufacturers and Traders Trust Company

Jeffrey Durkee 100 E. Pratt Street 17th Floor Baltimore, MD 21202-1009	President and Chief Executive Officer	Senior Vice President Manufacturers and Traders Trust Company

Carl W. Jordan One M&T Plaza, 9th Floor Buffalo, NY 14203-2399	Director	Senior Vice President Manufacturers and Traders Trust Company

Kenneth G. Thompson	Director	Senior Vice President

6

100 E. Pratt Street 17th Floor Baltimore, MD 21202-1009	Manufacturers and Traders Trust Company

Item 32.	Principal Underwriters.

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Trust, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, MTB Group of Funds, OOK, Inc., Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	AML Officer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable

Item 33.	Location of Accounts and Records:

7

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds	100 East Pratt Street, 17th floor Baltimore, Maryland 21202

ALPS Fund Services, Inc. (“Transfer Agent and Dividend Disbursing Agent”)	1290 Broadway, Suite 1100 Denver, Colorado 80203

The Bank of New York Mellon (“Co-Administrator, Accountant and Custodian”)	101 Barclay Street New York, New York 10286

MTB Investment Advisors, Inc. a subsidiary of Manufacturers and Traders Trust Company (“Investment Adviser and Co-Administrator”)	100 E. Pratt Street, 17th Floor Baltimore, MD 21202

LSV Asset Management (“Sub-Adviser” to the MTB International Equity Fund)	One North Wacker Drive Suite 4000 Chicago, Illinois 60606

NWQ Investment Management Company, LLC (“Sub-Adviser” to the MTB Large Cap Value Fund)	2049 Century Park East, 16th floor Los Angeles, California 90067

Hansberger Global Investors, Inc. (“Sub-Adviser” to the MTB International Equity Fund)	401 East Los Olas Blvd. Suite 1700 Fort Lauderdale, FL 33301

Baring International Investment Limited (“Sub-Adviser” to the MTB International Equity Fund)	155 Bishopsgate London, England EC2M 3XY

Item 34.	Management Services:

Not applicable.

Item 35.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Trust has duly caused this Post-Effective Amendment No. 85 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 28th day of June 2010.

MTB GROUP OF FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
June 28, 2010

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By: /s/ Lisa R. Grosswirth
Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	June 28, 2010

NAME	TITLE

Joseph J. Castiglia*	Chairman of the Board and Trustee

Richard J. Berthy*	Chief Executive Officer
(Principal Executive Officer)

Timothy L. Brenner*	President

Guy Nordahl*	Treasurer
(Principal Financial Officer)

William H. Cowie, Jr.*	Trustee

John S. Cramer*	Trustee

Kenneth G. Thompson*	Trustee

Daniel R. Gernatt, Jr.*	Trustee

Richard B. Seidel*	Trustee

Dr. Marguerite D. Hambleton*	Trustee

Jeffrey Durkee*	Trustee

* By Power of Attorney

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EXHIBIT INDEX

MTB GROUP OF FUNDS

Exhibit #	Title of Exhibit